UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-762-7085

Date of fiscal year end: 8/31/05

Date of reporting period: 2/28/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

AMERICAN PERFORMANCE FUNDS

The Right Fit For Your Investment Goals

MIDYEAR REPORT

February 28, 2005

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments for the periods ending May 31, 2005 and November 30, 2005 will be available starting July 30, 2005 and January 29, 2006, respectively, without charge on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceeded or accompanied by a prospectus. An investor should consider the fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the fund’s prospectus. To obtain a prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The American Performance Funds are distributed by BISYS Fund Services, Limited Partnership.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Bank of Oklahoma, N.A., any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities

February 28, 2005

(Unaudited)

	U.S. Treasury Fund	Institutional U.S. Treasury Fund	Cash Management Fund	Institutional Cash Management Fund
ASSETS:
Investments, at cost	$—	$—	$507,404,940	$203,777,937
Repurchase agreements, at cost	691,536,551	283,470,530	340,577,278	69,932,830

Total Investments	691,536,551	283,470,530	847,982,218	273,710,767
Interest receivable	49,367	20,345	1,487,353	507,609
Prepaid expenses and other assets	26,704	13,912	34,324	31,959

Total Assets	691,612,622	283,504,787	849,503,895	274,250,335

LIABILITIES:
Dividends payable	940,279	472,852	1,098,742	424,454
Payable for investments purchased	—	—	15,000,000	15,000,000
Accrued expenses and other payables:
Investment advisory fees	213,505	4,266	173,200	—
Administration fees	104,084	24,730	92,573	22,784
Custodian fees	16,013	6,399	17,917	6,189
Fund accounting fees	4,090	2,004	4,340	2,048
Transfer agent fees	4,358	1,423	11,364	2,143
Other liabilities	5,447	—	25,306	—

Total Liabilities	1,287,776	511,674	16,423,442	15,457,618

Net Assets	$690,324,846	$282,993,113	$833,080,453	$258,792,717

COMPOSITION OF NET ASSETS:
Capital	690,282,851	282,991,715	833,017,120	258,804,974
Accumulated net investment income	42,328	1,398	63,333	989
Accumulated net realized losses on investment transactions	(333)	—	—	(13,246)

Net Assets	$690,324,846	$282,993,113	$833,080,453	$258,792,717

Shares of beneficial interest issued and outstanding	690,282,852	282,992,179	833,017,119	258,804,299

Net asset value and redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)	$1.00	$1.00	$1.00	$1.00

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities

February 28, 2005

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
ASSETS:
Investments, at value (Cost $33,747,336; $269,984,116; $90,443,091; and $46,975,769, respectively)	$34,746,200	$263,525,402	$85,956,596	$45,295,976
Investment in affiliates, at cost	—	5,592,694	4,798,702	2,624,022

Total Investments	34,746,200	269,118,096	90,755,298	47,919,998
Interest and dividends receivable	332,945	1,606,751	644,594	406,315
Receivable for capital shares issued	—	75,416	18,810	—
Receivable for investments sold	591,115	—	—	—
Prepaid expenses and other assets	2,761	19,866	7,245	4,930

Total Assets	35,673,021	270,820,129	91,425,947	48,331,243

LIABILITIES:
Dividends payable	83,914	782,762	279,872	162,094
Payable for investments purchased	1,711,543	402,275	500,000	—
Payable for capital shares redeemed	—	44,359	33,239	20,220
Accrued expenses and other payables:
Investment advisory fees	8,608	—	24,380	13,067
Administration fees	4,919	41,182	13,932	7,467
Distribution fees	—	35,004	17,414	9,334
Custodian fees	738	6,177	2,090	1,120
Fund accounting fees	—	1,355	203	50
Transfer agent fees	1,309	12,596	1,887	1,528
Other liabilities	35	7,926	2,896	2,333

Total Liabilities	1,811,066	1,333,636	875,913	217,213

Net Assets	$33,861,955	$269,486,493	$90,550,034	$48,114,030

COMPOSITION OF NET ASSETS:
Capital	32,961,113	272,510,831	90,423,338	46,992,915
Accumulated (distributions in excess) net investment income	(144,309)	(46,359)	36,360	1,746
Accumulated net realized gains (losses) on investment transactions	46,287	(2,111,959)	(221,871)	175,140
Net unrealized appreciation (depreciation) on investment transactions	998,864	(866,020)	312,207	944,229

Net Assets	$33,861,955	$269,486,493	$90,550,034	$48,114,030

Shares of beneficial interest issued and outstanding	3,120,187	26,515,484	8,787,398	5,075,680

Net asset value and redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)	$10.85	$10.16	$10.30	$9.48

Maximum Sales Charge	2.50%	2.00%	2.50%	3.00%

Maximum Offering Price (100%/(100%—Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share	$11.13	$10.37	$10.56	$9.77

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities

February 28, 2005

(Unaudited)

	Balanced Fund	Equity Fund	Growth Equity Fund	Small Cap Equity Fund
ASSETS:
Investments, at value (Cost $78,918,045; $20,821,321; $16,657,283; and $10,213,500, respectively)	$86,176,852	$27,761,547	$20,126,139	$11,716,765
Investment in affiliates, at cost	2,157,377	96,704	5,619	785,323

Total Investments	88,334,229	27,858,251	20,131,758	12,502,088
Interest and dividends receivable	288,423	35,648	42,671	7,694
Receivable for investments sold	—	39,295	2,198,754	—
Prepaid expenses and other assets	6,083	6,856	9,211	2,458

Total Assets	88,628,735	27,940,050	22,382,394	12,512,240

LIABILITIES:
Payable for investments purchased	—	—	1,647,485	213,962
Accrued expenses and other payables:
Investment advisory fees	28,491	10,834	8,325	1,882
Administration fees	13,567	4,334	3,330	1,883
Distribution fees	—	5,417	4,163	2,353
Custodian fees	2,035	650	500	282
Transfer agent fees	1,215	1,268	1,811	414
Other liabilities	1,339	531	3,235	475

Total Liabilities	46,647	23,034	1,668,849	221,251

Net Assets	$88,582,088	$27,917,016	$20,713,545	$12,290,989

COMPOSITION OF NET ASSETS:
Capital	79,036,368	45,426,073	29,301,186	9,718,109
Accumulated net investment income	300,234	26,938	24,804	224
Accumulated net realized gains (losses) on investment transactions	(170,698)	(24,572,925)	(12,086,920)	284,068
Net unrealized appreciation on investment transactions	9,416,184	7,036,930	3,474,475	2,288,588

Net Assets	$88,582,088	$27,917,016	$20,713,545	$12,290,989

Shares of beneficial interest issued and outstanding	6,684,290	3,081,856	2,159,431	963,348

Net asset value and redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)	$13.25	$9.06	$9.59	$12.76

Maximum Sales Charge	5.00%	5.00%	5.00%	5.00%

Maximum Offering Price (100%/(100%—Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share	$13.95	$9.54	$10.09	$13.43

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2005

(Unaudited)

	U.S. Treasury Fund	Institutional U.S. Treasury Fund	Cash Management Fund	Institutional Cash Management Fund
Investment Income:
Interest income	$6,657,610	$2,372,392	$7,208,233	$2,620,989

Total Income	6,657,610	2,372,392	7,208,233	2,620,989

Expenses:
Investment advisory fees	1,363,436	179,155	1,442,326	200,971
Administration fees	660,403	238,873	698,033	267,961
Distribution fees	852,145	—	901,451	—
Fund accounting fees	94,014	38,008	101,573	56,723
Transfer agent fees	71,998	25,069	89,788	27,879
Custodian fees	102,258	35,831	108,175	40,194
Trustee fees	7,290	2,168	7,956	2,999
Other expenses	129,414	47,821	128,878	66,123

Total expenses before fee reductions	3,280,958	566,925	3,478,180	662,850
Expenses voluntarily reduced by Investment Advisor	—	(155,265)	(396,641)	(174,206)
Expenses voluntarily reduced by Administrator	—	(92,338)	(144,233)	(130,836)
Expenses voluntarily reduced by Distributor	(852,145)	—	(901,451)	—

Net Expenses	2,428,813	319,322	2,035,855	357,808

Net Investment Income	4,228,797	2,053,070	5,172,378	2,263,181

Change in net assets resulting from operations	$4,228,797	$2,053,070	$5,172,378	$2,263,181

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2005

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
Investment Income:
Interest income	$639,598	$4,324,033	$1,943,278	$1,176,263
Dividend income	7,819	—	—	—
Dividend income from affiliates	—	114,384	27,325	17,286

Total Income	647,417	4,438,417	1,970,603	1,193,549

Expenses:
Investment advisory fees	88,225	659,815	247,087	133,734
Administration fees	32,082	239,934	89,851	48,631
Distribution fees	40,102	299,916	112,312	60,788
Fund accounting fees	19,481	60,959	24,744	13,726
Transfer agent fees	5,045	43,255	11,754	6,963
Custodian fees	4,812	35,990	13,478	7,295
Trustee fees	338	2,998	937	569
Other expenses	9,686	47,741	21,228	13,268

Total expenses before fee reductions	199,771	1,390,608	521,391	284,974
Expenses voluntarily reduced by Investment Advisor	(32,082)	(659,815)	(89,851)	(48,631)
Expenses voluntarily reduced by Distributor	(40,102)	(95,974)	—	—

Net Expenses	127,587	634,819	431,540	236,343

Net Investment Income	519,830	3,803,598	1,539,063	957,206

Realized/Unrealized Gains (Losses) On Investments:
Net realized gains (losses) on investment transactions	46,284	(36,690)	127,857	209,518
Change in unrealized appreciation/depreciation on investment transactions	(352,034)	(2,110,177)	(898,190)	(507,588)

Net realized/unrealized losses on investments	(305,750)	(2,146,867)	(770,333)	(298,070)

Change in net assets resulting from operations	$214,080	$1,656,731	$768,730	$659,136

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2005

(Unaudited)

	Balanced Fund	Equity Fund	Growth Equity Fund	Small Cap Equity Fund
Investment Income:
Interest income	$562,690	$—	$—	$—
Dividend income	693,988	315,526	471,342	79,087
Dividend income from affiliates	25,684	1,622	4,017	3,997

Total Income	1,282,362	317,148	475,359	83,084

Expenses:
Investment advisory fees	318,141	113,565	100,032	40,407
Administration fees	85,984	32,918	28,995	11,712
Distribution fees	107,480	41,147	36,243	14,640
Fund accounting fees	24,058	10,322	9,629	4,302
Transfer agent fees	11,220	5,494	5,290	1,801
Custodian fees	12,898	4,938	4,349	1,757
Trustee fees	928	393	421	162
Other expenses	17,594	11,124	12,333	6,626

Total expenses before fee reductions	578,303	219,901	197,292	81,407
Expenses voluntarily reduced by Investment Advisor	(137,574)	(31,272)	(27,545)	(28,695)
Expenses voluntarily reduced by Distributor	(107,480)	—	—	—

Net Expenses	333,249	188,629	169,747	52,712

Net Investment Income	949,113	128,519	305,612	30,372

Realized/Unrealized Gains (Losses) On Investments:
Net realized gains on investment transactions	2,608,312	4,896,611	3,952,713	412,775
Change in unrealized appreciation/depreciation on investment transactions	3,547,478	(407,968)	(1,663,297)	1,799,197

Net realized/unrealized gains on investments	6,155,790	4,488,643	2,289,416	2,211,972

Change in net assets resulting from operations	$7,104,903	$4,617,162	$2,595,028	$2,242,344

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Institutional U.S. Treasury Fund
	Six Months Ended February 28, 2005	Year Ended August 31, 2004	Six Months Ended February 28, 2005	Year Ended August 31, 2004
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$4,228,797	$2,060,068	$2,053,070	$1,168,626
Net realized gains on investment transactions	—	7,687	—	827

Change in net assets from operations	4,228,797	2,067,755	2,053,070	1,169,453

Distributions to Shareholders:
From net investment income	(4,228,797)	(2,100,068)	(2,053,070)	(1,168,626)

Change in net assets from shareholder distributions	(4,228,797)	(2,100,068)	(2,053,070)	(1,168,626)

Capital Transactions:
Proceeds from shares issued	685,288,305	1,593,783,149	248,292,933	404,848,498
Dividends reinvested	214	258	2,947	2,629
Cost of shares redeemed	(625,896,546)	(1,568,442,904)	(147,647,679)	(300,153,737)

Change in net assets from capital transactions	59,391,973	25,340,503	100,648,201	104,697,390

Change in net assets	59,391,973	25,308,190	100,648,201	104,698,217

Net Assets:
Beginning of period	630,932,873	605,624,683	182,344,912	77,646,695

End of period	$690,324,846	$630,932,873	$282,993,113	$182,344,912

Accumulated net investment income	42,328	42,328	1,398	1,398

Share Transactions:
Issued	685,288,305	1,593,783,148	248,292,933	404,848,498
Reinvested	214	258	2,947	2,629
Redeemed	(625,896,546)	(1,568,442,904)	(147,647,679)	(300,153,737)

Change in shares	59,391,973	25,340,502	100,648,201	104,697,390

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Cash Management Fund		Institutional Cash Management Fund
	Six Months Ended February 28, 2005	Year Ended August 31, 2004	Six Months Ended February 28, 2005	Year Ended August 31, 2004
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$5,172,378	$4,150,608	$2,263,181	$2,644,994
Net realized gains (losses) on investment transactions	—	916	—	(13,246)

Change in net assets from operations	5,172,378	4,151,524	2,263,181	2,631,748

Distributions to Shareholders:
From net investment income	(5,172,378)	(4,150,597)	(2,263,181)	(2,644,994)

Change in net assets from shareholder distributions	(5,172,378)	(4,150,597)	(2,263,181)	(2,644,994)

Capital Transactions:
Proceeds from shares issued	1,384,775,844	2,104,387,061	640,575,131	1,573,345,424
Dividends reinvested	24,504	11,714	127,654	194,174
Cost of shares redeemed	(1,213,478,404)	(2,115,498,364)	(632,879,683)	(1,624,057,196)

Change in net assets from capital transactions	171,321,944	(11,099,589)	7,823,102	(50,517,598)

Change in net assets	171,321,944	(11,098,662)	7,823,102	(50,530,844)

Net Assets:
Beginning of period	661,758,509	672,857,171	250,969,615	301,500,459

End of period	$833,080,453	$661,758,509	$258,792,717	$250,969,615

Accumulated net investment income	63,333	63,333	989	989

Share Transactions:
Issued	1,384,775,845	2,104,387,061	640,575,132	1,573,345,424
Reinvested	24,504	11,714	127,654	194,174
Redeemed	(1,213,478,404)	(2,115,498,364)	(632,879,683)	(1,624,057,196)

Change in shares	171,321,945	(11,099,589)	7,823,103	(50,517,598)

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund
	Six Months Ended February 28, 2005	Year Ended August 31, 2004	Six Months Ended February 28, 2005	Year Ended August 31, 2004
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$519,830	$1,297,300	$3,803,598	$6,719,608
Net realized gains (losses) on investment transactions	46,284	145,068	(36,690)	178,506
Change in unrealized appreciation/depreciation on investment transactions	(352,034)	429,075	(2,110,177)	746,840

Change in net assets from operations	214,080	1,871,443	1,656,731	7,644,954

Distributions to Shareholders:
From net investment income	(565,019)	(1,381,975)	(4,268,000)	(8,756,238)
From net realized gains on investment transactions	(76,006)	(7,205)	—	(1,066,951)

Change in net assets from shareholder distributions	(641,025)	(1,389,180)	(4,268,000)	(9,823,189)

Capital Transactions:
Proceeds from shares issued	10,381,982	4,662,250	82,419,650	228,297,796
Dividends reinvested	139,103	138,152	1,752,325	4,767,166
Cost of shares redeemed	(9,966,484)	(13,201,259)	(25,640,338)	(246,163,775)

Change in net assets from capital transactions	554,601	(8,400,857)	58,531,637	(13,098,813)

Change in net assets	127,656	(7,918,594)	55,920,368	(15,277,048)

Net Assets:
Beginning of period	33,734,299	41,652,893	213,566,125	228,843,173

End of period	$33,861,955	$33,734,299	$269,486,493	$213,566,125

Accumulated (distributions in excess of) net investment income	(144,309)	(99,120)	(46,359)	418,043

Share Transactions:
Issued	951,167	425,326	8,063,573	22,104,080
Reinvested	12,722	12,601	171,372	461,736
Redeemed	(912,651)	(1,208,706)	(2,509,718)	(23,894,407)

Change in shares	51,238	(770,779)	5,725,227	(1,328,591)

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Intermediate Bond Fund		Bond Fund
	Six Months Ended February 28, 2005	Year Ended August 31, 2004	Six Months Ended February 28, 2005	Year Ended August 31, 2004
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,539,063	$2,906,758	$957,206	$2,181,977
Net realized gains on investment transactions	127,857	550,622	209,518	516,396
Change in unrealized appreciation/depreciation on investment transactions	(898,190)	194,582	(507,588)	396,890

Change in net assets from operations	768,730	3,651,962	659,136	3,095,263

Distributions to Shareholders:
From net investment income	(1,730,981)	(3,596,163)	(1,037,977)	(2,307,684)
From net realized gains on investment transactions	—	(2,261,282)	(80,781)	(2,259,232)

Change in net assets from shareholder distributions	(1,730,981)	(5,857,445)	(1,118,758)	(4,566,916)

Capital Transactions:
Proceeds from shares issued	6,465,438	12,394,049	4,775,809	7,343,049
Dividends reinvested	651,445	3,432,468	606,384	3,267,551
Cost of shares redeemed	(6,390,752)	(21,433,215)	(6,273,692)	(20,538,085)

Change in net assets from capital transactions	726,131	(5,606,698)	(891,499)	(9,927,485)

Change in net assets	(236,120)	(7,812,181)	(1,351,121)	(11,399,138)

Net Assets:
Beginning of period	90,786,154	98,598,335	49,465,151	60,864,289

End of period	$90,550,034	$90,786,154	$48,114,030	$49,465,151

Accumulated net investment income	36,360	228,278	1,746	82,517

Share Transactions:
Issued	623,794	1,183,188	500,776	763,180
Reinvested	62,784	327,218	63,574	340,049
Redeemed	(616,774)	(2,047,161)	(658,263)	(2,130,746)

Change in shares	69,804	(536,755)	(93,913)	(1,027,517)

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Balanced Fund		Equity Fund
	Six Months Ended February 28, 2005	Year Ended August 31, 2004	Six Months Ended February 28, 2005	Year Ended August 31, 2004
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$949,113	$1,351,870	$128,519	$540,348
Net realized gains on investment transactions	2,608,312	6,756,556	4,896,611	2,066,972
Change in unrealized appreciation/depreciation on investment transactions	3,547,478	(1,989,310)	(407,968)	3,155,887

Change in net assets from operations	7,104,903	6,119,116	4,617,162	5,763,207

Distributions to Shareholders:
From net investment income	(915,114)	(1,375,143)	(250,394)	(473,355)

Change in net assets from shareholder distributions	(915,114)	(1,375,143)	(250,394)	(473,355)

Capital Transactions:
Proceeds from shares issued	2,001,690	15,450,358	1,056,821	3,991,266
Dividends reinvested	914,365	1,373,996	149,653	325,595
Cost of shares redeemed	(4,697,994)	(8,945,766)	(21,553,042)	(13,503,107)

Change in net assets from capital transactions	(1,781,939)	7,878,588	(20,346,568)	(9,186,246)

Change in net assets	4,407,850	12,622,561	(15,979,800)	(3,896,394)

Net Assets:
Beginning of period	84,174,238	71,551,677	43,896,816	47,793,210

End of period	$88,582,088	$84,174,238	$27,917,016	$43,896,816

Accumulated net investment income	300,234	266,235	26,938	148,813

Share Transactions:
Issued	155,495	1,246,023	125,240	515,601
Reinvested	70,723	111,722	18,026	42,371
Redeemed	(365,424)	(723,417)	(2,592,740)	(1,739,549)

Change in shares	(139,206)	634,328	(2,449,474)	(1,181,577)

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Growth Equity Fund		Small Cap Equity Fund
	Six Months Ended February 28, 2005	Year Ended August 31, 2004	Six Months Ended February 28, 2005	Year Ended August 31, 2004
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$305,612	$219,451	$30,372	$2,314
Net realized gains on investment transactions	3,952,713	15,060,015	412,775	3,398,524
Change in unrealized appreciation/depreciation on investment transactions	(1,663,297)	(12,081,493)	1,799,197	(2,007,426)

Change in net assets from operations	2,595,028	3,197,973	2,242,344	1,393,412

Distributions to Shareholders:
From net investment income	(290,459)	(238,903)	(31,538)	(9,925)
From net realized gains on investment transactions	—	—	(2,845,365)	—

Change in net assets from shareholder distributions	(290,459)	(238,903)	(2,876,903)	(9,925)

Capital Transactions:
Proceeds from shares issued	686,887	4,637,678	724,781	988,074
Dividends reinvested	153,450	107,360	2,767,349	337
Cost of shares redeemed	(19,937,598)	(56,433,803)	(1,614,367)	(5,386,268)

Change in net assets from capital transactions	(19,097,261)	(51,688,765)	1,877,763	(4,397,857)

Change in net assets	(16,792,692)	(48,729,695)	1,243,204	(3,014,370)

Net Assets:
Beginning of period	37,506,237	86,235,932	11,047,785	14,062,155

End of period	$20,713,545	$37,506,237	$12,290,989	$11,047,785

Accumulated net investment income	24,804	9,651	224	1,390

Share Transactions:
Issued	74,385	498,525	52,760	73,608
Reinvested	15,929	11,534	222,811	26
Redeemed	(2,149,837)	(6,044,950)	(116,625)	(400,119)

Change in shares	(2,059,523)	(5,534,891)	158,946	(326,485)

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements (100.2%):
$10,000,000	Bear Stearns Cos., Inc., 2.58%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $10,000,717, collateralized by U.S. Treasury Securities (0.00% - 8.50%), (3/10/05 - 8/15/27), fair value $10,200,579)	$10,000,000
105,000,000	Deutsche Bank, 2.60%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $105,007,583, collateralized by U.S. Treasury Securities (6.13% - 11.75%), (11/15/14 - 8/15/29), fair value $107,100,745)	105,000,000
111,536,551	JPMorgan Chase & Co., 2.58%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $111,544,545, collateralized by U.S. Treasury Note, 2.63%, 3/15/09, fair value $113,768,209)	111,536,551
130,000,000	Merrill Lynch & Co., Inc., 2.50%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $130,009,028, collateralized by U.S. Government Securities (0.00% - 7.5%), (9/15/05 - 6/15/45), fair value $132,602,939)	130,000,000
105,000,000	Morgan Stanley Dean Witter & Co., 2.56%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $105,007,467, collateralized by U.S. Treasury Bond, 0.00%, 8/15/17, fair value $107,100,206)	105,000,000
115,000,000	SG Cowen, 2.58%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $115,008,242, collateralized by U.S. Treasury Securities (1.13% - 8.75%), (3/31/05 - 11/15/27), fair value $117,648,594)	115,000,000

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$115,000,000	UBS Warburg, 2.61%, 3/01/05 (Purchased on 2/28/05, proceeds at maturity $115,008,337.50, collateralized by U.S. Government Securities (0.00% - 7.50%), (2/20/27 - 6/16/44), fair value $117,300,080)	$115,000,000

Total Repurchase Agreements (Amortized Cost $691,536,551)		691,536,551

Total Investments (Amortized Cost $691,536,551)(a)—100.2%		691,536,551
Liabilities in excess of other assets—(0.2)%		(1,211,705)

Net Assets—100.0%		$690,324,846

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Institutional U.S. Treasury Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements (100.2%):
$45,000,000	Bear Stearns Cos., Inc., 2.58%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $45,003,225, collateralized by U.S. Treasury Securities (0.00% - 8.50%), (3/10/05 - 8/15/27), fair value $45,902,606)	$45,000,000
55,000,000	Deutsche Bank, 2.60%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $55,003,972, collateralized by U.S. Treasury Securities (6.13% - 11.75%), (11/15/14 - 8/15/29), fair value $56,100,390)	55,000,000
33,470,530	JPMorgan Chase & Co., 2.58%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $33,472,929, collateralized by U.S. Treasury Note, 2.63%, 3/15/09, fair value $34,140,219)	33,470,530
10,000,000	Merrill Lynch & Co., Inc., 2.50%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $10,000,694, collateralized by U.S. Government Securities (0.00% - 7.5%), (9/15/05 - 6/15/45), fair value $10,200,226)	10,000,000
45,000,000	Morgan Stanley Dean Witter & Co., 2.56%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $45,003,200, collateralized by U.S. Treasury Bond, 0.00%, 8/15/17, fair value $45,900,088)	45,000,000
40,000,000	SG Cowen, 2.58%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $40,002,867, collateralized by U.S. Treasury Securities (1.13% - 8.75%), (3/31/05 - 11/15/27), fair value $40,921,250)	40,000,000

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$55,000,000	UBS Warburg, 2.61%, 3/01/05 (Purchased on 2/28/05, proceeds at maturity $55,003,988, collateralized by U.S. Government Securities (0.00% - 7.50%), (2/20/27 - 6/16/44), fair value $56,100,038)	$55,000,000

Total Repurchase Agreements		283,470,530

Total Investments (Cost $283,470,530)(a)—100.2%		283,470,530
Liabilities in excess of other assets—(0.2)%		(477,417)

Net Assets—100.0%		$282,993,113

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Commercial Paper* (16.5%):
Banking (8.1%):
$15,000,000	ABN AMRO National Finance Corp., 2.51%, 3/2/05	$14,998,953
15,000,000	Bank of America Corp., 2.51%, 3/16/05	14,984,313
7,700,000	Fortis Funding, 2.52%, 3/9/05(b)	7,695,688
5,000,000	Royal Bank of Scotland, 2.51%, 3/17/05	4,994,444
15,000,000	State Street Corp., 2.53%, 3/22/05	14,977,950
10,000,000	Wells Fargo & Co., 2.50%, 3/28/05	9,981,325

		67,632,673

Financial Services (4.2%):
5,000,000	Citigroup Global Markets, Inc., 2.52%, 3/16/05	4,994,750
15,000,000	General Electric Capital Corp., 2.53%, 3/16/05	14,984,250
3,900,000	USA Capital Corp., 2.49%, 3/3/05	3,899,460
11,100,000	USA Capital Corp., 2.49%, 3/4/05	11,097,697

		34,976,157

Insurance (2.4%):
15,000,000	AIG Funding, Inc., 2.52%, 3/16/05	14,984,313
5,000,000	ING America Insurance, 2.52%, 3/9/05	4,997,200

		19,981,513

Oil—Integrated Companies (1.8%):
15,000,000	Total Capital, 2.48%, 3/10/05(b)	14,990,700

Total Commercial Paper (Cost $137,581,043)		137,581,043

Corporate Bonds (2.4%):
Financial Services (2.4%):
10,000,000	American Express Credit, 2.68%**, 3/29/05	10,003,892
4,000,000	Bear Stearns Co., Inc., 3.21%**, 4/15/05	4,008,836
6,000,000	Bear Stearns Co., Inc., 3.16%**, 4/26/05	6,004,543

Total Corporate Bonds (Cost $20,017,271)		20,017,271

U.S. Government Agencies (42.0%):
Fannie Mae (19.0%):
10,000,000	2.55%**, 3/1/05	9,999,593
55,000,000	2.82%**, 3/1/05	55,042,018
10,000,000	2.48%**, 3/7/05	9,997,484
5,250,000	2.36%**, 3/9/05	5,250,000
10,000,000	3.88%, 3/15/05	10,006,515

Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Fannie Mae, continued:
$5,000,000	2.39%**, 3/19/05	$4,998,684
10,000,000	2.48%**, 3/21/05	9,997,543
10,000,000	2.48%**, 4/15/05	9,999,649
5,000,000	2.50%**, 5/18/05	5,000,000
5,000,000	1.75%, 5/23/05	5,000,000
10,000,000	1.55%, 7/29/05	9,967,590
640,000	6.77%, 9/1/05	653,856
10,000,000	2.32%, 9/12/05	10,000,000
5,000,000	1.88%, 9/15/05	4,984,883
2,000,000	2.88%, 10/15/05	2,004,864
250,000	2.25%, 10/27/05	249,175
1,000,000	2.25%, 11/17/05	995,917
4,530,000	1.81%, 12/23/05	4,490,617

		158,638,388

Federal Farm Credit Bank (1.4%):
8,000,000	1.30%, 3/1/05	8,000,000
200,000	5.75%, 9/1/05	203,318
2,872,000	2.72%, 11/23/05	2,871,327
500,000	6.05%, 12/7/05	512,184

		11,586,829

Federal Home Loan Bank (19.8%):
15,000,000	2.75%**, 3/1/05	15,000,000
25,000,000	2.41%**, 3/15/05	25,000,148
20,000,000	2.49%**, 3/16/05	20,000,000
10,000,000	2.57%**, 3/25/05	10,000,240
40,000,000	2.58%**, 3/26/05	39,996,441
10,000,000	1.31%, 4/1/05	10,000,000
10,000,000	1.30%, 4/27/05	9,999,539
10,000,000	1.47%, 5/4/05	10,000,000
4,775,000	1.58%, 5/10/05	4,775,000
1,930,000	1.85%, 5/27/05	1,930,000
5,000,000	2.10%, 6/23/05	5,000,000
3,000,000	2.25%, 10/21/05	2,990,515
10,000,000	3.00%, 1/18/06	9,994,588

		164,686,471

Freddie Mac (1.8%):
4,450,000	2.15%, 10/28/05	4,440,707
1,000,000	4.18%, 11/8/05	1,009,079
750,000	2.30%, 11/17/05	747,409
1,150,000	2.38%, 11/25/05	1,146,213
1,515,000	6.01%, 12/8/05	1,551,530
6,000,000	2.75%, 12/12/05	6,000,000

		14,894,938

Total U.S. Government Agencies (Cost $349,806,626)		349,806,626

Continued

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements (40.9%):
$20,000,000	Bear Stearns Cos., Inc., 2.63%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $20,001,461, collateralized by U.S. Government Agency Securities (0.00% - 3.88%), (2/28/06 - 7/15/09), fair value $20,403,761)	$20,000,000
75,000,000	Deutsche Bank, 2.61%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $75,005,438, collateralized by U.S. Government Agency Securities (4.50% - 6.63%), (10/15/07 - 11/13/14), fair value $76,500,283)	75,000,000
80,577,278	JPMorgan Chase & Co., 2.59%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $80,583,075, collateralized by U.S. Government Agency Securities 0.00%, (3/10/05 - 4/23/14), fair value $82,191,997)	80,577,278
80,000,000	Morgan Stanley Dean Witter & Co., 2.58%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $80,005,733, collateralized by U.S. Government Agency Securities (2.50% - 4.38%), (12/24/07 - 7/30/09), fair value $81,601,580)	80,000,000

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$85,000,000	UBS Warburg, 2.63%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $85,006,210, collateralized by (U.S. Government Agency Securities (2.75% - 6.25%), (3/15/08 - 11/5/12), fair value $86,702,632)	$85,000,000

Total Repurchase Agreements (Cost $340,577,278)		340,577,278

Total Investments (Cost $847,982,218)(a)—101.8%		847,982,218
Liabilities in excess of other assets—(1.8)%		(14,901,765)

Net Assets—100.0%		$833,080,453

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
(b)	Illiquid security. Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.

Issue Description	Acquitition Date	Cost	Value per Share	Percent of Fund Net Assets
Fortis Funding, 2.52%, 3/9/05	2/9/2005	$7,684,908	$1.00	0.92%
Total Capital, 2.48%, 3/10/05	2/10/2005	14,971,067	1.00	1.80%

*	Variable rate investments. The rate presented is the rate in effect at February 28, 2005. The date presented reflects the next rate change date.
**	The rate presented is the effective yield at purchase.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Commercial Paper* (24.8%):
Banking (11.5%):
$9,000,000	Fortis Funding, 2.53%, 3/9/05	$8,994,960
1,074,000	Rabobank Nederland, 2.50%, 3/15/05	1,072,960
10,000,000	Royal Bank of Scotland, 2.51%, 3/17/05	9,988,889
10,000,000	Societe Generale, 2.50%, 3/22/05	9,985,475

		30,042,284

Beverages (3.9%):
10,000,000	Coca-Cola Co., 2.50%, 3/22/05	9,985,475

Financial Services (3.9%):
10,000,000	Citigroup Global Markets, Inc., 2.52%, 3/16/05	9,989,500

Insurance (1.6%):
4,220,000	ING America Insurance, 2.61%, 4/5/05	4,209,333

Pharmaceuticals (3.9%):
10,000,000	Pfizer, Inc., 2.51%, 3/17/05	9,988,889

Total Commercial Paper		64,215,481

U.S. Government Agencies (54.0%):
Fannie Mae (21.5%):
5,000,000	2.58%**, 3/1/05	5,000,103
7,500,000	2.82%**, 3/1/05	7,506,734
5,000,000	2.48%**, 3/7/05	4,998,402
2,000,000	2.33%**, 3/9/05	1,999,311
1,300,000	7.65%, 3/10/05	1,301,786
20,000,000	2.48%**, 3/15/05	19,999,392
2,000,000	2.46%**, 3/23/05	2,000,000
9,000,000	2.55%**, 3/29/05	8,997,321
1,845,000	2.56%**, 4/21/05	1,844,538
200,000	1.36%, 5/3/05	199,568
5,000	6.35%, 6/10/05	5,050
250,000	6.85%, 8/22/05	254,682
135,000	6.82%, 8/23/05	137,523
20,000	6.55%, 9/12/05	20,379
20,000	6.40%, 9/27/05	20,397
75,000	6.54%, 10/3/05	76,581
1,000,000	2.30%, 1/20/06	993,587

		55,355,354

Federal Farm Credit Bank (5.7%):
4,000,000	1.30%, 3/1/05	4,000,000
25,000	5.97%, 3/11/05	25,026
50,000	1.51%, 3/22/05	49,982
5,000	5.12%, 4/26/05	5,019
10,000	5.93%, 5/12/05	10,065

Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Farm Credit Bank, continued:
$100,000	4.15%, 5/20/05	$100,428
6,525,000	1.98%, 6/1/05	6,524,579
650,000	2.07%, 7/6/05	649,422
1,125,000	1.44%, 7/18/05	1,121,198
290,000	9.20%, 8/22/05	298,918
10,000	2.50%, 10/11/05	9,976
520,000	2.40%, 10/27/05	518,264
190,000	6.50%, 11/22/05	194,778
885,000	2.63%, 12/15/05	882,479
250,000	6.02%, 12/19/05	255,943
100,000	2.38%, 12/23/05	99,469

		14,745,546

Federal Home Loan Bank (19.6%):
15,000,000	2.75%**, 3/1/05	15,000,000
440,000	6.00%, 3/2/05	440,044
10,000	6.07%, 3/16/05	10,015
3,000,000	1.40%, 4/1/05	2,999,963
5,000,000	1.25%, 4/5/05	4,999,286
10,000,000	1.30%**, 4/6/05	10,000,000
15,000	5.85%, 4/15/05	15,060
35,000	5.94%, 4/22/05	35,167
5,000,000	1.30%, 4/27/05	4,999,770
450,000	1.50%, 6/17/05	448,421
475,000	1.50%, 7/15/05	473,019
240,000	2.25%, 8/2/05	239,401
15,000	6.72%, 8/2/05	15,245
170,000	5.86%, 8/3/05	172,149
5,000,000	2.41%, 8/18/05	5,000,000
500,000	6.08%, 8/25/05	507,667
500,000	4.00%, 8/29/05	503,137
150,000	5.33%, 9/22/05	152,118
120,000	5.26%, 9/23/05	121,666
275,000	5.08%, 10/14/05	278,849
30,000	6.23%, 10/25/05	30,639
4,000,000	2.51%, 11/4/05	4,000,000
10,000	2.07%, 11/10/05	9,938
100,000	6.50%, 11/29/05	102,673
175,000	1.60%, 12/30/05	173,128

		50,727,355

Freddie Mac (7.2%):
570,000	4.25%, 4/11/05	571,355
25,000	6.75%, 8/1/05	25,409
5,675,000	1.50%, 8/15/05	5,655,690
15,000	6.78%, 8/18/05	15,276
100,000	6.42%, 10/3/05	102,133
200,000	2.30%, 11/7/05	199,047

Continued

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Freddie Mac, continued:
$4,500,000	2.46%, 11/14/05	$4,485,557
4,000,000	2.75%, 12/12/05	4,000,000
3,713,000	2.25%, 2/17/06	3,679,734

		18,734,201

Total U.S. Government Agencies		139,562,456

Repurchase Agreements (27.0%):
5,000,000	Bear Stearns Cos., Inc., 2.63%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $5,000,365, collateralized by U.S. Government Agency Securities (0.00% - 3.88%), (2/28/06 - 7/15/09), fair value $5,100,940)	5,000,000
15,000,000	Deutsche Bank, 2.61%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $15,001,088, collateralized by U.S. Government Agency Securities (4.50% - 6.63%), (10/15/07 - 11/13/14), fair value $15,300,057)	15,000,000
4,932,830	JPMorgan Chase & Co., 2.59%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $4,933,184, collateralized by U.S. Government Agency Securities 0.00%, (3/10/05 - 4/23/14), fair value $5,031,680)	4,932,830

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$20,000,000	Morgan Stanley Dean Witter & Co., 2.58%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $20,001,433 collateralized by U.S. Government Agency Securities (2.50% - 4.38%), (12/24/07 - 7/30/09), fair value $20,400,395)	$20,000,000
25,000,000	UBS Warburg, 2.63%, 3/1/05 (Purchased on 2/28/05, proceeds at maturity $25,001,826, collateralized by (U.S. Government Agency Securities (2.75% - 6.25%), (3/15/08 - 11/5/12), fair value $25,500,774)	25,000,000

Total Repurchase Agreements		69,932,830

Total Investments (Cost $273,710,767)(a)—105.8%		273,710,767
Liabilities in excess of other assets—(5.8)%		(14,918,050)

Net Assets—100.0%		$258,792,717

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
(b)	Illiquid security. Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
Fortis Funding, 2.53%, 3/9/05	2/8/2005	$8,981,730	$1.00	3.48%
Pfizer, Inc., 2.51%, 3/17/05	2/3/2005	9,970,833	1.00	3.86%

*	Variable rate investments. The rate presented is the rate in effect at February 28, 2005. The date presented reflects the next rate change date.
**	The rate presented is the effective yield at purchase.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (96.3%):
Alabama (4.4%):
$475,000	Birmingham Alabama Refunding & Capital Improvement, GO, Series B, 3.13%, 12/1/08, Insured by: AMBAC	$479,223
450,000	Huntsville Alabama, Water System Revenue, 4.70%, 11/1/13, Callable 11/1/08 @ 101*	469,287
500,000	Montgomery Educational Building Facilities Authority Revenue, Faulkner University Project, 4.95%, 10/1/14, Callable 10/1/08 @ 102*, Insured by: MBIA	541,884

		1,490,394

Alaska (1.6%):
500,000	Alaska State Housing Financial Corp., Series A, 6.10%, 12/1/06, Insured by: GO of Corporation	527,060

Arizona (0.0%):
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/08 @ 101*	14,929

Arkansas (2.7%):
30,000	Fountain Hill School District, Arkansas Ashley County, GO, 3.50%, 6/1/07, Insured by: State Aid	30,588
425,000	Jonesboro Arkansas City, Water Public Utility System, 2.50%, 11/15/05, Insured by: AMBAC	425,680
455,000	Sheridan Arkansas School District No. 37, GO, 4.50%, 2/1/14, Callable 8/1/08 @ 100*, Insured by: AMBAC	466,994

		923,262

California (0.6%):
10,000	Forestville Caliornia University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,782
15,000	Metropolitan Water District, Southern California Waterworks Revenue, 5.00%, 7/1/18, Callable 1/1/08 @ 101*	16,110
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101*, Insured by: FGIC	10,750

Principal Amount	Security Description	Value
Municipal Bonds, continued:
California, continued:
$105,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/08 @ 102*, Insured by: MBIA	$109,319
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/08 @ 101*, Insured by: FSA	15,938
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101*, Insured by: AMBAC	26,130
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/08 @ 101*, Insured by: MBIA	10,502
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101*, Insured by: FGIC	10,786

		210,317

Florida (0.5%):
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101*, Insured by: MBIA	26,079
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101*, Insured by: FSA	127,207
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100*, Insured by: FSA	20,025

		173,311

Georgia (0.1%):
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101*, Insured by: AMBAC	27,028
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 5/16/05 @ 101*, Insured by: MBIA	20,249

		47,277

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Hawaii (1.5%):
$500,000	Hawaii State, GO, 5.13%, 2/1/07, Insured by: FGIC	$522,900

Illinois (10.7%):
400,000	Chicago Park District, GO, Series A, 5.25%, 11/15/12, Callable 11/15/08 @ 100*, Insured by: MBIA	430,588
250,000	Chicago Project & Referendum, GO, Series B, 5.13%, 1/1/13, Callable 1/1/06 @ 102*, Insured by: FGIC	260,320
500,000	Illinois Development Finance Authority, Pollution Control Revenue, 5.70%, 1/15/09, Insured by: AMBAC	545,734
1,000,000	Illinois Financial Authority Revenue, Subseries A-2, 1.87%, 2/15/35, Insured by: FGIC (b)	999,999
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101*, Insured by: FSA	276,593
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100*, Insured by: AMBAC	308,242
215,000	Kane County Illinois School District No. 129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100*, Insured by: FGIC	225,784
15,000	University Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,680
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100*, Insured by: FGIC	544,124

		3,607,064

Indiana (3.1%):
500,000	Blackford County, Indiana School Building Corp., 5.10%, 1/15/16, Callable 7/15/06 @ 101*, Insured by: AMBAC	519,500
10,000	East Chicago Indiana Multiple School Building Corp., 5.40%, 7/15/12, Callable 7/15/08 @ 101*, Insured by: AMBAC	10,856
500,000	South Bend Water Works Revenue, 4.75%, 1/1/12, Callable 1/1/06 @ 101*, Insured by: FSA	513,940

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Indiana, continued:
$20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08 @ 101*, Insured by: FSA	$20,677

		1,064,973

Iowa (0.2%):
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100*, Insured by: FSA	51,375
25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/1/08 @ 100*, Insured by: FGIC	25,952

		77,327

Kansas (0.8%):
250,000	University Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100*, Insured by: AMBAC	273,955

Kentucky (0.9%):
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101*, Insured by: FSA	5,382
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100*, Insured by: FSA	10,855
285,000	Northern Kentucky Water District Revenue, Series B, 3.50%, 2/1/07, Insured by: FSA	289,851

		306,088

Louisiana (1.6%):
10,000	Bossier City Louisiana Public Improvement Sales and Use Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	10,269
500,000	Louisiana Public Facilities Authority, 5.45%, 2/1/13, Callable 8/1/05 @ 100*, Insured by: AMBAC	506,595
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 3/1/06 @ 100*, Insured by: FGIC	25,552

		542,416

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Maine (1.1%):
$380,000	Maine Municipal Bond Bank Revenue, Series A, 4.00%, 11/1/15, Callable 11/1/13 @ 100*	$383,960

Massachusetts (0.0%):
5,000	Massachusettes State Water Reserve Authority Revenue, Series B, 4.00%, 12/1/18, Callable 12/1/05 @ 100*, Insured by: MBIA	4,979

Michigan (7.7%):
550,000	Detroit Sewer Disposal Revenue, Series A, 5.25%, 7/1/15, Callable 7/1/05 @ 101*, Insured by: MBIA	561,170
25,000	Kenowa Hills Michigan Public Schools, GO, 5.60%, 5/1/09, Callable 5/1/06 @ 100*, Insured by: MBIA	25,900
600,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100*, Insured by: Q-SBLF.	645,203
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	628,901
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100*, Insured by: AMBAC	419,896
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/08 @ 100*	25,734
300,000	Taylor Michigan Financing Authority, 4.50%, 5/1/11, Callable 5/1/08 @ 100*. Insured by: FSA	310,479

		2,617,283

Minnesota (0.4%):
110,000	Burnsville Minnesota Independent School District No. 191, GO, Series A, 4.88%, 2/1/09, Callable 2/1/06 @ 100*, Insured by: Student Credit Program	112,362
10,000	Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority, 4.75%, 11/15/18, Callable 5/16/05 @ 101*, Insured by: AMBAC	10,045

		122,407

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Mississippi (0.2%):
$60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100*, Insured by: FSA	$66,435

Missouri (0.3%):
10,000	Chesterfield Missouri, GO, 5.00%, 2/15/14, Callable: 2/15/08 @ 100*	10,569
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	26,299
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Callable 6/1/05 @ 102*, Insured by: Allied Irish Bank	10,036
15,000	St. Charles County Missouri, Public Facilties Authority Leasehold Revenue, 3.75%, 3/15/05, Insured by: FGIC	15,011
5,000	St. Joseph Hospital Jackson County Revenue, 7.50%, 6/1/10, Callable 6/1/05 @ 100*	5,428
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 2/15/06 @ 102*, Insured by: AMBAC	5,114
20,000	Stone County Missouri Reorganization School District No. 4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100*, Insured by: State Aid	21,107
10,000	Wentzville Missouri School District No. 4, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100*, Insured by: FSA	10,407

		103,971

Nebraska (0.1%):
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13@100*	9,775
20,000	Sarpy County Nebraska, GO, 4.70%, 4/1/06	19,689

		29,464

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Nevada (1.5%):
$500,000	Las Vegas Downtown Redevelopment Agency, 5.40%, 6/1/07, Callable 6/1/05 @ 101*, Insured by: FSA	$508,220

New Mexico (0.7%):
235,000	Aztec New Mexico School District, GO, 3.60%, 10/1/10, Insured by: FGIC	239,846

New York (0.1%):
5,000	Farmingdale New York University Free School District, GO, 5.00%, 8/1/06, Callable 8/1/05 @ 100*, Insured by: FGIC	5,052
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	27,545
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101*, ETM	5,228

		37,825

North Dakota (0.1%):
35,000	West Fargo North Dakota, GO, 3.00%, 5/1/05, Insured by: MBIA	35,048

Ohio (0.1%):
10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101*, Insured by: MBIA	10,584
15,000	North Olmsted Ohio, GO, 4.90%, 12/1/05, Insured by: AMBAC	15,294

		25,878

Oklahoma (12.3%):
150,000	Broken Arrow Oklahoma Municipal Authority, Northeastern State University Project, 4.40%, 5/1/08, Callable 5/1/06 @ 100*, Insured by: AMBAC	152,505
765,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.00%, 7/1/15, Callable 7/1/08 @ 100*, Insured by: MBIA	805,422
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100*	218,710
35,000	Grand River Dam Authority Revenue, 5.75%, 6/1/06, Insured by: FSA	36,419

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Oklahoma, continued:
$500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	$535,769
190,000	Oklahoma Development Finance Authority Revenue, 5.63%, 7/1/16, Callable 7/1/06 @ 102*, Insured by: AMBAC	200,933
500,000	Oklahoma Housing Finance Agency, Multifamily Housing Revenue, Series A4, 5.50%, 11/1/25, Callable 5/1/05 @ 100*, Insured by: FHA	502,505
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100*, Insured by: FGIC	53,283
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100*, Insured by: MBIA	317,279
250,000	Tulsa County Oklahoma Independent School District No. 001, GO, 3.00%, 4/1/09, Insured by: FSA	250,283
25,000	Tulsa Oklahoma Industrial Authority Revenue, 6.50%, 4/1/07, Callable 4/8/05 @ 100*, ETM	25,953
540,000	Tulsa Oklahoma Public Facilities Authority, Series 1988-B, 5.70%, 3/1/05	540,049
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	150,174
335,000	University of Oklahoma Revenue, Tulsa Campus, 3.80%, 1/1/12, Insured by: MBIA	343,683

		4,132,967

Oregon (0.0%):
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100*, Insured by: FGIC	5,047

Pennsylvania (3.6%):
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*	54,079
10,000	Deleware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 5/16/05 @ 101*, ETM	10,021

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Pennsylvania, continued:
$25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100*, Insured by: FGIC	$25,573
500,000	Harrisburg Pennsylvania Authority Recovery Facilities Revenue, Series A, 5.00%, 9/1/12, Callable 9/1/08 @ 101*, Insured by: FSA	541,394
20,000	Jefferson-Morgan School District, GO, Series A, 4.00%, 10/1/07, Callable 10/1/06 @ 100*, Insured by: FSA	20,402
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100*, Insured by: FGIC	263,843
25,000	Muhlneberg Pennsylvania School District, GO, 4.10%, 2/15/11, Callable 2/15/07 @ 100*, Insured by: FGIC	25,410
250,000	New Hope Solebury Pennsylvania School District, GO, 4.00%, 8/15/08, Callable 2/15/06 @ 100*, Insured by: State Aid	252,748
25,000	Plumstead Township Pennsylvania, GO, 4.25%, 12/15/12, Callable 12/15/07 @ 100*, Insured by: AMBAC	25,504

		1,218,974

Puerto Rico (0.0%):
5,000	Puerto Rico Housing Financial Authority Revenue, 2.00%, 12/1/06, Insured by: HUD	4,935

Rhode Island (0.2%):
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 1/15/07 @ 101*, Insured by: FSA	63,521

South Carolina (2.3%):
250,000	Pickens County South Carolina School District, GO, 2.25%, 3/1/06, Insured by: FGIC	249,575
500,000	South Carolina Transportation Infrastructure Bank Revenue, Series A, 4.45%, 10/1/13, Callable 10/1/08 @ 101*, Insured by: MBIA	519,155

		768,730

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Tennessee (0.2%):
$25,000	Jackson Tennesse Hospital Revenue, 5.50%, 4/1/10, Callable 4/1/05 @ 102*, Insured by: AMBAC	$25,569
50,000	Tennessee State, GO, 5.25%, 5/1/13, Callable 5/1/07 @ 101.5*	53,484

		79,053

Texas (27.1%):
275,000	Allen Texas Independent School District, GO, 3.00%, 2/15/10, Insured by: PSF	272,841
25,000	Austin Texas, GO, 5.00%, 8/1/12, Callable 8/1/07 @ 100*, Insured by: PSF-GTD	26,385
50,000	Bay City Texas Independent School District, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	52,340
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/08 @ 100*	31,318
300,000	Baytown Texas Water and Sewer Revenue, 1.90%, 2/1/06, Insured by: MBIA	298,410
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/08 @ 102*, Insured by: AMBAC	293,147
75,000	Clear Brook City Texas Municipal Utilites District, 5.13%, 2/1/26, Callable 2/1/11 @ 100*, Insured by: FGIC	77,862
150,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	156,377
525,000	Corpus Christi Texas Independent School District, 3.20%, 8/15/10, Insured by: PSF-GTD	524,890
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/09, Insured by: FSA	99,729
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/10, Insured by: FSA	98,856
100,000	Corpus Christi Texas Utilities System Revenue, 4.00%, 7/15/11, Insured by: FSA	103,215

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100*, Insured by: PSF-GTD	$516,000
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100*, Insured by: AMBAC	170,196
10,000	Del Valle Texas Independent School District, GO, 5.00%, 2/1/11, Callable 2/1/07 @ 100*, Insured by : PSF-GTD	10,404
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100*, Insured by: PSF-GTD	143,945
25,000	Harris County Texas, GO, 5.13%, 8/15/17, Callable 8/15/07 @ 101*, Insured by: MBIA	26,417
400,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	427,656
100,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	103,995
500,000	Hurst Euless Bedford Texas Independent School District, GO, 4.70%, 8/15/13, Callable 8/15/08 @ 100*, Insured by: PSF-GTD	515,780
500,000	Katy Independent School District, GO, Series A, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	523,395
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100*, Insured by: PSF-GTD	221,476
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Callable 2/15/09 @ 100*, Insured by: FSA	41,290
30,000	Mesquite Texas, GO, 5.00%, 8/15/12, Callable 8/15/07 @100*, Insured by: PSF-GTD	31,517
40,000	Mission Texas Construction Independent School District, GO, 5.00%, 2/15/16, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	41,967

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	$9,699
295,000	Northside Texas Independent School District, GO, 2.00%, 2/15/06, Callable 5/16/05 @ 100*, Insured by: AMBAC	293,714
305,000	Northside Texas Independent School District, GO, 2.50%, 2/15/08, Callable 5/16/05 @ 100*, Insured by: AMBAC	301,813
10,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100*, Insured by: PSF-GTD	10,391
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100*, Insured by: FGIC	570,866
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100*, Insured by: AMBAC	363,790
260,000	Port Houston Authority Texas Harris County, GO, Series A, 3.75%, 10/1/11	264,480
50,000	Red River Authority Texas Polution Control, 5.20%, 7/1/11, Callable 5/16/05 @ 102*, Insured by: AMBAC	51,127
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100*, Insured by: FSA	52,793
25,000	Texas State, GO, Series B, 6.50%, 8/1/05, ETM	25,403
500,000	Texas State, GO, 5.00%, 10/1/15, Callable 4/1/08 @ 100*	525,795
265,000	Texas State, GO, Series B, 5.13%, 10/1/15, Callable: 10/1/08 @ 101*	285,943
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100*	106,999
30,000	Texas State Turnpike Authority, 5.00%, 1/1/25, Callable 1/1/06 @ 102*, Insured by: FGIC	30,514
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100*, Insured by: FSA	213,058

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$25,000	Texas Water Development Board Revenue, 5.00%, 7/15/05, Callable 1/13/05 @ 102*	$25,263
400,000	Tomball Independent School District, GO, 4.75%, 2/15/16, Callable 2/15/09 @ 100*	416,248
350,000	University of Texas Revenue, 4.38%, 8/15/10, Callable 8/15/07 @ 100*	364,648
400,000	Wichita Falls Texas Independent School, GO, 4.30%, 2/1/11, Callable 2/1/08 @ 100*, Insured by: PSF-GTD	410,160

		9,132,112

Utah (1.7%):
250,000	Utah State, GO, Series A, 5.00%, 7/1/12, Callable 7/1/08 @ 100*, ETM	267,915
300,000	Washington County Utah School District, GO, 3.00%, 3/1/10, Insured by: SBG	297,846

		565,761

Washington (4.9%):
400,000	Grays Harbor County Public Utility Revenue, 5.13%, 1/1/14, Callable 1/1/07 @ 100*, Insured by: AMBAC	416,052
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100*, Insured by: FGIC	322,773
500,000	Washington State Health Care Facilities Authority Revenue, 5.13%, 12/1/12, Callable 12/1/07 @ 101*, Insured by: MBIA	531,730
350,000	Washington State Health Care Facilities Authority Revenue, 5.50%, 11/15/13, Callable 11/15/08 @ 101*, Insured by: AMBAC	380,622

		1,651,177

West Virginia (0.6%):
10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 10/1/05 @ 100*	10,851

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
West Virginia, continued:
$200,000	West Virginia State, Hospital Financial Authority Revenue, Series A, 3.50%, 6/1/10, Insured by: FSA	$201,794

		212,645

Wisconsin (2.4%):
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100*, Insured by: MBIA	20,027
5,000	Madison Wisconsin Community Development Authority Revenue, 5.90%, 3/1/06, Callable 3/1/05 @ 100*, ETM	4,898
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	271,343
500,000	Verona Wisconsin Area School District, GO, Series A, 4.50%, 11/1/11, Insured by: AMBAC	533,069

		829,337

Total Municipal Bonds (Cost $31,621,984)		32,620,848

Investment Companies (6.3%):
1,078,276	AIM Tax-Free Cash Reserve Fund	1,078,277
1,047,075	Goldman Sachs Tax-Free Fund	1,047,075

Total Investment Companies (Cost $2,125,352)		2,125,352

Total Investments (Cost $33,747,336)(a)—102.6%
		34,746,200
Liabilities in excess of other assets—(2.6)%		(884,245)

Net Assets—100.0%		$33,861,955

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,038,645
Unrealized depreciation	(39,781)

Net unrealized appreciation	$998,864

(b)	Represents variable rate investments. The rate presented is the rate in effect at February 28, 2005. The date presented reflects the final maturity date.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC—American Municipal Bond Assurance Corp.

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Corp.

FHA—Federal Housing Administration

FSA—Financial Security Assurance

GO—General Obligation

HUD—U.S. Department of Housing and Urban Development

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

SBG—Savings Bond Guaranteed

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities(b) (5.9%):
$1,803,613	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	$1,757,395
2,250,000	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	2,160,000
131,910	ACLC Business Loan Receivables, Series 1999-2, Class A2, 7.59%, 1/15/21	132,111
1,292,449	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	1,278,774
1,543,532	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	1,538,711
401,725	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	404,862
1,200,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	1,063,646
1,372,205	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	1,401,527
2,100,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	1,828,822
1,000,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	1,022,244
3,460,108	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	3,437,536

Total Asset Backed Securities (Cost $15,489,983)		16,025,628

Mortgage Backed Securities (41.7%):
550,000	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	559,575
2,017,379	Bank of America Mortgage Securities, Series 2002-9, Class 2A1, 5.75%, 10/25/17	2,016,458
364,023	Bank of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	364,478
425,700	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 3.73%, 7/25/33	421,401

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$388,019	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.68%**, 9/25/34	$387,501
663,205	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	665,064
209,354	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	212,750
4,603	Citicorp Mortgage Securities, Inc., Series 1994-9, Class A8, 5.75%, 6/25/09	4,596
611,366	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	613,578
316,186	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	315,622
1,551,544	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	1,579,391
3,788,633	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	3,818,877
167,696	Countrywide Home Loans, Series 2002-21 Class A2, 5.75%, 11/25/17	167,779
116,730	Countrywide Home Loans, Series 2002-32, Class 2A3, 5.00%, 1/25/18	117,130
766,728	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	776,197
1,264,234	Countrywide Home Loans, Series 2001-30, Class 3A4, 6.25%, 2/25/32	1,262,903
141,126	Countrywide Home Loans, Series 2002-27, Class A5, 5.50%, 12/25/32	141,075
141,805	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	141,148
929,649	Countrywide Home Loans, Series 2002-32, Class 1A4, 4.50%, 1/25/33	931,735
12,679	Countrywide Home Loans, Series 2002-36, Class A16, 5.25%, 1/25/33	12,661

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$800,000	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	$822,887
46,576	Countrywide Home Loans, Series 2003-1, Class 1A6, 4.75%, 3/25/33	46,639
495,313	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	497,603
392,297	Countrywide Home Loans, Series 2003-14, Class A2, 5.50%, 6/25/33	394,761
1,093,431	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	1,101,412
795,587	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.88%**, 8/25/34	802,315
642,685	Credit Suisse First Boston Mortgage Securities Corp, Series 2004-1, Class 5A1, 5.50%, 2/25/19	650,134
505,338	Credit Suisse First Boston Mortgage Securities Corp, Series 2003-10, Class 1A1, 5.50%, 5/25/33	507,039
826,066	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	829,062
113,574	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	113,316
1,188,003	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	1,188,245
1,146,870	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-AR24, Class 3A, 6.16%**, 12/25/31	1,162,455
1,195,750	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.90%, 2/25/33	1,191,814
360,218	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	365,211
5,175,694	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	5,174,268
1,237,243	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	1,251,596

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$648,648	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.86%**, 11/25/34	$651,179
75,000	Equity One, Inc., Series 2004-1, Class AF2, 2.48%, 4/25/34	74,383
48,437	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	49,277
9,671	Fannie Mae, Series 1993-18, Class PJ, 6.50%, 12/25/07	9,744
65,314	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	67,118
423,184	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	432,011
852	Fannie Mae, Series 1994-32, Class F, 3.66%, 3/25/09	851
58,573	Fannie Mae, Series 2003-16, Class PA, 4.50%, 11/25/09	58,717
43,499	Fannie Mae, Series 2002-74, Class TB, 5.00%, 1/25/12	43,637
36,926	Fannie Mae, Series 2002-9, Class PB, 6.00%, 11/25/14	36,916
314,630	Fannie Mae, Series 2002-2, Class UB, 6.00%, 1/25/15	315,119
39,582	Fannie Mae, Series 2002-42, Class AB, 5.50%, 1/25/16	39,725
118,746	Fannie Mae, Series 2002-42, Class A, 6.00%, 1/25/16	119,301
41,541	Fannie Mae, Series 2003-8, Class OA, 4.50%, 2/25/16	41,628
138,206	Fannie Mae, Series 2003-13, Class PA, 4.25%, 10/25/16	138,111
278,774	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	275,871
3,134	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	3,285
402,276	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	415,246
18,791	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	19,430
50,142	Fannie Mae, Series 2003-33, Class PB, 4.00%, 2/25/22	50,103
27,766	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	28,606
411	Fannie Mae, Series 1992-82, Class E, 7.00%, 4/25/22	410
1,000,000	Fannie Mae, Series 2003-41, Class PH, 4.50%, 5/25/22	1,000,973

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$594	Fannie Mae, Series 1993-252, Class HA, 5.00%, 9/25/22	$593
69,365	Fannie Mae, Series 1994-72, Class H, 6.00%, 10/25/22	70,103
8,131	Fannie Mae, Series G92-61, Class G, 7.00%, 10/25/22	8,199
12,313	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	12,933
270,790	Fannie Mae, Series 1993-225, Class PG, 6.00%, 12/25/22	271,707
107,728	Fannie Mae, Series 1994-39, Class PH, 6.35%, 1/25/23	107,675
27,140	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	27,906
164,589	Fannie Mae, Series 1998-63, Class PG, 6.00%, 3/25/27	165,020
29,924	Fannie Mae, Series 1997-81, Class PC, 5.00%, 4/18/27	29,994
10,806	Fannie Mae, Series 1998-36, Class GA, 6.00%, 12/18/27	10,819
630,409	Fannie Mae, Series 1999-1 Class PG, 6.50%, 4/25/28	638,827
881,302	Fannie Mae, Series 2000-10, Class PG, 7.00%, 6/25/29	882,749
100,229	Fannie Mae, Series 2003-22, Class BA, 6.50%, 9/25/29	100,319
11,199	Fannie Mae, Series 2001-81, Class AD, 6.00%, 11/25/29	11,252
18,397	Fannie Mae, Series 2002-36, Class HM, 6.50%, 12/25/29	18,583
293,120	Fannie Mae, 6.46%**, 2/1/30, Pool # 556998	302,773
67,584	Fannie Mae, Series 2001-61, Class TD, 6.00%, 7/25/30	68,536
541,927	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	547,753
459,957	Fannie Mae, Series 2003-120, Class HB, 6.50%, 1/25/31	467,063
189,518	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	190,511
45,532	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	45,816
1,068,176	Fannie Mae, Series 2003-W7, Class A4, 4.06%, 3/25/33	1,066,782
599,077	First Horizon Asset Securities, Inc., Series 2002-6, Class 2A1, 5.75%, 10/25/17	597,622
2,253,773	First Horizon Mortgage Pass-Through Trust, Series 2002-9, Class 1A2, 5.75%, 2/25/33	2,257,366

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,000,000	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 1A2, 5.50%, 3/25/33	$1,013,325
1,222,990	First Horizon Mortgage Pass-Through Trust, Series 2003-10, Class 1A2, 5.50%, 1/25/34	1,236,239
526,112	First Nationwide Trust, Series 1999-1, Class 1A, 6.25%, 2/25/14	524,958
2,240	Freddie Mac, Series 1106, Class E, 7.50%, 7/15/06	2,239
12,884	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	12,927
18,534	Freddie Mac, Series 1258, Class EB, 8.00%, 5/15/07	18,601
21,213	Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08	21,679
20,431	Freddie Mac, Series 1683, Class I, 6.50%, 7/15/10	20,416
12,990	Freddie Mac, Series 2558, Class BA, 5.00%, 5/15/11	13,017
35,250	Freddie Mac, Series 2102, Class TB, 6.00%, 8/15/12	35,319
1,226,896	Freddie Mac, Series 2573, Class GJ, 5.00%, 1/15/13	1,230,964
866,186	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	879,467
166,979	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	162,893
313,510	Freddie Mac, Series 2481, Class M, 5.50%, 1/15/15	313,548
228,686	Freddie Mac, Series 2363, Class PE, 6.00%, 1/15/15	228,849
350,769	Freddie Mac, Series 2353, Class TC, 6.00%, 7/15/15	351,775
65,000	Freddie Mac, Series 2603, Class TB, 4.00%, 11/15/15	65,131
129,149	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	130,737
16,275	Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16	16,444
3,104,986	Freddie Mac, Series 2474, Class NE, 5.00%, 7/15/17	3,144,628
343,446	Freddie Mac, Series 2292, Class VB, 6.50%, 8/15/17	344,872
36,411	Freddie Mac, Series 2580, Class Q5, 4.00%, 3/15/18	36,412
515,938	Freddie Mac, Series 2407, Class VK, 6.50%, 8/15/18	520,430

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,883,893	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	$1,818,210
224,489	Freddie Mac, Series 2359, Class VD, 6.00%, 5/15/19	229,059
215,251	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	217,486
22,713	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	22,697
437,631	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	437,893
3,217	Freddie Mac, Series 115, Class I, 7.00%, 2/15/21	3,215
10,895	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	10,888
46,124	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	46,426
35,565	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	35,539
1,009,188	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	1,018,880
312,932	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	315,775
39,607	Freddie Mac, Series 1228, Class M, 4.00%**, 3/15/22	39,533
23,062	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	23,470
14,551	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	14,966
26,085	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	26,792
394,045	Freddie Mac, Series 1446, Class KA, 7.90%, 9/15/22	396,603
4,922	Freddie Mac, Series 1611, Class I, 6.00%, 2/15/23	4,933
21,050	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	21,377
55,011	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	55,386
14,536	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	15,015
863,640	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	881,767
4,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	4,153
41,483	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	41,764
698,492	Freddie Mac, Series 2061, Class TA, 5.25%, 10/15/27	701,080

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$33,600	Freddie Mac, Series 2154, Class PK, 6.50%, 10/15/27	$33,608
155,256	Freddie Mac, Series 2513, Class QK, 5.00%, 8/15/28	155,277
227,195	Freddie Mac, Series 2416, Class PN, 6.00%, 11/15/28	228,704
826,505	Freddie Mac, Series 2527, Class LC, 5.00%, 12/15/28	827,478
365,950	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	368,569
163,212	Freddie Mac, Series 2535, Class PM, 4.25%, 6/15/29	163,218
498,772	Freddie Mac, Series 2430, Class WD, 6.50%, 12/15/29	508,002
204,893	Freddie Mac, Series 2569, Class AD, 4.50%, 1/15/30	204,932
1,660,031	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	1,648,146
388,951	Freddie Mac, Series 2398, Class DK, 6.50%, 1/15/31	391,244
539,229	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	549,268
1,210,997	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	1,222,610
2,312	Government National Mortgage Assoc., 8.00%, 8/15/05, Pool #6711	2,332
696	Government National Mortgage Assoc., 7.25%, 11/15/05, Pool #8572	702
1,412	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #9018	1,423
273	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #9546	272
460	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #8958	458
316	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #9024	318
1,379	Government National Mortgage Assoc., 7.25%, 1/15/06, Pool #9377	1,406
373	Government National Mortgage Assoc., 7.25%, 1/15/06, Pool #9399	381

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,187	Government National Mortgage Assoc., 8.00%, 2/15/06, Pool #9208	$1,212
4,899	Government National Mortgage Assoc., 8.00%, 8/15/06, Pool #11277	5,002
2,377	Government National Mortgage Assoc., 8.00%, 9/15/06, Pool #11926	2,427
3,395	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #11931	3,466
3,965	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #12265	4,048
13,342	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13173	13,621
5,684	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13379	5,803
5,565	Government National Mortgage Assoc., 8.00%, 2/15/07, Pool #15008	5,750
6,107	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #18730	6,310
23,332	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #19641	24,108
1,543	Government National Mortgage Assoc., 8.00%, 9/15/07, Pool #19103	1,595
6,518	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #21277	6,735
10,897	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #20059	11,259
4,000	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20455	4,133
10,579	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #14999	10,931
4,795	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20866	4,955

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$2,848	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #22610	$2,967
10,257	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #23055	10,687
111,778	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	117,610
29,129	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103	29,698
52,540	Government National Mortgage Assoc., 4.63%, 12/20/18, Pool #8437	53,196
23,054	Government National Mortgage Assoc., 4.63%, 12/20/21, Pool #8889	23,382
64,859	Government National Mortgage Assoc., 3.38%, 1/20/23, Pool #8123	66,018
2,783	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	2,939
1,915	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	2,064
1,541	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	1,633
74,464	Government National Mortgage Assoc., 3.38%, 1/20/25, Pool #8585	75,834
55,216	Government National Mortgage Assoc., 3.38%, 1/20/25, Pool #8580	56,063
1,352	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	1,425
38,992	Government National Mortgage Assoc., 3.38%, 3/20/26, Pool #8832	39,852
15,699	Government National Mortgage Assoc., Series 1999-38, Class PC, 6.75%, 5/16/26	15,732
9,066	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	9,835

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,865	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	$1,973
32,635	Government National Mortgage Assoc., 4.63%, 12/20/27, Pool #80141	33,115
56,785	Government National Mortgage Assoc., 3.25%, 3/20/29, Pool #80263	56,951
79,953	Government National Mortgage Assoc., Series 2003-1, Class GE, 4.50%, 3/20/29	79,908
53,393	Government National Mortgage Assoc., Series 2002-67, Class LA, 4.50%, 5/20/29	53,464
84,092	Government National Mortgage Assoc., 3.00%, 11/20/29, Pool #876947	85,142
435,088	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	433,536
1,092,578	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	1,093,134
805,175	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	817,116
1,918,346	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	1,913,550
661,772	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	660,957
3,609,359	Master Asset Securitization Trust, Series 2004-9, Class 2A1, 5.50%, 9/25/34	3,662,353
130,559	Merrill Lynch Mortgage Investors, Inc., Series 2004-A2, Class 1A, 3.82%**, 7/25/34	128,972
5,929,717	Morgan Stanley, Series 2004-11AR, Class 3A, 5.52%**, 1/25/35	6,059,429
506,007	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.16%**, 8/25/34	505,025
355,855	Nationsbanc Montgomery Funding Corp., Series 1998-3, Class A10, 6.50%, 7/25/28	354,954
533,297	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	534,754

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$48,228	Prudential Home Mortgage Securities, Series 1992-27, Class A13, 7.50%, 9/25/07	$48,154
22,656	Residential Accredit Loans, Inc., Series 1998-QS16, Class A1, 6.50%, 11/25/13	22,679
29,422	Residential Accredit Loans, Inc., Series 1997-QS9, Class A8, 7.25%, 9/25/27	29,376
3,516	Residential Accredit Loans, Inc., Series 2001-QS18, Class A6, 6.50%, 12/25/31	3,511
26,226	Residential Accredit Loans, Inc., Series 2002-QS14, Class A5, 5.13%, 9/25/32	26,260
928,683	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	915,346
2,990,455	Residential Accredit Loans, Inc., Series 2003-QS2, Class A6, 4.50%, 2/25/33	2,993,695
1,359,160	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.44%**, 9/25/34	1,362,821
150,000	Residential Asset Mortgage Products, Inc, Series 2004-RS2, Class AI2, 3.35%, 8/25/29	147,017
1,189,596	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1,228,217
105,570	Residential Asset Securitization Trust, Series 2002-A15, Class A3, 5.50%, 1/25/33	105,390
181,578	Residential Funding Mortgage Securities I, Series 2002-S6, Class A5, 6.00%, 4/25/17	181,187
273,734	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	281,965
3,646,070	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	3,694,712
1,524,853	Residential Funding Mortgage Securities I, Series 2003-S2, Class A1, 5.00%, 2/25/33	1,525,882
1,520,986	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	1,534,546

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$707,488	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	$713,451
180,502	Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 3A1, 5.21%**, 2/25/34	181,159
30,000	Structured Asset Securities Corp., Series 2001-17, Class A4, 6.50%, 12/25/31	30,150
14,660	Structured Asset Securities Corp., Series 2002-8A, Class 6A, 7.03%**, 5/25/32	14,848
319,118	Structured Asset Securities Corp., Series 2002-17, Class 1A3, 6.00%, 9/25/32	319,089
712,196	Structured Asset Securities Corp., Series 2002-19, Class A1, 4.20%, 10/25/32	711,525
352,758	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	354,926
7,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	7,168
233,317	Summit Mortgage Trust, Series 2001-1, Class B1, 6.06%**, 12/28/12	237,983
819,513	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	817,916
1,365,448	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	1,367,886
1,965	Washington Mutual, Series 2002-AR4, Class A1, 5.56%, 4/26/32	1,989
1,056,529	Washington Mutual, Series 2002-S3, Class 1A11, 6.50%, 6/25/32	1,059,983
359,522	Washington Mutual, Series 2002-S7, Class 4A10, 5.00%, 11/25/32	360,289
846,805	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	845,050
930,000	Washington Mutual, Series 2003-AR10, Class A5, 4.08%**, 10/25/33	922,607
934,242	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	933,659
941,973	Washington Mutual MSC Mortgage, Series 2001-MS14, Class 2A1, 6.00%, 12/25/31	942,247

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$392,804	Washington Mutual MSC Mortgage, Series 2001-MS15, Class 3A1, 6.25%, 1/25/32	$401,921
318,904	Wells Fargo Alternative Loan Trust, Series 2002-1, Class 2A1, 6.25%, 8/25/32	320,391
958,231	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	968,828
805,994	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	810,305
2,665,926	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A4, 4.75%, 12/25/32	2,670,158
92,059	Wells Fargo Mortgage Backed Securities Trust, Series 2002-20, Class A2, 6.00%, 12/25/32	92,061
82,228	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 2A1, 5.00%, 2/25/33	82,087
167,506	Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 1A21, 5.25%, 4/25/33	168,385
115,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A3, 4.15%, 8/25/34	114,584

Total Mortgage Backed Securities (Cost $112,890,058)		112,043,369

Corporate Bonds (7.1%):
Aerospace & Defense (0.5%):
1,250,000	Boeing Capital Corp., 5.75%, 2/15/07	1,290,640

Banking (1.7%):
500,000	JPMorgan Chase & Co., 6.50%, 1/15/09	537,682
1,000,000	Keycorp, 2.75%, 2/27/07	973,439
3,000,000	Keycorp, 2.89%**, 7/23/07	3,001,170

		4,512,291

Brokerage Services (0.3%):
700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	715,226

Financial—Leasing Company (1.3%):
500,000	International Lease Finance Corp., 5.70%, 7/3/06	511,805
3,000,000	International Lease Finance Corp., 5.32%, 12/9/07	3,074,145

		3,585,950

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services (3.0%):
$66,000	Commercial Credit Co., 6.13%, 12/1/05	$67,324
2,000,000	General Electric Capital Corp., 2.85%, 1/30/06	1,988,574
1,030,000	Household Finance Corp., 5.50%, 3/15/05	1,030,942
140,000	Household Finance Corp., 5.00%, 5/15/05	140,430
120,000	Household Finance Corp., 5.15%, 9/15/05	120,733
1,300,000	Household Finance Corp., 5.75%, 1/30/07	1,342,089
1,000,000	Household Finance Corp., 7.70%, 7/15/22	1,044,220
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100*	500,000
2,000,000	Preferred Term Securities XV, 4.07%**, 9/24/34, Callable 9/26/09 @100*	2,000,000

		8,234,312

Telecommunications (0.3%):
750,000	GTE Southwest, Inc., 6.00%, 1/15/06	765,263

Total Corporate Bonds (Cost $18,925,458)		19,103,682

Taxable Municipal Bonds (0.9%):
Missouri (0.9%):
2,500,000	St. Louis Missouri Airport Revenue Refunding, 2.05%, 7/1/05, Insured by: FSA	2,491,150

Total Taxable Municipal Bonds (Cost $2,500,000)		2,491,150

U.S. Government Agencies (25.9%):
Fannie Mae (6.4%):
4,500,000	2.27%, 11/17/05	4,469,567
5,100,000	2.63%, 9/29/06	5,020,495
145,000	3.00%, 2/20/07, Callable 3/17/05 @100*	142,810
460,000	2.79%, 10/12/07, Callable 4/12/05 @ 100*	447,245
2,500,000	4.13%, 1/27/09, Callable 1/27/06 @ 100*	2,491,035
500,000	4.00%, 1/30/09, Callable 4/4/05 @ 100 *	495,443

Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Fannie Mae, continued:
$400,000	3.50%**, 9/16/09, Callable 6/16/05 @ 100*	$396,918
1,500,000	4.50%, 9/30/09, Callable 3/17/05 @ 100*	1,497,665
1,200,000	4.00%**, 7/28/10, Callable 7/28/05 @ 100*	1,190,564
1,000,000	5.00%, 11/28/14, Callable 5/28/05 @100*	1,002,311

		17,154,053

Federal Farm Credit Bank (1.0%):
100,000	3.25%, 12/15/06, Callable 6/15/05 @100*	99,171
100,000	3.00%, 4/1/08, Callable 4/1/05 @100*	97,090
2,300,000	3.97%, 6/17/08, Callable 3/28/05 @ 100*	2,257,818
300,000	3.50%, 7/28/08, Callable 3/14/05 @100*	294,333

		2,748,412

Federal Home Loan Bank (13.3%):
15,000,000	2.43%, 3/3/05	14,996,962
175,000	1.43%, 7/8/05, Callable 4/8/05 @ 100*	174,129
200,000	2.16%, 11/10/05, Callable 5/10/05 @ 100*	198,550
60,000	2.18%, 11/17/05, Callable 5/17/05 @ 100*	59,555
210,000	2.65%, 5/26/06	207,800
295,000	2.10%, 6/12/06, Callable 3/14/05 @100*	289,699
200,000	2.38%, 6/12/06, Callable 6/12/05 @100*	197,089
1,000,000	3.50%, 8/15/06	998,753
200,000	2.80%, 3/9/07, Callable 3/14/05 @ 100*	196,296
125,000	2.28%, 6/26/07, Callable 6/26/05 @ 100*	120,757
200,000	3.15%, 8/13/07, Callable 3/14/05 @ 100*	196,728
700,000	2.25%, 9/24/07, Callable 3/24/05 @ 100*	699,660
3,000,000	3.50%**, 1/25/08, Callable 4/25/05 @100*	2,992,740
1,500,000	4.00%, 2/1/08, Callable 8/1/05 @100*	1,494,912

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$250,000	3.00%, 4/1/08, Callable 4/1/05 @ 100*	$243,015
400,000	3.25%**, 8/14/08, Callable 5/14/05 @100*	397,620
5,000,000	3.75%, 8/15/08	4,949,955
250,000	3.25%**, 9/24/08, Callable 3/24/06 @ 100*	249,697
1,700,000	3.50%, 12/29/09, Callable 6/29/05 @100*	1,689,718
2,500,000	4.00%**, 2/25/10, Callable 5/25/05 @ 100*	2,489,475
577,778	4.75%, 4/30/14, Callable 4/30/05 @ 100*	577,627
2,500,000	4.66%**, 7/16/18, Callable 4/16/05 @100*	2,489,478

		35,910,215

Freddie Mac (5.2%):
6,000,000	2.63%, 5/19/06	5,915,676
500,000	3.05%, 1/19/07	493,978
100,000	3.00%, 1/23/08, Callable 7/23/05 @ 100*	97,425
1,000,000	3.25%, 5/14/08, Callable 5/14/05 @100*	977,317
520,000	3.00%, 7/9/08, Callable 3/14/05 @ 100*	503,181
1,500,000	3.00%, 11/18/09, Callable 11/18/05 @100*	1,476,186
2,000,000	4.85%, 12/1/09, Callable 6/1/05 @ 100*	2,006,818
1,000,000	4.13%, 5/12/10, Callable 5/12/05 @ 100*	990,000
500,000	4.00%, 12/15/10, Callable 3/28/05 @ 100*	497,874

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Freddie Mac, continued:
$1,000,000	4.50%, 12/16/10, Callable 12/16/05 @ 100*	$987,927
107,000	5.00%**, 5/15/17, Callable 5/15/05 @100*	107,331

		14,053,713

Total U.S. Government Agencies (Cost $70,286,203)		69,866,393

U.S. Treasury Notes (16.3%):
6,000,000	1.63%, 4/30/05	5,989,218
5,500,000	1.50%, 7/31/05	5,468,419
10,000,000	1.88%, 12/31/05	9,892,580
11,000,000	2.25%, 4/30/06	10,861,213
8,000,000	2.50%, 10/31/06	7,869,688
2,000,000	3.13%, 4/15/09	1,940,390
2,000,000	3.63%, 7/15/09	1,973,672

Total U.S. Treasury Notes (Cost $44,299,720)		43,995,180

Investments in Affiliates (2.1%):
Investment Companies (2.1%):
3,459,748	American Performance Institutional Cash Management Fund	3,459,748
2,132,946	American Performance U.S. Treasury Fund	2,132,946

Total Investments in Affiliates (Cost $5,592,694)		5,592,694

Total Investments (Cost $269,984,116)(a)—99.9%		269,118,096
Other assets in excess of liabilities—0.1%		368,397

Net Assets—100.0%		$269,486,493

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$978,064
Unrealized depreciation	$(1,844,084)

Net unrealized depreciation	$(866,020)

(b)	Represents an illiquid security.

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/24/2003	$1,749,504	$0.97	0.65%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	2,072,600	0.96	0.80%
ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	8/15/2003	129,437	1.00	0.05%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/30/2003	1,263,418	0.99	0.47%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	1,435,485	1.00	0.57%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/12/2003	373,604	1.01	0.15%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	984,457	0.89	0.39%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	1,373,469	1.02	0.52%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/15/2003	1,607,100	0.87	0.68%
Franchise Finance Corporation of America Secured Lending Corp., Series 199-1A, Class A1B, 6.94%, 9/18/25	12/12/2003	1,012,500	1.02	0.38%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	3,419,611	0.99	1.28%

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security
**	Represents variable rate investments. The rate presented is the rate in effect at February 28, 2005. The date presented reflects the final maturity date.

FSA—Financial Security Assurance

The Fund holds a significant number of securities with long-term maturities. The investment adviser’s intent is to maintain a relatively short duration and intends to keep the Fund’s effective maturity between 1-5 years.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities(b) (8.3%):
$590,273	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	$575,147
500,000	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	480,000
72,551	ACLC Business Loan Receivables, Series 1999-2, Class A2, 7.59%, 1/15/21	72,661
732,388	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	724,638
1,080,472	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	1,077,098
351,509	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	354,255
500,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	443,186
596,611	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	609,360
1,000,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	870,867
700,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	715,571
1,620,117	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	1,609,548

Total Asset Backed Securities (Cost $7,252,639)		7,532,331

Mortgage Backed Securities (30.9%):
20,780	Banc of America Funding Corp., Series 2000-1, Class 1A12, 6.75%, 11/20/32	20,758
134,074	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.24%, 11/20/34	134,705
504,345	Bank of America Mortgage Securities, Series 2002-9, Class 2A1, 5.75%, 10/25/17	504,115
248,829	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	248,829

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$97,131	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class 6A, 5.94%**, 6/25/32	$98,071
323,605	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 5.08%**, 11/25/34	326,841
432,525	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	433,737
146,599	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	146,694
4,915	Citicorp Mortgage Securities, Inc., Series 2002-11, Class 1A10, 6.00%, 11/25/32	4,915
243,295	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	247,749
1,230,779	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	1,240,604
400,000	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	411,444
495,313	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	497,603
441,993	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.88%**, 8/25/34	445,730
41,303	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	41,453
31,669	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 3A3, 6.00%, 1/25/33	31,728
600,364	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	608,685
499,364	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	500,749
1,365,618	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	1,365,243
49,584	Emergent Home Equity Loan Trust, Series 1997-3, Class A5, 7.29%, 10/20/28	49,702

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$101,468	Fannie Mae, Series 1992-53, Class G, 7.00%, 4/25/07	$103,884
3,875	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	3,942
1,619	Fannie Mae, Series 1993-54, Class K, 6.00%, 8/25/08	1,618
41,874	Fannie Mae, Series 2002-3, Class OD, 6.00%, 12/25/14	41,834
481	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	497
3,385	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	3,622
38,975	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	40,511
14,496	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	15,534
8,246	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	8,926
28,024	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	29,934
31,267	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	33,323
6,282	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	6,706
51,697	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	54,587
13,579	Fannie Mae, Series 1992-45, Class F, 3.96%**, 4/25/22	13,414
235,816	Fannie Mae, 4.09%**, 11/1/22, Pool #189916	241,553
2,864	Fannie Mae, Series 1994-30, Class H, 6.25%, 11/25/22	2,860
2,989	Fannie Mae, Series 1993-60, Class D, 7.00%, 11/25/22	2,987
85,631	Fannie Mae, 4.38%**, 7/1/23, Pool #224951	88,570
2,729	Fannie Mae, Series 1996-64, Class PF, 7.00%, 7/18/26	2,729
93,847	Fannie Mae, Series 1999-7, Class D, 6.00%, 3/18/28	94,770
26,502	Fannie Mae, Series 2001-4, Class D, 6.50%, 4/25/28	26,492
320,917	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	322,623
394,730	Fannie Mae, 5.35%**, 4/1/32, Pool #638549	396,457
1,146,674	Fannie Mae, 4.99%**, 2/1/33, Pool #683235	1,148,943

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$144,100	Fannie Mae, 4.11%**, 9/1/33, Pool #739372	$144,335
135,377	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	142,992
179,723	First Horizon Asset Securities, Inc., Series 2002-6, Class 2A1, 5.75%, 10/25/17	179,286
634,296	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	638,062
21,205	First Nationwide Trust, Series 2001-2, Class 3A1, 7.00%, 6/25/31	21,169
15,550	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	15,602
318,674	Freddie Mac, Series 2573, Class GJ, 5.00%, 1/15/13	319,731
14,144	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	15,744
24,413	Freddie Mac, Series 2497, Class UH, 5.50%, 5/15/15	24,507
116,923	Freddie Mac, Series 2353, Class TC, 6.00%, 7/15/15	117,258
193,792	Freddie Mac, Series 2501, Class AM, 5.50%, 1/15/16	195,297
172,969	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	175,115
7,598	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	7,839
120,024	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	117,585
159,139	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	160,959
22,206	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	22,191
15,813	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	15,810
20,182	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	20,167
20,648	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	20,700
695,868	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	691,361
173,777	Freddie Mac, 5.00%, Series 2556, Class TJ 1/15/22	175,246
6,178	Freddie Mac, Series 1222, Class P, 3.58%, 3/15/22	6,171
31,882	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	32,504

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$69,027	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	$71,438
79,315	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	81,579
63,531	Freddie Mac, Series 24, Class K, 6.25%, 9/25/22	63,581
63,298	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	65,227
64,201	Freddie Mac, Series 1617, Class PJ, 6.20%, 1/15/23	64,507
863,640	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	881,767
47,158	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	49,123
165,931	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	167,055
6,768	Freddie Mac, Series 2118, Class QD, 6.50%, 10/15/27	6,771
128,293	Freddie Mac, Series 2513, Class QK, 5.00%, 8/15/28	128,310
93,133	Freddie Mac, Series 2569, Class AD, 4.50%, 1/15/30	93,151
810,095	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	804,295
141,588	Freddie Mac, Series 2487, Class D, 5.50%, 7/15/30	141,829
30,943	Freddie Mac, Series 2388, Class BE, 6.50%, 7/15/30	30,994
103,986	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	106,706
56,775	Freddie Mac, Series 2430, Class GD, 6.50%, 11/15/30	56,942
835,690	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	838,156
200,000	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	202,678
110,091	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	111,146
851	Government National Mortgage Assoc., 9.00%, 3/15/06, Pool #299211	877
5,683	Government National Mortgage Assoc., 9.00%, 12/15/06, Pool #316045	5,853
25,976	Government National Mortgage Assoc., 7.50%, 6/15/07, Pool #329595	26,931

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$148,028	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	$154,010
319,367	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	336,029
1,865	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	2,108
12,440	Government National Mortgage Assoc., 8.00%, 11/15/21, Pool #308330	13,508
12,781	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	13,874
24,695	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	26,796
8,279	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	8,944
1,682	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	1,816
102,145	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	108,545
4,457	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	4,814
10,995	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	11,876
55,298	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	59,727
93,718	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	101,662
60,542	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	65,675
24,633	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	26,099
1,442	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	1,524

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$55,000	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	$57,073
110,376	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	111,040
580,394	Master Asset Securitization Trust, Series 2002-6, Class 3A3, 6.25%, 10/25/32	579,305
988,286	Morgan Stanley, Series 2004-11AR, Class 3A, 5.52%**, 1/25/35	1,009,905
533,783	Nationsbanc Montgomery Funding Corp., Series 1998-3, Class A10, 6.50%, 7/25/28	532,431
13,027	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 3/25/08	13,045
65,498	Residential Accredit Loans, Inc., Series 1997-QS9, Class A8, 7.25%, 9/25/27	65,397
951,677	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	982,573
1,229,703	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	1,246,109
471,658	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	475,634
598,326	Structured Adjustable Rate Mortgage Loan, Series 2004-3AC, Class A1, 4.94%**, 3/25/34	592,322
25,657	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	25,664
74,000	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	74,472
470,039	Structured Asset Securities Corp., Series 2002-6; Class 1A5, 6.50%, 4/25/32	474,931
62,328	Structured Asset Securities Corp., Series 2002-17, Class 1A3, 6.00%, 9/25/32	62,322
129,490	Structured Asset Securities Corp., Series 2002-19, Class A1, 4.20%, 10/25/32	129,368
2,000	Structured Mortgage Asset Residential Trust, Series 1992-8, Class G, 7.55%, 9/25/23	2,044

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$80,000	UCFC Home Equity Loan, Series 1998-A, Class A7, 6.87%, 7/15/29	$80,392
3,756	Vendee Mortgage Trust, Series 1999-2, Class 1D, 6.50%, 12/15/24	3,777
315,103	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	315,666
452,798	Washington Mutual, Series 2002-S3, Class 1A11, 6.50%, 6/25/32	454,278
45,000	Washington Mutual, Series 2003-AR5, Class A5, 3.84%, 6/25/33	44,635
100,000	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	101,039
750,825	Washington Mutual MSC Mortgage, Series 2001-MS14, Class 1A19, 6.50%, 12/25/31	752,102
197,715	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	200,819
1,117,937	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	1,130,300
2,929	Wells Fargo Mortgage Backed Securities Trust, Series 2002-19, Class 1A4, 6.00%, 11/25/32	2,925
79,978	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3, 6.00%, 12/25/32	80,366
82,228	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 2A1, 5.00%, 2/25/33	82,087

Total Mortgage Backed Securities (Cost $28,091,023)		27,923,246

Corporate Bonds (12.1%):
Banking (2.4%):
400,000	Keycorp, 2.75%, 2/27/07	389,376
1,750,000	Keycorp, 2.89%**, 7/23/07	1,750,682

		2,140,058

Brokerage Services (1.0%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	204,350
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	263,697
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	396,937

		864,984

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial—Leasing Company (1.7%):
$500,000	International Lease Finance Corp., 5.70%, 7/3/06	$511,805
1,000,000	International Lease Finance Corp., 5.32%, 12/9/07	1,024,715

		1,536,520

Financial Services (6.7%):
1,000,000	General Motors Acceptance Corp., 6.63%, 10/15/05	1,015,603
45,000	Household Finance Corp., 5.20%, 3/15/05	45,035
200,000	Household Finance Corp., 5.75%, 1/30/07	206,475
50,000	Household Finance Corp., 6.80%, 5/15/11	53,080
75,000	Household Finance Corp., 6.60%, 6/15/11	78,791
331,000	Household Finance Corp., 7.50%, 6/15/22, Callable 6/15/07 @ 100*	343,450
500,000	Household Finance Corp., 7.70%, 7/15/22	522,111
300,000	Household Finance Corp., 7.40%, 8/15/22	310,218
500,000	I-Preferred Term Securities, 4.57%**, 12/11/32, Callable 12/11/07 @ 100*	500,000
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100*	500,000
500,000	Preferred Term Securities XI, 4.13%**, 9/24/33, Callable 9/24/08 @ 100*	500,000
2,000,000	Preferred Term Securities XV, 4.07%**, 9/24/34, Callable 9/26/09 @100*	2,000,000

		6,074,763

Telecommunications (0.3%):
50,000	Qwest Corp., 6.88%, 9/15/33	50,369
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	264,751

		315,120

Total Corporate Bonds (Cost $10,809,638)		10,931,445

Principal Amount	Security Description	Value
Taxable Municipal Bonds (3.1%):
California (0.6%):
$500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	$535,625

Georgia (1.2%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,097,500

Louisiana (1.1%):
1,000,000	Orleans Parish School Board, Revenue, Series A, 6.50%, 2/1/06, Insured by: FGIC	1,024,820

Wisconsin (0.2%):
145,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	155,875

Total Taxable Municipal Bonds (Cost $2,634,324)		2,813,820

U.S. Government Agencies (26.7%):
Fannie Mae (8.3%):
2,500,000	2.63%, 9/29/06	2,461,028
80,000	3.00%, 1/15/08, Callable 3/21/05 @ 100*	77,898
1,000,000	4.00%**, 7/28/10, Callable 7/28/05 @ 100*	992,137
750,000	4.00%, 11/10/11, Callable 5/10/05 @100*	746,441
2,590,000	4.13%, 1/30/12, Callable 3/31/05 @ 100*	2,509,063
750,000	5.00%, 11/28/14, Callable 5/28/05 @100*	751,733

		7,538,300

Federal Farm Credit Bank (1.1%):
1,000,000	3.97%, 6/17/08, Callable 3/28/05 @ 100*	981,660

Federal Home Loan Bank (10.7%):
2,000,000	3.00%, 5/15/06	1,987,947
300,000	3.50%, 8/15/06	299,626
500,000	2.25%, 9/24/07, Callable 3/24/05 @ 100*	499,757
100,000	3.05%, 1/23/08, Callable 4/23/05 @100*	97,595

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies, continued :
Federal Home Loan Bank, continued:
$65,000	3.63%, 4/23/08, Callable 3/14/05 @ 100*	$64,218
180,000	4.10%, 7/14/08, Callable 7/14/05 @ 100*	177,938
50,000	4.13%, 8/5/08, Callable 8/5/05 @ 100*	49,437
50,000	4.00%, 8/13/08	49,757
450,000	3.75%, 8/15/08	445,496
550,000	3.00%, 12/30/08, Callable 6/30/05 @ 100*	547,817
2,500,000	3.50%, 6/19/09	2,431,434
500,000	4.00%**, 3/17/10, Callable 6/17/05 @ 100*	498,831
500,000	3.00%**, 9/15/10, Callable 9/15/05 @ 100*	499,251
500,000	4.00%, 12/9/11, Callable 6/9/05 @ 100*	497,035
555,556	4.75%, 4/30/14, Callable 4/30/05 @ 100*	555,410
1,000,000	4.66%**, 7/16/18, Callable 4/16/05 @100*	995,790

		9,697,339

Freddie Mac (6.6%):
2,550,000	2.63%, 5/19/06	2,514,161
500,000	3.05%, 1/19/07	493,978
500,000	4.55%, 1/20/11, Callable 1/20/06 @ 100*	500,346
10,000	6.38%, 8/1/11, Callable 8/1/06 @ 100*	10,294
500,000	4.00%, 2/10/12, Callable 5/10/05 @ 100*	494,394
150,000	4.00%, 9/17/12, Callable 3/17/05 @ 100*	147,439
100,000	4.13%, 10/15/13, Callable 3/28/05 @ 100*	99,377
1,000,000	4.00%, 10/28/13, Callable 10/28/05 @ 100*	982,986

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued :
Freddie Mac, continued :
$750,000	5.13%, 11/7/13, Callable 11/7/05 @ 100*	$752,631

		5,995,606

Total U.S. Government Agencies (Cost $24,445,478)		24,212,905

U.S. Treasury Bonds (3.6%):
1,500,000	5.50%, 8/15/28	1,649,004
1,500,000	5.38%, 2/15/31	1,649,297

Total U.S. Treasury Bonds (Cost $3,121,233)		3,298,301

U.S. Treasury Notes (10.2%):
1,250,000	6.75%, 5/15/05	1,260,254
2,800,000	3.50%, 11/15/06	2,799,014
1,750,000	3.00%, 12/31/06	1,732,773
2,000,000	3.25%, 8/15/08	1,963,124
5,000	3.13%, 4/15/09	4,851
1,000,000	3.63%, 7/15/09	986,836
500,000	4.25%, 8/15/13	497,696

Total U.S. Treasury Notes (Cost $9,290,054)		9,244,548

Investments in Affiliates (5.3%):
Investment Companies (5.3%):
3,432,340	American Performance Institutional Cash Management Fund	3,432,340
1,366,362	American Performance U.S. Treasury Fund	1,366,362

Total Investments in Affiliates (Cost $4,798,702)		4,798,702

Total Investments (Cost $90,443,091)(a)—100.2%		90,755,298
Liabilities in excess of other assets—(0.2)%		(205,264)

Net Assets—100.0%		$90,550,034

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$975,684
Unrealized depreciation	$(663,447)

Net unrealized appreciation	$312,207

(b)	Represents an illiquid security.

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/24/2003	$572,565	$0.97	0.64%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	458,225	0.96	0.53%
ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	8/15/2003	69,051	1.00	0.08%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/30/2003	713,145	0.99	0.80%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	1,004,839	1.00	1.19%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/12/2003	326,904	1.01	0.39%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	405,000	0.89	0.49%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	594,373	1.02	0.67%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/15/2003	767,500	0.87	0.96%
Franchise Finance Corporation of America Secured Lending Corp., Series 199-1A, Class A1B, 6.94%, 9/18/25	12/12/2003	710,350	1.02	0.79%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	1,592,792	0.99	1.78%

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
**	Variable rate investments. The rate presented is the rate in effect at February 28, 2005. The date presented reflects the final maturity date.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

GO—General Obligation Bond

The Fund holds a significant number of securities with long-term maturities. The investment adviser’s intent is to keep the Fund’s effective maturity between 3-10 years.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities(b) (10.4%):
$590,273	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	$575,147
250,000	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	240,000
16,489	ACLC Business Loan Receivables, Series 1999-2, Class A2, 7.59%, 1/15/21	16,514
603,143	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	596,761
771,766	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	769,356
351,509	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	354,255
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	221,593
387,797	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	396,084
500,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	435,434
500,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	511,122
879,492	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	873,754

Total Asset Backed Securities (Cost $4,819,076)		4,990,020

Mortgage Backed Securities (17.4%):
591,240	4.99%**, 2/1/33, Pool #683235	592,410
43,624	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	43,805
82,607	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	82,906
156,121	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 2A1, 5.00%, 12/25/32	156,453
300,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	300,681

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$499,364	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	$500,749
64,639	Fannie Mae, Series 2002-12, Class PD, 6.00%, 10/25/14	64,607
183,973	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	194,913
183,138	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	192,457
28,360	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	29,338
9,186	Fannie Mae, Series 2001-47, Class B, 6.00%, 12/25/29	9,197
73,469	Fannie Mae, Series 2001-60, Class PM, 6.00%, 3/25/30	74,188
45,629	Fannie Mae, Series 2001-61, Class PE, 6.50%, 10/25/30	45,955
59,908	First Horizon Asset Securities, Inc., Series 2002-6, Class 2A1, 5.75%, 10/25/17	59,762
50,647	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	51,260
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	157,436
120,024	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	117,585
157	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	157
3,256	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	3,270
51,408	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	53,204
22,944	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	24,005
863,640	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	881,766
41,483	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	41,764
139,698	Freddie Mac, Series 2061, Class TA, 5.25%, 10/15/27	140,216
725,165	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	753,816
75,735	Freddie Mac, Series 2513, Class QK, 5.00%, 8/15/28	75,745
61,389	Freddie Mac, Series 2400, Class MW, 6.50%, 10/15/30	61,772
191,974	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	196,996

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$720	Freddie Mac, Series 2452, Class B, 6.50%, 2/15/31	$720
18,867	Freddie Mac, Series 2422, Class MC, 6.50%, 4/15/31	19,061
239,525	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	252,022
5,053	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	5,709
10,149	Government National Mortgage Assoc., 9.00%, 10/15/20, Pool #289412	11,303
26,747	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	29,832
46,231	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	49,233
62,693	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	67,714
9,044	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	9,738
126,904	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	137,662
1,893	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	2,054
11,237	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	11,842
65,563	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	68,285
157,625	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	167,105
5,056	Government National Mortgage Assoc., Series 2001-43, Class CB, 6.50%, 8/20/30	5,063
436,824	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	432,597
634,451	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	655,049

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$516,526	Salomon Brothers Mortgage Securities, Series 2002-UST1, Class A1, 6.50%, 9/25/16	$523,239
3,000	Structured Asset Securities Corp., Series 2001-5, Class A4, 6.75%, 4/25/31	3,000
9,000	Structured Asset Securities Corp., 6.75%, Series 2001-6, Class A4 5/25/31	8,993
10,000	Structured Asset Securities Corp., Series 2001-9, Class A4, 6.50%, 7/25/31	10,012
51,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	51,416
218,082	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	224,284
69,064	Washington Mutual MSC Mortgage, Series 2001-MS15, Class 2A2, 6.00%, 1/25/17	69,242
91,063	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	92,284
250,000	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	253,003
201,499	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	202,576
1,000	Wells Fargo Mortgage Backed Securities Trust, Series 2002-19, Class 2A4, 5.50%, 11/25/32	1,000
79,978	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3, 6.00%, 12/25/32	80,366

Total Mortgage Backed Securities (Cost $8,307,520)		8,350,817

Corporate Bonds (18.3%):
Banking (0.9%):
381,000	JPMorgan Chase & Co., 7.00%, 11/15/09	417,534

Brokerage Services (3.0%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	204,350
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	527,393

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Brokerage Services, continued:
$700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	$761,250

		1,492,993

Financial Services (11.5%):
100,000	American International Group Inc., 4.25%, 5/15/13	96,116
500,000	General Electric Capital Corp., 7.50%, 6/15/09	560,651
545,000	General Electric Capital Corp., 5.45%, 1/15/13	569,402
250,000	Household Finance Corp., 5.75%, 1/30/07	258,094
150,000	Household Finance Corp., 6.50%, 11/15/08	160,900
50,000	Household Finance Corp., 7.15%, 5/15/17	50,020
22,000	Household Finance Corp., 7.25%, 5/15/17, Callable 5/15/05 @ 100*	22,053
145,000	Household Finance Corp., 7.25%, 6/15/17	145,557
135,000	Household Finance Corp., 7.63%, 10/15/17	136,454
5,000	Household Finance Corp., 7.50%, 3/15/22, Callable 3/15/07 @100*	5,176
13,000	Household Finance Corp., 7.60%, 4/15/22, Callable 4/15/07 @100*	13,517
20,000	Household Finance Corp., 7.30%, 5/15/22, Callable 5/15/07 @100*	20,613
281,000	Household Finance Corp., 7.40%, 8/15/22	290,572
240,000	Household Finance Corp., 7.45%, 8/15/22, Callable 8/15/07 @100*	248,633
500,000	I-Preferred Term Securities, 4.57%**, 12/11/32, Callable 12/11/07 @ 100*	500,000
1,000,000	Preferred Term Securities IX, 4.33%**, 4/3/33, Callable 4/3/08 @ 100*	1,000,000
500,000	Preferred Term Securities XI, 4.13%**, 9/24/33, Callable 9/24/08 @ 100*	500,000
1,000,000	Preferred Term Securities XV, 4.07%**, 9/26/34, Callable 9/26/09 @100*	1,000,001

		5,577,759

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Telecommunications (2.9%):
$1,000,000	Alltel Corp., 7.00%, 3/15/16	$1,144,317
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/05 @ 101.76*	126,931
110,000	Qwest Corp., 6.88%, 9/15/33	110,813

		1,382,061

Total Corporate Bonds (Cost $8,531,275)		8,870,347

Taxable Municipal Bonds (8.3%):
California (0.9%):
400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	428,500

Colorado (2.8%):
1,195,000	Boulder County Colorado Development Revenue, Series B, 7.63%, 9/1/21, Callable 9/1/07 @ 100*, Insured by: AMBAC	1,305,537

Georgia (2.3%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,097,500

Missouri (2.0%):
905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	985,319

Wisconsin (0.3%):
150,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	161,250

Total Taxable Municipal Bonds (Cost $3,631,457)		3,978,106

U.S. Government Agencies (25.7%):
Fannie Mae (10.4%):
1,000,000	2.63%, 9/29/06	984,411
500,000	4.00%**, 7/28/10, Callable 7/28/05 @ 100*	496,069
500,000	4.00%, 11/10/11, Callable 5/10/05 @100*	497,628
1,400,000	4.13%, 1/30/12, Callable 3/31/05 @ 100*	1,356,249

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Fannie Mae, continued:
$1,250,000	4.16%, 6/11/13, Callable 6/11/05 @ 100*	$1,203,523
500,000	5.00%, 11/28/14, Callable 5/28/05 @100*	501,156

		5,039,036

Federal Farm Credit Bank (0.5%):
250,000	3.97%, 6/17/08, Callable 3/28/05 @ 100*	245,415

Federal Home Loan Bank (5.3%):
350,000	5.00%, 4/30/12, Callable 4/30/05 @100*	349,833
500,000	4.00%, 2/27/14, Callable 8/27/05 @ 100*	498,299
420,000	4.00%**, 3/24/14, Callable 3/24/05 @100*	417,102
194,444	4.75%, 4/30/14, Callable 4/30/05 @ 100*	194,394
200,000	5.28%, 10/17/14, Callable 4/17/05 @ 100*	200,517
500,000	4.66%**, 7/16/18, Callable 4/16/05 @100*	497,896
389,691	6.50%, 1/15/31	396,642

		2,554,683

Freddie Mac (9.5%):
1,000,000	2.63%, 5/19/06	985,946
100,000	3.38%**, 11/30/10, Callable 3/9/05 @ 100*	99,241
500,000	4.55%, 1/20/11, Callable 1/20/06 @ 100*	500,346
500,000	4.75%, 10/11/12, Callable 10/11/05 @ 100*	495,918

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Freddie Mac, continued:
$1,500,000	4.63%, 5/28/13, Callable 5/28/05 @100*	$1,477,972
500,000	4.00%, 10/28/13, Callable 10/28/05 @ 100*	491,493
500,000	5.13%, 11/7/13, Callable 11/7/05 @ 100*	501,754

		4,552,670

Total U.S. Government Agencies (Cost $12,487,054)		12,391,804

U.S. Treasury Bonds (4.6%):
1,000,000	5.50%, 8/15/28	1,099,336
1,000,000	5.38%, 2/15/31	1,099,531

Total U.S. Treasury Bonds (Cost $2,043,220)		2,198,867

U.S. Treasury Notes (9.4%):
1,500,000	2.38%, 8/15/06	1,477,383
1,000,000	5.00%, 8/15/11	1,047,850
2,000,000	4.25%, 8/15/13	1,990,782

Total U.S. Treasury Notes (Cost $4,532,145)		4,516,015

Investments in Affiliates (5.5%):
Investment Companies (5.5%):
2,624,022	American Performance Institutional Cash Management Fund(b)	2,624,022

Total Investments in Affiliates (Cost $2,624,022)		2,624,022

Total Investments (Cost $46,975,769)(a)—99.6%		47,919,998
Other assets in excess of liabilities—0.4%		194,032

Net Assets—100.0%		$48,114,030

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,193,902
Unrealized depreciation	(249,673)

Net unrealized appreciation	$944,229

(b)	Represents an illiquid security.

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

See notes to financial statements.

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/24/2003	$572,565	$0.97	1.20%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	229,688	0.96	0.50%
ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	10/17/2003	16,489	1.00	0.03%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/30/2003	591,023	0.99	1.24%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	717,742	1.00	1.60%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/12/2003	326,904	1.01	0.74%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	202,500	0.89	0.46%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	386,343	1.02	0.82%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/15/2003	383,750	0.87	0.91%
Franchise Finance Corporation of America Secured Lending Corp., Series 199-1A, Class A1B, 6.94%, 9/18/25	12/12/2003	506,250	1.02	1.06%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	863,386	0.99	1.82%

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
**	Represents variable rate investments. The rate presented is the rate in effect at February 28, 2005. The date presented reflects the final maturity date.

AMBAC—American Municipal Bond Assurance Corp.

FSA—Financial Security Assurance

GO—General Obligations Bond

MBIA—Municipal Bond Insurance Association

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (58.5%):
Advertising (0.1%):
20	ADVO, Inc.	$733
600	Omnicom Group, Inc.	54,642
500	Vertrue, Inc.(b)	19,445

		74,820

Aerospace/Defense (0.6%):
620	Armor Holdings, Inc.(b)	24,750
1,190	Cubic Corp.	22,301
580	Curtiss-Wright Corp.	32,219
420	Esterline Technologies Corp.(b)	13,810
380	FEI Co.(b)	9,405
1,140	FLIR Systems, Inc.(b)	35,625
460	Littlefuse, Inc.(b)	14,959
3,000	Lockheed Martin Corp.	177,659
700	Moog, Inc.(b)	31,220
1,220	Teledyne Technologies, Inc.(b)	37,308
1,700	The Boeing Co.	93,449

		492,705

Airlines (0.0%):
860	Mesa Air Group, Inc.(b)	6,416
1,610	SkyWest, Inc.	27,482

		33,898

Apparel / Footwear (0.3%):
620	Brown Shoe Co., Inc.	20,708
740	Genesco, Inc.(b)	21,808
1,290	Hot Topic, Inc.(b)	27,554
1,240	K-Swiss, Inc., Class S	38,439
830	Kellwood Co.	23,796
250	Oxford Industries, Inc.	8,840
720	Quiksilver, Inc.(b)	22,745
750	Russell Corp.	13,568
810	Steven Madden, Ltd.(b)	15,131
2,250	Stride Rite Corp.	29,250
150	Timberland Co.(b)	10,446
1,710	Wolverine World Wide, Inc.	38,048

		270,333

Apparel/Footwear (0.1%):
700	Liz Claiborne, Inc.	29,610
600	Reebok International Ltd.	26,496
500	V.F. Corp.	29,880

		85,986

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Automotive Parts(0.5%):
870	A.O. Smith Corp.	$22,864
820	American Axle & Manufacturing Holdings, Inc.	21,664
2,600	AutoNation, Inc.(b)	50,778
500	AutoZone, Inc.(b)	48,450
690	CLARCOR, Inc.	38,136
1,900	Dana Corp.	27,398
4,300	Ford Motor Co.	54,395
1,300	General Motors Corp.	46,371
680	Group 1 Automotive, Inc.(b)	18,802
100	Navistar International Corp.(b)	3,946
510	Oshkosh Truck Corp.	38,072
300	Paccar, Inc.	22,578
400	Strattec Security Corp. (b)	22,268

		415,722

Banking (5.0%):
1,700	BancorpSouth, Inc.	35,734
15,800	Bank of America Corp.	737,069
620	Bank of the Ozarks, Inc.	21,390
500	Capital Crossing Bank (b)	15,300
1,350	Chittenden Corp.	35,883
24,500	Citigroup, Inc.	1,169,139
920	Columbia Banking System, Inc.	21,896
5,000	Comerica, Inc.	285,400
660	Corus Bankshares, Inc.	32,637
1,660	Dime Community Bancshares, Inc.	25,913
460	Downey Financial Corp.	28,819
990	East West Bancorp, Inc.	35,600
1,120	First Niagara Financial Group, Inc.	15,333
820	Hancock Holding Co.	25,141
1,020	Hudson United Bancorp	36,149
560	Independence Community Bank Corp.	22,294
640	Irwin Financial Corp.	14,541
17,700	JPMorgan Chase & Co.	646,935
1,330	Mid-State Bancshares	35,205
1,140	NewAlliance Bancshares, Inc.	16,302
1,230	Prosperity Bancshares, Inc.	33,960
1,390	Southwest Bancorp of Texas	26,480
590	Sterling Bancshares, Inc.	8,608
1,180	Suffolk Bancorp	39,766
3,050	TrustCo Bank Corp.	36,631
6,800	U.S. Bancorp	202,300
600	UCBH Holdings, Inc.	24,834
660	UMB Financial Corp.	37,184

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Banking, continued:
1,630	Umpqua Holdings Corp.	$38,973
7,600	Wachovia Corp.	402,876
2,100	Washington Mutual, Inc.	88,116
5,700	Wells Fargo & Co.	338,466
1,020	Wilshire Bancorp, Inc.(b)	13,973
130	Wintrust Financial Corp.	6,976

		4,555,823

Beverages (0.6%):
4,100	Coca-Cola Co.	175,480
5,900	PepsiCo, Inc.	317,774

		493,254

Broadcasting/Cable (0.8%):
720	4Kids Entertainment, Inc.(b)	14,069
16,300	Comcast Corp.(b)	519,318
1,000	Comcast Corp., Class A(b)	32,550
1,500	Cox Radio, Inc.(b)	24,090
3,600	Liberty Media International, Inc.(b)	155,628

		745,655

Building Materials (0.3%):
1,410	ABM Industries, Inc.	26,127
1,120	Building Materials Holding Corp.	51,676
460	Florida Rock Industries, Inc.	29,518
390	Genlyte Group, Inc.(b)	35,030
230	Griffon Corp.(b)	5,290
420	Hughes Supply, Inc.	12,873
1,200	Masco Corp.	40,464
1,120	Simpson Manufacturing Co., Inc.	38,674
550	USG Corp.(b)	17,375

		257,027

Business Equipment & Services (0.7%):
720	Administaff, Inc.(b)	9,648
500	Affiliated Computer Services, Inc., Class A(b)	25,850
1,300	Automatic Data Processing, Inc.	55,848
540	CDI Corp.	11,237
120	Checkpoint Systems, Inc.(b)	2,003
750	Convergys Corp.(b)	11,243
980	Digital Insight Corp.(b)	15,729
1,190	EPIQ Systems, Inc.(b)	15,113
1,600	First Data Corp.	65,632
350	FTI Consulting, Inc.(b)	6,650

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Business Equipment & Services, continued:
690	Global Payments, Inc.	$38,309
1,110	iPass, Inc.(b)	6,760
780	Labor Ready, Inc.(b)	14,648
480	LECG Corp.(b)	8,664
890	MAXIMUS, Inc.	30,135
600	Moody’s Corp.	50,346
420	NDCHealth Corp.	6,514
1,460	OCA, Inc.(b)	7,242
1,500	Pitney Bowes, Inc.	68,790
480	SOURCECORP, Inc.(b)	10,022
800	Spherion Corp.(b)	6,240
520	StarTek, Inc.	9,386
1,600	Tetra Tech, Inc.(b)	26,528
870	United Stationers, Inc.(b)	38,263
540	Viad Corp.	14,580
550	Volt Information Sciences, Inc.(b)	16,016
1,510	Watson Wyatt & Co. Holdings	41,314

		612,710

Chemicals (1.2%):
1,900	Air Products & Chemicals, Inc.	118,978
13,800	Dow Chemical Co.	761,071
1,180	Fuller (H. B.) Co.	31,435
440	Georgia Gulf Corp.	23,236
3,300	Hercules, Inc.(b)	47,322
480	Lubrizol Corp.	20,462
1,130	Schulman, Inc.	20,408
540	SurModics, Inc.(b)	17,361
3,900	Wellman, Inc.	53,430

		1,093,703

Commercial Services (0.1%):
950	Aaron Rents, Inc.	19,437
440	NCO Group, Inc.(b)	8,848
700	Paychex, Inc.	22,351

		50,636

Computer Software & Services (2.7%):
700	Activision, Inc(b)	15,302
500	Adobe Systems, Inc.	30,875
800	ANSYS, Inc.(b)	28,768
500	AutoDesk, Inc.	14,860
2,900	Avaya, Inc.(b)	40,600
1,340	Brady Corp.	46,391
690	CACI International, Inc., Class A(b)	37,232
800	Carreker-Antinori Corp.(b)	5,632

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Computer Software & Services, continued:
550	Catapult Communications Corp.(b)	$13,200
860	CIBER, Inc.(b)	6,441
570	Cognex Corp.	15,789
2,000	Computer Sciences Corp.(b)	92,460
1,280	Dendrite International, Inc.(b)	19,661
2,000	eBay, Inc.(b)	85,680
600	Electronic Arts, Inc.(b)	38,694
940	FactSet Research Systems, Inc.	31,011
910	FileNET Corp.(b)	21,312
670	FindWhat.com(b)	7,370
830	Hyperion Solutions Corp.(b)	41,898
1,010	Internet Security Systems, Inc.(b)	20,281
460	JDA Software Group, Inc.(b)	6,178
720	Manhattan Associates, Inc.(b)	14,306
940	Mantech International Corp.(b)	23,199
43,200	Microsoft Corp.	1,087,775
430	MRO Software, Inc(b)	5,809
14,000	Oracle Corp.(b)	180,740
1,500	Pinnacle Systems, Inc.(b)	6,420
1,510	Progress Software Corp.(b)	34,957
760	Serena Software, Inc.(b)	17,556
600	Sybase, Inc.(b)	11,304
1,200	Symantec Corp.(b)	26,412
770	Take-Two Interactive Software, Inc.(b)	28,236
1,170	THQ, Inc.(b)	31,988
970	Verity, Inc.(b)	11,495
900	WebEx Communications, Inc.(b)	21,033
19,100	WebMD Corp.(b)	144,014
510	Websense, Inc.(b)	30,524
2,700	Yahoo!, Inc.(b)	87,129

		2,382,532

Computers & Peripherals (2.7%):
640	Anixter International, Inc.	24,026
1,600	Apple Computer, Inc.(b)	71,776
450	Avid Technology, Inc.(b)	30,105
610	Black Box Corp.	23,760
25,500	Cisco Systems, Inc.(b)	444,209
9,200	Dell Computer Corp.(b)	368,828
9,000	EMC Corp.(b)	113,940
15,100	Hewlett-Packard Co.	314,080
570	Hutchinson Technology, Inc.(b)	18,616
9,100	International Business Machines Corp.	842,477
830	Komag, Inc.(b)	16,725

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Computers & Peripherals, continued:
600	Mercury Computer Systems, Inc.(b)	$17,658
160	Paxar Corp.(b)	3,749
700	Planar Systems, Inc.(b)	5,642
310	ScanSource, Inc.(b)	19,453
4,300	Seagate Technology	77,271

		2,392,315

Construction (0.5%):
4,900	Centex Corp.	311,590
250	EMCOR Group, Inc.(b)	12,058
535	MDC Holdings, Inc.	42,597
30	NVR, Inc.(b)	23,768
430	URS Corp.(b)	12,401

		402,414

Consumer Products (0.7%):
1,100	Delta & Pine Land Co.	31,889
1,390	Fossil, Inc.(b)	35,862
1,600	Gillette Co.	80,400
700	Mattel, Inc.	14,644
1,040	Nautilus Group, Inc.	23,046
7,200	Newell Rubbermaid, Inc.	160,488
4,700	Procter & Gamble Co.	249,523
980	Russ Berrie & Company, Inc.	22,305
480	Stanley Furniture Co., Inc.	22,498

		640,655

Diversified Manufacturing Operations (3.5%):
4,300	3M Co.	360,942
810	Albany International Corp.	26,123
400	American Standard Companies, Inc.	18,320
820	AptarGroup, Inc.	42,328
1,500	Ball Corp.	66,600
640	Briggs & Stratton Corp.	25,229
350	Carbo Ceramics, Inc.	25,893
3,300	Cummins Engine, Inc.	242,253
450	Cuno, Inc.(b)	25,290
1,700	Eaton Corp.	118,575
5,400	Emerson Electric Co.	358,128
32,900	General Electric Co.	1,158,079
250	Hillenbrand Industry, Inc.	14,103
2,900	Johnson Controls, Inc.	171,390
1,360	Lennox International, Inc.	29,403
1,180	Tredegar Corp.	20,414
10,100	Tyco International, Ltd.	338,148
590	Watts Industries, Inc., Class A	19,618

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Diversified Manufacturing Operations, continued:
320	Woodward Governor Co.	$23,421

		3,084,257

Education (0.1%):
800	Apollo Group, Inc.(b)	58,912

Electronic Components/Instruments (0.6%):
540	Advanced Energy Industries, Inc.(b)	5,027
1,200	Agilent Technologies, Inc.(b)	28,800
450	Analogic Corp.	19,323
400	Bel Fuse, Inc.	12,392
600	Belden CDT, Inc.	14,412
660	Benchmark Electronics, Inc.(b)	21,463
820	C&D Technologies, Inc.	11,300
780	CTS Corp.	10,257
440	Daktronics, Inc.(b)	9,614
600	Danaher Corp.	32,502
770	Electro Scientific Industries, Inc.(b)	17,402
710	Input/Output, Inc.(b)	5,240
690	Itron, Inc.(b)	18,389
2,700	Jabil Circuit, Inc.(b)	69,417
430	Keithley Instruments, Inc.	7,121
610	Measurement Specialties, Inc.(b)	15,433
1,090	Methode Electronics, Inc., Class A	12,197
450	Omnivision Technologies, Inc.(b)	9,095
450	Park Electrochemical Corp.	8,955
520	Rogers Corp.(b)	23,743
21,600	Sanmina Corp.(b)	119,879
1,740	SBS Technologies, Inc.(b)	21,089
1,050	Trimble Navigation Ltd.(b)	37,821
740	Vicor Corp.	8,399
200	Waters Corp.(b)	9,770

		549,040

Entertainment (1.7%):
360	Aztar Corp.(b)	10,696
4,000	Harrah’s Entertainment, Inc.	262,360
560	Polaris Industries, Inc.	39,082
775	Shuffle Master, Inc.(b)	25,389
3,800	Station Casinos, Inc.	231,572
3,700	The Walt Disney Co.	103,378
33,600	Time Warner, Inc.(b)	578,928
6,500	Viacom, Inc., Class B	226,850

		1,478,255

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Financial Services (3.7%):
670	A.G. Edwards, Inc.	$28,884
860	Alliance Capital Management Holding LP	40,446
5,000	American Capital Strategies Ltd.	173,500
2,900	American Express Co.	157,035
1,220	ASTA Funding, Inc.	25,791
2,700	Capital One Financial Corp.	207,036
11,000	CapitalSource, Inc.(b)	253,000
200	Coinstar, Inc.(b)	4,682
1,230	CompuCredit Corp.(b)	36,802
3,100	Countrywide Financial Corp.	107,725
1,590	eFunds Corp.(b)	35,362
4,450	Fannie Mae	260,147
12,460	Friedman, Billings, Ramsey Group, Inc.	231,133
2,600	Goldman Sachs Group, Inc.	282,879
910	Investment Technology Group, Inc.(b)	17,154
200	iStar Financial, Inc.	8,498
1,080	Janus Capital Group, Inc.	15,152
2,900	Legg Mason, Inc.	233,856
11,300	Merrill Lynch & Co.	661,953
8,700	Morgan Stanley Dean Witter & Co.	491,288
60	PHH Corp.(b)	1,260
140	Piper Jaffray Companies, Inc.(b)	5,537
510	World Acceptance Corp.(b)	13,923

		3,293,043

Food Products & Services (1.4%):
320	Cal-Maine Foods, Inc.	3,110
900	Campbell Soup Corp.	24,930
1,300	Corn Products International, Inc.	36,361
1,280	Flowers Foods, Inc.	38,400
19,500	H.J. Heinz Co.	733,980
1,070	Hain Celestial Group, Inc.(b)	19,977
590	J & J Snack Foods, Inc.	27,854
410	John B. Sanfilippo & Son, Inc.(b)	10,658
1,480	Nature’s Sunshine Products, Inc.	28,520
760	Performance Food Group Co.(b)	20,626
530	Ralcorp Holdings, Inc.	24,672
800	Sanderson Farms, Inc.	35,896
1,500	Sara Lee Corp.	33,600
6,300	Sysco Corp.	216,846
770	United Natural Foods, Inc.(b)	24,001

		1,279,431

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Health Care (2.1%):
880	Accredo Health, Inc.(b)	$37,506
2,700	Aetna, Inc.	394,253
710	American Healthways, Inc.(b)	24,126
900	AMERIGROUP Corp.(b)	35,874
480	Amsurg Corp.(b)	11,597
420	Arthrocare Corp.(b)	12,104
1,200	Centene Corp.(b)	40,032
98	Coventry Health Care, Inc.(b)	6,184
650	Cross Country Healthcare, Inc.(b)	9,939
400	Express Scripts, Inc., Class A(b)	30,116
450	Health Net, Inc.(b)	13,455
820	Hooper Holmes, Inc.	3,633
4,540	Humana, Inc.(b)	151,046
830	IDEXX Laboratories, Inc.(b)	46,024
500	IMS Health, Inc.	12,175
600	Laboratory Corp. of America Holdings(b)	28,734
5,600	Manor Care, Inc.	190,792
2,600	McKesson Corp.	97,084
1,200	Medtronic, Inc.	62,544
970	Odyssey Healthcare, Inc.(b)	10,913
290	PacifiCare Health Systems, Inc.(b)	18,409
590	Pediatrix Medical Group, Inc.(b)	40,433
400	RehabCare Group, Inc.(b)	11,480
550	Sierra Health Services, Inc.(b)	33,858
520	Sunrise Senior Living, Inc.(b)	24,648
340	United Surgical Partners International, Inc.(b)	13,960
2,200	UnitedHealth Group, Inc.	200,551
270	Wellchoice, Inc.(b)	13,946
2,100	Wellpoint, Inc.(b)	256,325

		1,831,741

Home Builders (0.4%):
110	Beazer Homes USA, Inc.	18,911
1,200	D.R. Horton, Inc.	52,512
200	KB Home	24,960
560	M/I Homes, Inc.	31,528
560	Meritage Corp.(b)	41,009
1,700	Pulte Homes, Inc.	132,634
500	Ryland Group, Inc.	34,775
560	Standard Pacific Corp.	44,800

		381,129

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Hotels & Lodging (0.2%):
1,300	Cendant Corp.	$28,756
1,100	Marriott International, Inc.	70,510
1,690	Starwood Hotels & Resorts Worldwide, Inc.	96,736

		196,002

Insurance (2.5%):
700	ACE Ltd.	31,122
10,200	American International Group, Inc.	681,360
560	Conseco, Inc.(b)	10,595
760	Delphi Financial Group, Inc.	33,881
1,060	First American Corp.	38,743
1,540	Fremont General Corp.	38,716
700	Hilb, Rogal & Hamilton Co.	24,017
750	LandAmerica Financial Group, Inc.	41,055
2,300	MetLife, Inc.	94,392
180	National Western Life Insurance Co., Class A(b)	31,365
620	Philadelphia Consolidated Holding Corp.(b)	47,108
830	ProAssurance Corp.(b)	33,615
1,800	Prudential Financial, Inc.	102,600
920	Selective Insurance Group, Inc.	42,329
22,400	St. Paul Travelers Cos., Inc.	858,368
870	Stewart Information Services Corp.	34,791
1,020	UICI	27,968
290	Zenith National Insurance Corp.	14,683

		2,186,708

Lumber (0.2%):
620	Universal Forest Products, Inc.	24,273
1,950	Weyerhauser Co.	130,514

		154,787

Machinery & Equipment (1.4%):
400	Black & Decker Corp.	33,168
3,400	Caterpillar, Inc.	323,170
2,900	Deere & Co.	206,219
560	Engineered Support Systems, Inc.	30,957
550	Gardner Denver, Inc.(b)	22,611
590	IDEX Corp.	23,305
2,500	Ingersoll-Rand Co., Class A	210,625
600	JLG Industries, Inc.	12,840
620	Lone Star Technologies, Inc.(b)	28,092
310	Roper Industries, Inc.	20,026
1,100	Stanley Works	50,875

Continued

AMERICAN PERFORMANCE FUNDS

Balanced fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Machinery & Equipment, continued:
700	Stewart & Stevenson Services, Inc.	$14,994
1,000	Timken Co.	28,300
420	Toro Co.	36,418
790	Tractor Supply Co.(b)	33,646
800	United Technologies Corp.	79,904
490	W.W. Grainger, Inc.	30,762
880	Watsco, Inc.	33,581

		1,219,493

Medical—Biotechnology (0.1%):
900	Biolase Technology, Inc.	9,054
430	Biosite, Inc.(b)	24,914
735	Enzo Biochem, Inc.(b)	11,958
1,000	Pharmaceutical Product Development, Inc.(b)	42,650
550	Techne Corp.(b)	18,750

		107,326

Medical Equipment & Supplies (2.7%):
310	Advanced Medical Optics, Inc.(b)	11,765
690	American Medical Systems Holdings, Inc.(b)	27,324
200	Bard (C.R.), Inc.	13,300
1,200	Baxter International, Inc.	42,792
700	Becton Dickinson & Co.	41,909
5,200	Biomet, Inc.	219,543
1,600	Boston Scientific Corp.(b)	52,256
590	Cerner Corp.(b)	30,739
600	CONMED Corp.(b)	17,766
500	Cooper Companies, Inc.	41,175
450	Cyberonics, Inc.(b)	16,871
490	Datascope Corp.	17,238
780	Diagnostic Products Corp.	35,591
600	Guidant Corp.	44,034
210	Haemonetics Corp.(b)	8,711
380	Hologic, Inc.(b)	14,041
390	ICU Medical, Inc.(b)	11,942
610	Immucor, Inc.(b)	18,120
770	Integra Lifesciences Holdings Corp.(b)	28,559
395	Intermagnetics General Corp.(b)	10,416
630	Invacare Corp.	29,686
19,100	Johnson & Johnson	1,252,959
70	Mentor Corp.	2,423
770	Merit Medical Systems, Inc.(b)	10,141
690	Owens & Minor, Inc.	19,258

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Medical Equipment & Supplies, continued:
850	PolyMedica Corp.	$29,266
1,160	Priority Healthcare Corp., Class B(b)	26,541
850	ResMed, Inc.(b)	50,108
880	Respironics, Inc.(b)	50,820
440	Sola International, Inc.(b)	12,241
600	St. Jude Medical, Inc.(b)	23,460
800	Stryker Corp.	39,728
920	Sybron Dental Specialties, Inc.(b)	32,862
1,050	Viasys Healthcare, Inc.(b)	21,725
620	Vital Signs, Inc.	25,470
700	Zimmer Holdings, Inc.(b)	60,130

		2,390,910

Metals—Processing & Fabrication (1.3%):
4,000	Alcoa, Inc.	128,480
100	Allegheny Technologies, Inc.	2,461
500	Carpenter Technology Corp.	33,810
620	Century Aluminum Co.(b)	20,156
580	Cleveland Cliffs, Inc.	46,603
1,420	Commercial Metals Co.	49,416
740	Encore Wire Corp.(b)	8,873
1,400	Freeport McMoran Copper & Gold, Inc., Class B	58,548
800	Maverick Tube Corp.(b)	28,448
400	Metal Management, Inc.	11,852
1,020	Mueller Industries, Inc.	32,110
2,730	Nucor Corp.	170,187
1,200	Phelps Dodge Corp.	127,740
765	Quanex Corp.	45,020
820	Reliance Steel & Aluminum Co.	37,474
760	Ryerson Tull, Inc.	10,906
390	Schnitzer Steel Industries, Inc.	15,842
1,110	Shaw Group, Inc.(b)	23,088
1,000	Steel Dynamics, Inc.	44,540
640	Steel Technologies, Inc.	19,731
2,700	United States Steel Corp.	168,372
660	Wheeling-Pittsburgh Corp.(b)	27,506
1,700	Worthington Industries, Inc.	35,615

		1,146,778

Oil & Gas Exploration, Production and Services (3.2%):
6,700	Apache Corp.	421,295
1,200	BJ Services Co.	59,952
3,200	Burlington Resources, Inc.	158,816
440	Cabot Oil & Gas Corp.	24,636
400	Cal Dive International, Inc.(b)	20,312

Continued

AMERICAN PERFORMANCE FUNDS

Balanced fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
830	Cimarex Energy Co.(b)	$33,756
3,000	Devon Energy Corp.	140,370
7,700	Diamond Offshore Drilling, Inc.	381,150
190	Frontier Oil Corp.	6,091
1,010	Gulf Island Fabrication, Inc.	24,311
900	Halliburton Co.	39,573
660	Headwaters, Inc.(b)	21,226
450	Hydril Co.(b)	27,032
1,700	Nabors Industries, Ltd.(b)	97,580
1,100	Noble Corp.	62,777
3,800	Occidental Petroleum Corp.	267,026
470	Oceaneering International, Inc.(b)	18,753
520	Offshore Logistics, Inc.(b)	17,113
1,080	Patina Oil & Gas Corp.	43,481
390	Petroleum Development Corp.(b)	17,098
760	Remington Oil & Gas Corp.(b)	25,323
1,160	Smith International, Inc.(b)	74,542
710	Spinnaker Exploration Co.(b)	25,461
800	St. Mary Land & Exploration Co.	40,704
810	Stone Energy Corp.(b)	40,686
2,000	Sunoco, Inc.	198,200
320	Swift Energy Co.(b)	8,701
490	TETRA Technologies, Inc.(b)	15,342
6,200	Transocean, Inc.(b)	300,576
830	Unit Corp.(b)	37,997
2,650	Valero Energy Corp.	188,786
270	Veritas DGC, Inc.(b)	7,322
680	World Fuel Services Corp.	19,482

		2,865,470

Oil—Integrated Companies (1.9%):
740	BP Prudhoe Bay Royalty Trust	44,740
5,000	ChevronTexaco Corp.	310,400
800	ConocoPhillips	88,712
1,070	Dominion Resources Black Warrior Trust	44,448
17,400	Exxon Mobil Corp.	1,101,594
1,100	Marathon Oil Corp.	52,074

		1,641,968

Paper Products (0.2%):
1,400	Kimberly-Clark Corp.	92,371
680	Louisiana-Pacific Corp.	17,864
830	Schweitzer Mauduit International, Inc.	28,262
1,210	Wausau Paper Mills Co.	18,247

		156,744

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Pharmaceuticals (2.5%):
1,600	Abbott Laboratories	$73,584
510	Alpharma, Inc.	6,691
5,000	Amgen, Inc.(b)	308,050
440	Bradley Pharmaceuticals, Inc.(b)	4,290
2,800	Bristol-Myers Squibb Co.	70,084
800	Cardinal Health, Inc.	46,840
1,900	Caremark Rx, Inc.(b)	72,732
1,600	Eli Lilly & Co.	89,600
700	Medco Health Solutions, Inc.(b)	31,094
410	Medicis Pharmaceutical Corp., Class A	14,161
4,300	Merck & Co., Inc.	136,310
1,210	MGI Pharma, Inc.(b)	27,709
2,400	Mylan Laboratories, Inc.	42,240
1,430	NBTY, Inc.(b)	36,165
500	Noven Pharmaceuticals, Inc.(b)	8,260
840	PAREXEL International Corp.(b)	18,833
45,600	Pfizer, Inc.	1,198,824
1,100	Wyeth	44,902

		2,230,369

Printing & Publishing (0.1%):
700	Consolidated Graphics, Inc.(b)	36,435
770	Global Imaging Systems, Inc.(b)	27,366
100	Imagistics International, Inc.(b)	3,385
870	John H. Harland Co.	31,929
1,010	Thomas Nelson, Inc.	22,119

		121,234

Raw Materials (0.1%):
720	AMCOL International Corp.	15,948
1,070	Massey Energy Co.	46,631

		62,579

Recreational Products (0.2%):
760	Arctic Cat, Inc.	20,596
840	Handleman Co.	17,312
860	Jakks Pacific, Inc.(b)	17,002
830	K2, Inc.(b)	11,894
1,690	Monaco Coach Corp.	30,268
980	SCP Pool Corp.	33,360
920	Winnebago Industries, Inc.	32,522

		162,954

REITS (0.3%):
400	Agree Realty Corp.	10,980
80	American Land Lease, Inc.	1,840

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
REITS, continued:
1,860	Annaly Mortgage Management, Inc.	$35,619
1,000	Anthracite Capital, Inc.	11,940
3,230	Anworth Mortgage Asset Corp.	31,266
400	BRT Realty Trust	9,580
1,000	Capital Lease Funding, Inc.	12,200
900	Capstead Mortgage Corp.	8,514
400	Correctional Properties Trust	10,512
700	Luminent Mortgage Capital, Inc.	7,945
4,490	MFA Mortgage Investments, Inc.	37,941
700	MortgageIT Holdings, Inc.	12,075
100	New York Mortgage Trust, Inc.	1,039
310	Novastar Financial, Inc.	11,033
500	One Liberty Properties, Inc.	9,560
100	PMC Commercial Trust	1,502
1,450	RAIT Investment Trust	38,932
400	Universal Health Realty Income Trust	12,024

		264,502

Restaurants (0.4%):
500	CBRL Group, Inc.	21,405
590	CEC Entertainment, Inc.(b)	22,833
890	Jack In the Box, Inc.(b)	31,951
90	Landry’s Seafood Restaurants, Inc.(b)	2,606
730	Lone Star Steakhouse & Saloon, Inc.	19,418
3,100	McDonald’s Corp.	102,548
350	P.F. Chang’s China Bistro, Inc.(b)	19,184
640	Panera Bread Corp.(b)	34,214
480	Papa John’s International, Inc.(b)	16,507
540	RARE Hospitality International, Inc.(b)	15,800
1,530	Ryan’s Restaurant Group, Inc.(b)	20,563
500	YUM! Brands, Inc.	24,390

		331,419

Retail (3.4%):
420	Action Performance Companies, Inc.	6,098
1,500	Burlington Coat Factory Warehouse Corp.	42,060
960	Casey’s General Stores, Inc.	17,318
1,070	Cato Corp., Class A	31,822
770	Children’s Place Retail Stores, Inc.(b)	30,792

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Retail, continued:
1,200	Christopher & Banks Corp.	$19,764
410	Cost Plus, Inc.(b)	11,533
1,600	Costco Wholesale Corp.	74,544
920	Electronics Boutique Holdings Corp.(b)	34,804
970	Ethan Allen Interiors, Inc.	34,086
1,400	Federated Department Stores, Inc.	79,030
840	Finish Line, Inc., Class A	17,186
990	Fred’s, Inc.	16,682
1,500	Goody’s Family Clothing	14,085
430	Guitar Center, Inc.(b)	26,049
1,120	Gymboree Corp.(b)	13,429
950	Hancock Fabrics, Inc.	8,170
600	Hibbet Sporting Goods, Inc.(b)	16,716
16,100	Home Depot, Inc.	644,321
1,380	Insight Enterprises, Inc.(b)	24,564
460	J. Jill Group, Inc.(b)	6,647
500	J.C. Penney Co., Inc.	22,245
580	Jo-Ann Stores, Inc.(b)	17,435
730	Kirkland’s, Inc.(b)	7,767
120	La-Z-Boy, Inc.	1,794
1,130	Linens ‘n Things, Inc.(b)	30,386
500	Longs Drug Stores, Inc.	13,615
1,400	May Department Stores Co.	48,314
270	Men’s Wearhouse, Inc.(b)	9,496
1,800	Movie Gallery, Inc.	41,112
4,000	Nordstrom, Inc.	215,040
3,200	Office Depot, Inc.(b)	61,600
960	Pep Boys-Manny, Moe & Jack, Inc.	17,357
490	Pier 1 Imports, Inc.	8,943
300	Radioshack Corp.	8,868
4,810	Sears, Roebuck & Co.	240,163
910	Select Comfort Corp.(b)	18,746
350	Shopko Stores, Inc.(b)	6,129
1,450	Stein Mart, Inc.(b)	30,175
1,500	Target Corp.	76,230
2,600	TJX Cos., Inc.	63,492
1,150	Too, Inc.(b)	30,544
1,010	Urban Outfitters, Inc.(b)	42,006
15,500	Wal-Mart Stores, Inc.	799,954
1,250	Zale Corp.(b)	37,188

		3,018,299

Semiconductors (2.2%):
870	Actel Corp.(b)	14,842
2,050	Adaptec, Inc.(b)	11,152

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Semiconductors, continued:
1,770	Aeroflex, Inc.(b)	$17,983
950	Applied Industrial Technologies, Inc.	26,904
9,800	Applied Materials, Inc.(b)	171,500
640	ATMI, Inc.(b)	17,421
2,670	Axcelis Technologies, Inc.(b)	22,962
330	Brooks Automation, Inc.(b)	5,976
590	Coherent, Inc.(b)	17,907
800	Cohu, Inc.	14,584
640	Cymer, Inc.(b)	18,499
1,020	DSP Group, Inc.(b)	25,679
1,440	ESS Technology, Inc.(b)	8,122
870	Exar Corp.(b)	12,293
960	Helix Technology Corp.	16,531
42,900	Intel Corp.	1,028,742
700	Linear Technology Corp.	27,342
1,450	Microsemi Corp.(b)	23,577
520	MKS Instruments, Inc.(b)	9,615
570	Mykrolis Corp.(b)	7,706
150	Photon Dynamics, Inc.(b)	3,488
610	Photronics, Inc.(b)	11,334
810	Power Integrations, Inc.(b)	17,204
410	Rudolph Technologies, Inc.(b)	7,519
1,130	Semitool, Inc.(b)	11,797
920	Silicon Storage Technology, Inc.(b)	4,250
2,560	Skyworks Solutions, Inc.(b)	18,586
870	Standard Microsystems Corp.(b)	15,251
11,200	Texas Instruments, Inc.	296,464
600	Ultratech Stepper, Inc.(b)	9,522
1,050	Varian Semiconductor Equipment Associates, Inc.(b)	41,832

		1,936,584

Technology (0.2%):
2,900	Andrew Corp.(b)	35,089
350	BEI Technologies, Inc.	9,601
510	Dionex Corp.(b)	29,356
830	Inter-Tel, Inc.	22,817
540	Intergraph Corp.(b)	16,076
640	Kronos, Inc.(b)	35,737
900	Micros Systems, Inc.(b)	29,187
430	Wilson Greatbatch Technologies, Inc.(b)	7,538

		185,401

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Telecommunications (1.9%):
680	Audiovox Corp.(b)	$10,139
1,380	C-COR, Inc.(b)	10,460
1,600	CenturyTel, Inc.	53,824
2,000	Citizens Communications Co.	26,680
250	Golden Telecom, Inc.	7,365
950	Harmonic, Inc.(b)	10,403
570	J2 Global Communications, Inc.(b)	21,837
8,700	Lucent Technologies, Inc.(b)	26,709
7,200	Motorola, Inc.	112,752
4,400	Nextel Communications, Inc., Class A(b)	129,492
1,500	QUALCOMM, Inc.	54,165
8,900	SBC Communications, Inc.	214,045
8,700	Sprint Corp.	206,016
1,140	Symmetricom, Inc.(b)	12,084
2,500	Telephone & Data Systems, Inc.	218,750
230	UTStarcom, Inc.(b)	2,956
14,600	Verizon Communications, Inc.	525,161
610	ViaSat, Inc.(b)	12,127

		1,654,965

Tobacco & Tobacco Products (0.6%):
6,300	Altria Group, Inc.	413,595
900	Reynolds American, Inc.	73,755
460	Universal Corp.	23,092
300	UST, Inc.	16,395

		526,837

Transportation & Shipping (1.1%):
910	Arkansas Best Corp.	39,330
890	EGL, Inc.(b)	28,258
2,500	FedEx Corp.	244,450
350	Forward Air Corp.(b)	15,498
1,815	Heartland Express, Inc.	37,407
80	Kirby Corp.(b)	3,540
1,120	Knight Transportation, Inc.	29,579
1,020	Landstar System, Inc.(b)	35,782
680	Overnite Corp.	23,100
500	Ryder System, Inc.	21,230
2,200	Union Pacific Corp.	139,590
3,500	United Parcel Service Inc., Class B	271,214
880	USF Corp.	42,064
690	Yellow Roadway Corp.(b)	39,848

		970,890

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Utilities—Electric (1.2%):
1,300	AES Corp.(b)	$21,762
2,700	Ameren Corp.	138,969
600	CenterPoint Energy, Inc.	7,188
1,600	Dominion Resources, Inc.	115,248
2,100	DTE Energy Co.	92,862
200	Edison International	6,496
1,300	FPL Group, Inc.	103,155
8,100	TXU Corp.	617,625

		1,103,305

Utilities—Natural Gas (0.2%):
630	Energen Corp.	40,635
910	New Jersey Resources Corp.	40,404
880	NICOR, Inc.	32,815
780	Piedmont Natural Gas Co., Inc.	18,221
740	Southwestern Energy Co.(b)	45,140
810	WGL Holdings, Inc.	24,867

		202,082

Total Common Stocks (Cost $43,575,298)		51,793,602

Asset Backed Securities(c) (2.6%):
$250,000	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	240,000
16,489	ACLC Business Loan Receivables, Series 1999-2, Class A2, 7.59%, 1/15/21	16,514
215,408	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	213,129
192,941	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	192,339
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	221,593
387,797	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	396,084
250,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	217,717
250,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	255,561

Shares or Principal Amount	Security Description	Value
Asset Backed Securities(c), continued:
$532,324	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	$528,851

Total Asset Backed Securities (Cost $2,207,017)		2,281,788

Mortgage Backed Securities (7.5%):
256,589	Bank of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	257,435
236,159	Countrywide Home Loans, Series 2001-24, Class 1A13, 6.25%, 1/25/32	235,747
499,364	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	500,749
170,702	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	170,655
238,623	Fannie Mae, Series 2003-8, Class QB, 4.50%, 12/25/12	239,520
113,621	Fannie Mae, Series 2002-57, Class BC, 5.50%, 6/25/15	114,222
52,073	Fannie Mae, Series 2001-49, Class DN, 6.00%, 11/25/15	52,048
91,210	Fannie Mae, Series 1992-198, Class N, 7.50%, 9/25/22	92,465
138,468	Fannie Mae, Series 2002-73, Class PK, 4.50%, 9/25/23	138,540
229,052	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	232,956
320,917	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	322,623
136,596	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	137,449
295,406	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	291,631
444,911	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	433,155
116,971	Freddie Mac, Series 2644, Class AH, 3.50%, 9/15/10	116,911
20,901	Freddie Mac, Series 2481, Class M, 5.50%, 1/15/15	20,903
235,487	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	227,276
203,161	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	204,037

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$598,692	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	$623,118
78,818	Freddie Mac, Series 2509, Class TC, 5.50%, 10/15/25	78,964
7,688	Freddie Mac, Series 2163, Class PA, 6.25%, 1/15/28	7,682
259,746	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	257,886
301,359	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	308,808
135,596	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	137,797
200,000	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	202,678
23,953	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	25,202
35,749	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	37,983
18,415	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	19,054
24,095	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	26,136
132,628	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	140,586
198,650	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	198,752
132,354	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	132,191
62,328	Structured Asset Securities Corp., Series 2002-17, Class 1A3, 6.00%, 9/25/32	62,322
68,293	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	68,160
105,034	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	105,222
233,560	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	233,415

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$201,499	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	$202,576

Total Mortgage Backed Securities (Cost $6,693,282)		6,656,854

Corporate Bonds (3.6%):
Aerospace & Defense (0.6%):
500,000	Boeing Capital Corp., 6.50%, 2/15/12	553,103

Banking (0.2%):
20,000	Bank of America Corp., 5.25%, 2/1/07	20,496
7,414	First Horizon Home Loan Corp., 5.50%, 4/1/06	7,558
150,000	Keycorp, 2.75%, 2/27/07	146,016

		174,070

Brokerage Services (0.4%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	204,350
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	131,848

		336,198

Financial—Leasing Company (0.7%):
600,000	International Lease Finance Corp., 5.32%, 12/9/07	614,829

Financial Services (1.0%):
200,000	General Motors Acceptance Corp., 6.63%, 10/15/05	203,121
70,000	Household Finance Corp., 5.20%, 3/15/05	70,055
70,000	Household Finance Corp., 5.75%, 4/15/05	70,210
20,000	Household Finance Corp., 6.05%, 6/15/06	20,375
110,000	Household Finance Corp., 6.70%, 9/15/09	115,521
100,000	Household Finance Corp., 7.40%, 8/15/22	103,406
250,000	JPMorgan Chase & Co., 6.25%, 12/15/05	255,392

		838,080

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Retail Stores (0.3%):
$250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	$293,360

Telecommunications (0.4%):
250,000	SBC Communications, Inc., 6.25%, 3/15/11	269,889
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	105,900

		375,789

Utilities—Electric (0.0%):
5,000	Indianapolis Power & Light, 7.05%, 2/1/24	5,127

Total Corporate Bonds (Cost $3,080,316)		3,190,556

Taxable Municipal Bonds (0.4%):
Georgia (0.4%)
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Callable 2/1/07@102*, Insured by: AMBAC	367,448

Total Taxable Municipal Bonds (Cost $350,000)		367,448

U.S. Government Agencies (9.0%):
Fannie Mae (2.9%):
200,000	2.27%, 11/17/05	198,647
500,000	3.70%, 8/18/08, Callable 5/18/05 @ 100*	497,640
100,000	3.50%, 6/17/09, Callable 6/17/05 @ 100*	100,027
500,000	4.00%, 11/10/11, Callable 5/10/05 @100*	497,628
500,000	4.16%, 6/11/13, Callable 6/11/05 @ 100*	481,410
250,000	5.00%, 11/28/14, Callable 5/28/05 @100*	250,578
500,000	5.00%, 5/27/16, Callable 5/27/05 @100*	501,349

		2,527,279

Federal Farm Credit Bank (1.1%):
1,000,000	4.48%, 6/10/13	978,011

Federal Home Loan Bank (4.4%):
500,000	2.00%, 6/24/05	498,707
250,000	2.25%, 9/29/05	248,737
250,000	2.49%, 12/29/05	248,315
300,000	3.00%, 5/15/06	298,192

Shares or Principal Amount	Security Description	Value
U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$500,000	3.20%, 12/29/06, Callable 12/29/05 @ 100*	$495,506
300,000	2.25%, 9/24/07, Callable 3/24/05 @ 100*	299,854
325,000	3.65%, 1/24/08, Callable 3/16/05 @100*	322,058
475,000	3.75%, 8/15/08	470,246
250,000	3.50%, 12/29/09, Callable 6/29/05 @100*	248,488
400,000	4.00%, 12/9/11, Callable 6/9/05 @ 100*	397,628
166,667	4.75%, 4/30/14, Callable 4/30/05 @ 100*	166,623
300,000	4.00%, 11/18/14, Callable 5/18/05 @100*	295,728

		3,990,082

Freddie Mac (0.6%):
250,000	3.00%, 11/18/09, Callable 11/18/05 @100*	246,031
250,000	5.13%, 11/7/13, Callable 11/7/05 @ 100*	250,877

		496,908

Total U.S. Government Agencies (Cost $8,050,081)		7,992,280

U.S. Treasury Bonds (0.9%):
200,000	5.50%, 8/15/28	219,867
500,000	5.38%, 2/15/31	549,766

Total U.S. Treasury Bonds (Cost $726,274)		769,633

U.S. Treasury Notes (6.4%):
500,000	1.88%, 11/30/05	495,430
500,000	2.63%, 11/15/06	492,578
1,000,000	3.13%, 9/15/08	976,406
500,000	3.50%, 12/15/09	489,219
1,000,000	3.88%, 2/15/13	973,945
625,000	4.25%, 8/15/13	622,119
650,000	4.25%, 8/15/14	644,033
1,000,000	4.25%, 11/15/14	990,508

Total U.S. Treasury Notes (Cost $5,792,591)		5,684,238

Indices (8.4%):
24,500	iShares MSCI EAFE Index Fund	3,997,910
77,828	iShares MSCI Japan Index Fund	841,321

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Indices, continued:
33,651	iShares S&P Europe 350 Index Fund	$2,601,222

Total Indices (Cost $6,285,809)		7,440,453

Investments in Affiliates (2.4%):
Investment Companies (2.4%):
1,598,914	American Performance Institutional Cash Management Fund	1,598,914

Shares or Principal Amount	Security Description	Value
Investments in Affiliates, continued:
Investment Companies, continued:
558,463	American Performance U.S. Treasury Fund	$558,463

Total Investments in Affiliates (Cost $2,157,377)		2,157,377

Total Investments (Cost $78,918,045)(a)—99.7%		88,334,229
Other assets in excess of liabilities—0.3%		247,859

Net Assets—100.0%		$88,582,088

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$10,360,037
Unrealized depreciation	(943,853)

Net unrealized appreciation	$9,416,184

(b)	Represents non-income producing security.
(c)	Represents an illiquid security.

Issue Description	Acquisition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/17/2003	$229,688	$0.96	0.27%
ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	10/17/2003	16,489	1.00	0.02%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	12/12/2003	212,716	0.99	0.24%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	179,436	1.00	0.22%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	202,500	0.89	0.25%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	386,343	1.02	0.45%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/15/2003	191,875	0.87	0.25%
Franchise Finance Corporation of America Secured Lending Corp., Series 199-1A, Class A1B, 6.94%, 9/18/25	12/12/2003	253,125	1.02	0.29%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	524,724	0.99	0.60%

*	Represents next call date. Additional subsequent call dates may apply for this security.
**	Represents variable rate investment. The rate presented is the rate in effect at February 28, 2005. The date presented reflects the final maturity date.

AMBAC—American Municipal Bond Assurance Corp.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Equity Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.5%):
Aerospace/Defense (0.6%):
2,800	Lockheed Martin Corp.	$165,816

Banking (18.1%):
28,750	Bank of America Corp.	1,341,187
27,500	Citigroup, Inc.	1,312,299
17,300	JPMorgan Chase & Co.	632,315
12,800	U.S. Bancorp	380,800
14,350	Wachovia Corp.	760,694
10,800	Wells Fargo & Co.	641,304

		5,068,599

Broadcasting/Cable (1.8%):
15,800	Comcast Corp.(b)	503,388

Chemicals (2.6%):
3,500	Air Products & Chemicals, Inc.	219,170
9,300	Dow Chemical Co.	512,895

		732,065

Computer Software & Services (1.2%):
2,800	Computer Sciences Corp.(b)	129,444
16,300	Oracle Corp.(b)	210,433

		339,877

Computers & Peripherals (2.4%):
17,100	EMC Corp.(b)	216,486
14,800	Hewlett-Packard Co.	307,840
8,100	Seagate Technology	145,557

		669,883

Construction (0.6%):
2,500	Centex Corp.	158,975

Diversified Manufacturing Operations (3.3%):
2,400	Eaton Corp.	167,400
4,700	General Electric Co.	165,440
17,400	Tyco International, Ltd.	582,552

		915,392

Electronic Components/Instruments (0.5%):
5,000	Jabil Circuit, Inc.(b)	128,550

Entertainment (5.1%):
5,800	Harrah’s Entertainment, Inc.	380,422
5,000	The Walt Disney Co.	139,700
28,000	Time Warner, Inc.(b)	482,440
12,300	Viacom, Inc., Class B	429,270

		1,431,832

Shares	Security Description	Value
Common Stocks, continued:
Financial Services (11.1%):
4,600	Fannie Mae	$268,916
5,000	Goldman Sachs Group, Inc.	544,000
5,550	Legg Mason, Inc.	447,552
15,500	Merrill Lynch & Co.	907,990
16,500	Morgan Stanley Dean Witter & Co.	931,755

		3,100,213

Health Care (3.4%):
1,700	Aetna, Inc.	248,234
5,100	Humana, Inc.(b)	169,677
4,800	McKesson Corp.	179,232
2,900	Wellpoint, Inc.(b)	353,974

		951,117

Hotels & Lodging (0.7%):
3,200	Starwood Hotels & Resorts Worldwide, Inc.	183,168

Insurance (5.5%):
14,000	American International Group, Inc.	935,200
4,300	MetLife, Inc.	176,472
3,400	Prudential Financial, Inc.	193,800
5,800	St. Paul Travelers Cos., Inc.	222,256

		1,527,728

Lumber (0.7%):
3,000	Weyerhauser Co.	200,790

Machinery & Equipment (3.8%):
3,900	Caterpillar, Inc.	370,695
3,950	Deere & Co.	280,885
4,800	Ingersoll-Rand Co., Class A	404,400

		1,055,980

Medical Equipment & Supplies (1.6%):
6,800	Johnson & Johnson	446,080

Metals—Processing & Fabrication (1.6%):
3,700	Alcoa, Inc.	118,844
2,500	Nucor Corp.	155,850
1,500	Phelps Dodge Corp.	159,675

		434,369

Oil & Gas Exploration, Production and Services (8.4%):
4,500	Apache Corp.	282,960
6,100	Burlington Resources, Inc.	302,743
5,100	Devon Energy Corp.	238,629
6,900	Diamond Offshore Drilling, Inc.	341,550
2,300	Smith International, Inc.(b)	147,798
3,400	Sunoco, Inc.	336,940
6,900	Transocean, Inc.(b)	334,512
5,100	Valero Energy Corp.	363,324

		2,348,456

Continued

AMERICAN PERFORMANCE FUNDS

Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil—Integrated Companies (4.9%):
9,500	ChevronTexaco Corp.	$589,760
2,400	ConocoPhillips	266,136
7,900	Exxon Mobil Corp.	500,149

		1,356,045

Pharmaceuticals (1.9%):
20,300	Pfizer, Inc.	533,687

Restaurants (0.7%):
5,900	McDonald’s Corp.	195,172

Retail (4.8%):
3,100	Costco Wholesale Corp.	144,429
2,750	Federated Department Stores, Inc.	155,238
9,800	Home Depot, Inc.	392,195
6,100	Nordstrom, Inc.	327,936
6,350	Sears, Roebuck & Co.	317,056

		1,336,854

Semiconductors (3.8%):
20,900	Applied Materials, Inc.(b)	365,750
13,000	Intel Corp.	311,740
14,200	Texas Instruments, Inc.	375,874

		1,053,364

Telecommunications (4.5%):
13,600	Motorola, Inc.	212,976
8,300	Nextel Communications, Inc., Class A(b)	244,269
9,100	SBC Communications, Inc.	218,855
11,500	Sprint Corp.	272,320
8,300	Verizon Communications, Inc.	298,551

		1,246,971

Shares	Security Description	Value
Common Stocks, continued:
Tobacco & Tobacco Products (0.9%):
4,000	Altria Group, Inc.	$262,600

Transportation & Shipping (1.8%):
2,450	FedEx Corp.	239,561
4,250	Union Pacific Corp.	269,663

		509,224

Utilities—Electric (3.2%):
5,200	Ameren Corp.	267,644
3,900	DTE Energy Co.	172,458
2,500	FPL Group, Inc.	198,375
3,500	TXU Corp.	266,875

		905,352

Total Common Stocks (Cost $20,724,617)		27,761,547

Investments in Affiliates (0.3%):
Investment Companies (0.3%):
96,704	American Performance Institutional Cash Management Fund(b)	96,704

Total Investments in Affiliates (Cost $96,704)		96,704

Total Investments (Cost $20,821,321)(a)—99.8%		27,858,251
Other assets in excess of liabilities—0.2%		58,765

Net Assets—100.0%		$27,917,016

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$7,295,095
Unrealized depreciation	(218,165)

Net unrealized appreciation	$7,036,930

(b)	Represents non-income producing securities.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (95.5%):
Aerospace/Defense (2.1%):
3,700	Lockheed Martin Corp.	$219,114
4,100	The Boeing Co.	225,377

		444,491

Apparel/Footwear (1.0%):
1,600	Liz Claiborne, Inc.	67,680
1,500	Reebok International Ltd.	66,240
1,260	V.F. Corp.	75,298

		209,218

Automotive Parts (1.3%):
7,065	AutoNation, Inc.(b)	137,979
4,680	Dana Corp.	67,486
4,370	Ford Motor Co.	55,281

		260,746

Beverages (3.3%):
10,030	Coca-Cola Co.	429,284
4,870	PepsiCo, Inc.	262,298

		691,582

Business Equipment & Services (0.8%):
3,910	First Data Corp.	160,388

Chemicals (2.4%):
7,120	Dow Chemical Co.	392,668
8,000	Hercules, Inc.(b)	114,720

		507,388

Commercial Services (0.3%):
1,810	Paychex, Inc.	57,793

Computer Software & Services (7.8%):
1,170	Adobe Systems, Inc.	72,248
6,910	Avaya, Inc.(b)	96,740
2,380	eBay, Inc.(b)	101,959
1,500	Electronic Arts, Inc.(b)	96,735
40,510	Microsoft Corp.	1,020,042
13,130	Oracle Corp.(b)	169,508
1,970	Yahoo!, Inc.(b)	63,572

		1,620,804

Computers & Peripherals (7.5%):
7,800	Apple Computer, Inc.(b)	349,908
17,670	Cisco Systems, Inc.(b)	307,811
7,620	Dell Computer Corp.(b)	305,486
6,330	International Business Machines Corp.	586,032

		1,549,237

Shares	Security Description	Value
Common Stocks, continued:
Consumer Products (3.6%):
1,700	Clorox Co.	$102,068
1,700	Mattel, Inc.	35,564
11,500	Procter & Gamble Co.	610,535

		748,167

Diversified Manufacturing Operations (9.0%):
3,010	3M Co.	252,659
1,010	American Standard Companies, Inc.	46,258
3,650	Ball Corp.	162,060
1,050	Eaton Corp.	73,238
35,290	General Electric Co.	1,242,207
2,120	Tyco International, Ltd.	70,978

		1,847,400

Electronic Components/Instruments (0.5%):
1,460	Danaher Corp.	79,088
570	Waters Corp.(b)	27,845

		106,933

Entertainment (1.1%):
2,250	Harrah’s Entertainment, Inc.	147,578
2,630	The Walt Disney Co.	73,482

		221,060

Food Products & Services (1.0%):
2,050	Campbell Soup Corp.	56,785
1,890	H.J. Heinz Co.	71,140
3,600	Sara Lee Corp.	80,640

		208,565

Health Care (2.7%):
600	Aetna, Inc.	87,612
1,160	IMS Health, Inc.	28,246
1,520	Laboratory Corp. of America Holdings(b)	72,793
2,070	Manor Care, Inc.	70,525
4,100	McKesson Corp.	153,094
2,840	Medtronic, Inc.	148,021

		560,291

Hotels & Lodging (1.2%):
3,030	Cendant Corp.	67,024
2,700	Marriott International, Inc.	173,070

		240,094

Insurance (0.9%):
1,770	ACE Ltd.	78,694
2,830	St. Paul Travelers Cos., Inc.	108,446

		187,140

Continued

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Machinery & Equipment (2.6%):
1,070	Black & Decker Corp.	$88,724
1,450	Caterpillar, Inc.	137,823
2,700	Stanley Works	124,875
1,900	United Technologies Corp.	189,772

		541,194

Medical Equipment & Supplies (6.5%):
1,720	Becton Dickinson & Co.	102,976
5,180	Boston Scientific Corp.(b)	169,179
16,410	Johnson & Johnson	1,076,496

		1,348,651

Metals—Processing & Fabrication (2.2%):
2,000	Allegheny Technologies, Inc.	49,220
6,490	Nucor Corp.	404,587

		453,807

Oil & Gas Exploration, Production and Services (1.5%):
2,910	BJ Services Co.	145,383
820	Devon Energy Corp.	38,368
2,130	Halliburton Co.	93,656
570	Occidental Petroleum Corp.	40,054

		317,461

Oil—Integrated Companies (8.0%):
360	ConocoPhillips	39,920
20,000	Exxon Mobil Corp.	1,266,200
7,200	Marathon Oil Corp.	340,848

		1,646,968

Paper Products (1.1%):
3,500	Kimberly-Clark Corp.	230,930

Pharmaceuticals (5.2%):
5,350	Amgen, Inc.(b)	329,613
3,770	Eli Lilly & Co.	211,120
10,280	Merck & Co., Inc.	325,876
5,230	Wyeth	213,489

		1,080,098

Restaurants (0.3%):
1,200	YUM! Brands, Inc.	58,536

Retail (8.2%):
4,140	Home Depot, Inc.	165,683
1,100	J.C. Penney Co., Inc.	48,939
1,850	Nordstrom, Inc.	99,456
7,700	Office Depot, Inc.(b)	148,225
2,260	Sears, Roebuck & Co.	112,842

Shares	Security Description	Value
Common Stocks, continued:
Retail, continued:
3,550	Target Corp.	$180,410
6,400	TJX Cos., Inc.	156,288
15,270	Wal-Mart Stores, Inc.	788,084

		1,699,927

Semiconductors (7.1%):
6,000	Applied Materials, Inc.(b)	105,000
34,490	Intel Corp.	827,070
4,000	Micron Technology, Inc.(b)	46,000
18,880	Texas Instruments, Inc.	499,754

		1,477,824

Telecommunications (1.7%):
20,800	Lucent Technologies, Inc.(b)	63,856
9,500	Motorola, Inc.	148,770
3,630	QUALCOMM, Inc.	131,079

		343,705

Tobacco & Tobacco Products (2.8%):
8,190	Altria Group, Inc.	537,673
790	UST, Inc.	43,174

		580,847

Transportation & Shipping (1.4%):
3,770	United Parcel Service Inc., Class B	292,137

Utilities—Electric (0.4%):
3,060	AES Corp.(b)	51,224
1,550	CenterPoint Energy, Inc.	18,569
400	Edison International	12,992

		82,785

Total Common Stocks (Cost $16,301,547)		19,776,167

Investment Companies (1.7%):
2,900	S&P Depositary Receipt(b)	349,972

Total Investment Companies (Cost $350,117)		349,972

Investments in Affiliates (0.0%):
Investment Companies (0.0%):
5,619	American Performance Institutional Cash Management Fund(b)	5,619

Total Investments in Affiliates (Cost $5,619)		5,619

Total Investments (Cost $16,657,283)(a)—97.2%		20,131,758
Other assets in excess of liabilities—2.8%		581,787

Net Assets—100.0%		$20,713,545

Continued

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,777,328
Unrealized depreciation	(302,853)

Net unrealized appreciation	$3,474,475

(b)	Represents non-income producing securities.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (91.8%):
Advertising (0.2%):
66	ADVO, Inc.	$2,420
500	Vertrue, Inc.(b)	19,445

		21,865

Aerospace/Defense (2.0%):
720	Armor Holdings, Inc.(b)	28,742
1,280	Cubic Corp.	23,987
580	Curtiss-Wright Corp.	32,219
520	Esterline Technologies Corp.(b)	17,098
380	FEI Co.(b)	9,405
1,240	FLIR Systems, Inc.(b)	38,750
550	Littlefuse, Inc.(b)	17,886
800	Moog, Inc.(b)	35,680
1,310	Teledyne Technologies, Inc.(b)	40,060

		243,827

Airlines (0.3%):
950	Mesa Air Group, Inc.(b)	7,087
1,710	SkyWest, Inc.	29,190

		36,277

Apparel / Footwear (2.4%):
710	Brown Shoe Co., Inc.	23,714
840	Genesco, Inc.(b)	24,755
1,390	Hot Topic, Inc.(b)	29,690
1,400	K-Swiss, Inc., Class S	43,400
920	Kellwood Co.	26,376
250	Oxford Industries, Inc.	8,840
809	Quiksilver, Inc.(b)	25,556
850	Russell Corp.	15,377
910	Steven Madden, Ltd.(b)	16,999
2,440	Stride Rite Corp.	31,720
150	Timberland Co.(b)	10,446
1,845	Wolverine World Wide, Inc.	41,051

		297,924

Automotive Parts (1.5%):
970	A.O. Smith Corp.	25,492
920	American Axle & Manufacturing Holdings, Inc.	24,306
787	CLARCOR, Inc.	43,497
780	Group 1 Automotive, Inc.(b)	21,567
570	Oshkosh Truck Corp.	42,551
400	Strattec Security Corp.(b)	22,268

		179,681

Banking (6.2%):
1,900	BancorpSouth, Inc.	39,938
710	Bank of the Ozarks, Inc.	24,495

Shares	Security Description	Value
Common Stocks, continued:
Banking, continued:
600	Capital Crossing Bank(b)	$18,360
1,448	Chittenden Corp.	38,488
1,010	Columbia Banking System, Inc.	24,038
760	Corus Bankshares, Inc.	37,582
1,850	Dime Community Bancshares, Inc.	28,879
460	Downey Financial Corp.	28,819
1,090	East West Bancorp, Inc.	39,196
1,210	First Niagara Financial Group, Inc.	16,565
920	Hancock Holding Co.	28,207
1,150	Hudson United Bancorp	40,756
660	Independence Community Bank Corp.	26,275
740	Irwin Financial Corp.	16,813
1,420	Mid-State Bancshares	37,587
1,240	NewAlliance Bancshares, Inc.	17,732
1,320	Prosperity Bancshares, Inc.	36,445
1,480	Southwest Bancorp of Texas	28,194
690	Sterling Bancshares, Inc.	10,067
1,320	Suffolk Bancorp	44,484
3,390	TrustCo Bank Corp.	40,714
700	UCBH Holdings, Inc.	28,973
780	UMB Financial Corp.	43,945
1,790	Umpqua Holdings Corp.	42,799
1,120	Wilshire Bancorp, Inc.(b)	15,343
95	Wintrust Financial Corp.	5,098

		759,792

Broadcasting/Cable (0.3%):
820	4Kids Entertainment, Inc.(b)	16,023
1,600	Cox Radio, Inc.(b)	25,696

		41,719

Building Materials (1.9%):
1,500	ABM Industries, Inc.	27,795
1,190	Building Materials Holding Corp.	54,907
510	Florida Rock Industries, Inc.	32,727
400	Genlyte Group, Inc.(b)	35,928
187	Griffon Corp.(b)	4,301
508	Hughes Supply, Inc.	15,570
1,180	Simpson Manufacturing Co., Inc.	40,745
570	USG Corp.(b)	18,006

		229,979

Business Equipment & Services (2.9%):
820	Administaff, Inc.(b)	10,988
640	CDI Corp.	13,318
68	Checkpoint Systems, Inc.(b)	1,135
750	Convergys Corp.(b)	11,243
1,080	Digital Insight Corp.(b)	17,334

Continued

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Business Equipment & Services, continued:
1,280	EPIQ Systems, Inc.(b)	$16,256
440	FTI Consulting, Inc.(b)	8,360
740	Global Payments, Inc.	41,085
1,210	iPass, Inc.(b)	7,369
880	Labor Ready, Inc.(b)	16,526
480	LECG Corp.(b)	8,664
990	MAXIMUS, Inc.	33,521
410	NDCHealth Corp.	6,359
1,550	OCA, Inc.(b)	7,688
570	SOURCECORP, Inc.(b)	11,902
890	Spherion Corp.(b)	6,942
520	StarTek, Inc.	9,386
1,690	Tetra Tech, Inc.(b)	28,020
960	United Stationers, Inc.(b)	42,221
8	Viad Corp.	216
550	Volt Information Sciences, Inc.(b)	16,016
1,600	Watson Wyatt & Co. Holdings	43,776

		358,325

Chemicals (1.5%):
1,280	Fuller (H. B.) Co.	34,099
440	Georgia Gulf Corp.	23,236
580	Lubrizol Corp.	24,725
1,230	Schulman, Inc.	22,214
640	SurModics, Inc.(b)	20,576
4,220	Wellman, Inc.	57,815

		182,665

Commercial Services (0.3%):
1,035	Aaron Rents, Inc.	21,177
540	NCO Group, Inc.(b)	10,859

		32,036

Computer Software & Services (5.0%):
800	Activision, Inc(b)	17,488
900	ANSYS, Inc.(b)	32,364
1,500	Brady Corp.	51,929
710	CACI International, Inc., Class A(b)	38,312
800	Carreker-Antinori Corp.(b)	5,632
550	Catapult Communications Corp.(b)	13,200
960	CIBER, Inc.(b)	7,190
604	Cognex Corp.	16,731
1,380	Dendrite International, Inc.(b)	21,197
1,140	FactSet Research Systems, Inc.	37,609
1,010	FileNET Corp.(b)	23,654
770	FindWhat.com(b)	8,470
930	Hyperion Solutions Corp.(b)	46,945
1,100	Internet Security Systems, Inc.(b)	22,088

Shares	Security Description	Value
Common Stocks, continued:
Computer Software & Services, continued:
550	JDA Software Group, Inc.(b)	$7,387
820	Manhattan Associates, Inc.(b)	16,293
1,040	Mantech International Corp.(b)	25,667
430	MRO Software, Inc(b)	5,809
1,490	Pinnacle Systems, Inc.(b)	6,377
1,710	Progress Software Corp.(b)	39,587
860	Serena Software, Inc.(b)	19,866
700	Sybase, Inc.(b)	13,188
865	Take-Two Interactive Software, Inc.(b)	31,720
1,270	THQ, Inc.(b)	34,722
970	Verity, Inc.(b)	11,495
1,000	WebEx Communications, Inc.(b)	23,370
610	Websense, Inc.(b)	36,509

		614,799

Computers & Peripherals (1.4%):
700	Anixter International, Inc.	26,278
453	Avid Technology, Inc.(b)	30,305
710	Black Box Corp.	27,654
570	Hutchinson Technology, Inc.(b)	18,616
930	Komag, Inc.(b)	18,740
700	Mercury Computer Systems, Inc.(b)	20,601
186	Paxar Corp.(b)	4,358
700	Planar Systems, Inc.(b)	5,642
310	ScanSource, Inc.(b)	19,453

		171,647

Construction (0.9%):
248	EMCOR Group, Inc.(b)	11,961
572	MDC Holdings, Inc.	45,542
50	NVR, Inc.(b)	39,613
430	URS Corp.(b)	12,401

		109,517

Consumer Products (1.5%):
7,700	A.T. Cross Co., Class A(b)	41,195
1,200	Delta & Pine Land Co.	34,788
1,510	Fossil, Inc.(b)	38,958
1,130	Nautilus Group, Inc.	25,041
1,070	Russ Berrie & Company, Inc.	24,353
480	Stanley Furniture Co., Inc.	22,498

		186,833

Diversified Manufacturing Operations (2.2%):
910	Albany International Corp.	29,348
860	AptarGroup, Inc.	44,392
740	Briggs & Stratton Corp.	29,171
350	Carbo Ceramics, Inc.	25,893

Continued

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Diversified Manufacturing Operations, continued:
550	Cuno, Inc.(b)	$30,910
250	Hillenbrand Industry, Inc.	14,103
1,550	Lennox International, Inc.	33,511
1,270	Tredegar Corp.	21,971
628	Watts Industries, Inc., Class A	20,881
320	Woodward Governor Co.	23,421

		273,601

Electronic Components/Instruments (2.6%):
46	Acuity Brands, Inc.	1,272
540	Advanced Energy Industries, Inc.(b)	5,027
450	Analogic Corp.	19,323
400	Bel Fuse, Inc.	12,392
700	Belden CDT, Inc.	16,814
774	Benchmark Electronics, Inc.(b)	25,169
820	C&D Technologies, Inc.	11,300
870	CTS Corp.	11,441
540	Daktronics, Inc.(b)	11,799
870	Electro Scientific Industries, Inc.(b)	19,662
710	Input/Output, Inc.(b)	5,240
790	Itron, Inc.(b)	21,054
430	Keithley Instruments, Inc.	7,121
700	Measurement Specialties, Inc.(b)	17,710
1,280	Methode Electronics, Inc., Class A	14,323
550	Omnivision Technologies, Inc.(b)	11,116
525	Park Electrochemical Corp.	10,448
520	Rogers Corp.(b)	23,743
1,940	SBS Technologies, Inc.(b)	23,513
1,150	Trimble Navigation Ltd.(b)	41,422
740	Vicor Corp.	8,399

		318,288

Entertainment (0.6%):
360	Aztar Corp.(b)	10,696
600	Polaris Industries, Inc.	41,874
825	Shuffle Master, Inc.(b)	27,027

		79,597

Financial Services (2.2%):
760	A.G. Edwards, Inc.	32,764
950	Alliance Capital Management Holding LP	44,678
1,320	ASTA Funding, Inc.	27,905
289	Coinstar, Inc.(b)	6,765
1,330	CompuCredit Corp.(b)	39,794
1,690	eFunds Corp.(b)	37,586
960	Friedman, Billings, Ramsey Group, Inc.	17,808
935	Investment Technology Group, Inc.(b)	17,625

Shares	Security Description	Value
Common Stocks, continued:
Financial Services, continued:
200	iStar Financial, Inc.	$8,498
1,180	Janus Capital Group, Inc.	16,555
166	Piper Jaffray Companies, Inc.(b)	6,565
610	World Acceptance Corp.(b)	16,653

		273,196

Food Products & Services (2.5%):
420	Cal-Maine Foods, Inc.	4,082
1,380	Corn Products International, Inc.	38,599
1,450	Flowers Foods, Inc.	43,499
1,170	Hain Celestial Group, Inc.(b)	21,844
690	J & J Snack Foods, Inc.	32,575
410	John B. Sanfilippo & Son, Inc.(b)	10,658
1,570	Nature’s Sunshine Products, Inc.	30,254
860	Performance Food Group Co.(b)	23,340
630	Ralcorp Holdings, Inc.	29,327
900	Sanderson Farms, Inc.	40,383
870	United Natural Foods, Inc.(b)	27,118

		301,679

Health Care (3.8%):
970	Accredo Health, Inc.(b)	41,341
810	American Healthways, Inc.(b)	27,524
1,050	AMERIGROUP Corp.(b)	41,853
580	Amsurg Corp.(b)	14,013
420	Arthrocare Corp.(b)	12,104
1,320	Centene Corp.(b)	44,035
134	Coventry Health Care, Inc.(b)	8,455
650	Cross Country Healthcare, Inc.(b)	9,939
550	Health Net, Inc.(b)	16,445
1,010	Hooper Holmes, Inc.	4,474
360	Humana, Inc.(b)	11,977
890	IDEXX Laboratories, Inc.(b)	49,351
1,070	Odyssey Healthcare, Inc.(b)	12,038
280	PacifiCare Health Systems, Inc.(b)	17,774
650	Pediatrix Medical Group, Inc.(b)	44,545
500	RehabCare Group, Inc.(b)	14,350
650	Sierra Health Services, Inc.(b)	40,014
520	Sunrise Senior Living, Inc.(b)	24,648
340	United Surgical Partners International, Inc.(b)	13,960
270	Wellchoice, Inc.(b)	13,946

		462,786

Home Builders (1.6%):
150	Beazer Homes USA, Inc.	25,788
580	M/I Homes, Inc.	32,654
620	Meritage Corp.(b)	45,403

Continued

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Home Builders, continued:
540	Ryland Group, Inc.	$37,557
650	Standard Pacific Corp.	52,000

		193,402

Insurance (3.8%):
560	Conseco, Inc.(b)	10,595
833	Delphi Financial Group, Inc.	37,135
1,170	First American Corp.	42,764
1,720	Fremont General Corp.	43,241
800	Hilb, Rogal & Hamilton Co.	27,448
820	LandAmerica Financial Group, Inc.	44,886
250	National Western Life Insurance Co., Class A(b)	43,563
630	Philadelphia Consolidated Holding Corp.(b)	47,866
930	ProAssurance Corp.(b)	37,665
970	Selective Insurance Group, Inc.	44,630
1,010	Stewart Information Services Corp.	40,390
1,090	UICI	29,888
271	Zenith National Insurance Corp.	13,721

		463,792

Lumber (0.2%):
720	Universal Forest Products, Inc.	28,188

Machinery & Equipment (2.8%):
660	Engineered Support Systems, Inc.	36,485
550	Gardner Denver, Inc.(b)	22,611
619	IDEX Corp.	24,451
700	JLG Industries, Inc.	14,980
720	Lone Star Technologies, Inc.(b)	32,623
310	Roper Industries, Inc.	20,026
700	Stewart & Stevenson Services, Inc.	14,994
1,032	Timken Co.	29,206
520	Toro Co.	45,088
890	Tractor Supply Co.(b)	37,905
490	W.W. Grainger, Inc.	30,762
970	Watsco, Inc.	37,015

		346,146

Medical—Biotechnology (0.9%):
890	Biolase Technology, Inc.	8,953
430	Biosite, Inc.(b)	24,914
745	Enzo Biochem, Inc.(b)	12,121
1,050	Pharmaceutical Product Development, Inc.(b)	44,783
640	Techne Corp.(b)	21,818

		112,589

Shares	Security Description	Value
Common Stocks, continued:
Medical Equipment & Supplies (5.3%):
310	Advanced Medical Optics, Inc.(b)	$11,765
790	American Medical Systems Holdings, Inc.(b)	31,284
690	Cerner Corp.(b)	35,949
700	CONMED Corp.(b)	20,727
570	Cooper Companies, Inc.	46,939
450	Cyberonics, Inc.(b)	16,871
480	Datascope Corp.	16,886
830	Diagnostic Products Corp.	37,873
209	Haemonetics Corp.(b)	8,669
380	Hologic, Inc.(b)	14,041
490	ICU Medical, Inc.(b)	15,004
660	Immucor, Inc.(b)	19,605
820	Integra Lifesciences Holdings Corp.(b)	30,414
495	Intermagnetics General Corp.(b)	13,053
720	Invacare Corp.	33,926
49	Mentor Corp.	1,696
770	Merit Medical Systems, Inc.(b)	10,141
790	Owens & Minor, Inc.	22,049
950	PolyMedica Corp.	32,709
1,250	Priority Healthcare Corp., Class B(b)	28,600
910	ResMed, Inc.(b)	53,644
930	Respironics, Inc.(b)	53,707
540	Sola International, Inc.(b)	15,023
1,050	Sybron Dental Specialties, Inc.(b)	37,506
1,140	Viasys Healthcare, Inc.(b)	23,587
620	Vital Signs, Inc.	25,470

		657,138

Metals—Processing & Fabrication (4.2%):
500	Carpenter Technology Corp.	33,810
725	Century Aluminum Co.(b)	23,570
640	Cleveland Cliffs, Inc.	51,424
1,538	Commercial Metals Co.	53,521
840	Encore Wire Corp.(b)	10,072
874	Maverick Tube Corp.(b)	31,079
490	Metal Management, Inc.	14,519
1,120	Mueller Industries, Inc.	35,258
280	Nucor Corp.	17,455
835	Quanex Corp.	49,140
920	Reliance Steel & Aluminum Co.	42,044
850	Ryerson Tull, Inc.	12,198
390	Schnitzer Steel Industries, Inc.	15,842
1,210	Shaw Group, Inc.(b)	25,168
1,140	Steel Dynamics, Inc.	50,776
740	Steel Technologies, Inc.	22,814
750	Wheeling-Pittsburgh Corp.(b)	31,256

		519,946

Continued

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services (4.3%):
440	Cabot Oil & Gas Corp.	$24,636
500	Cal Dive International, Inc.(b)	25,390
920	Cimarex Energy Co.(b)	37,416
227	Frontier Oil Corp.	7,278
1,110	Gulf Island Fabrication, Inc.	26,718
760	Headwaters, Inc.(b)	24,442
10	Houston Exploration Co.(b)	579
520	Hydril Co.(b)	31,236
570	Oceaneering International, Inc.(b)	22,743
535	Offshore Logistics, Inc.(b)	17,607
1,150	Patina Oil & Gas Corp.	46,298
370	Petroleum Development Corp.(b)	16,221
881	Remington Oil & Gas Corp.(b)	29,355
810	Spinnaker Exploration Co.(b)	29,047
890	St. Mary Land & Exploration Co.	45,283
910	Stone Energy Corp.(b)	45,709
420	Swift Energy Co.(b)	11,420
530	TETRA Technologies, Inc.(b)	16,594
902	Unit Corp.(b)	41,294
270	Veritas DGC, Inc.(b)	7,322
680	World Fuel Services Corp.	19,482

		526,070

Oil—Integrated Companies (0.8%):
760	BP Prudhoe Bay Royalty Trust	45,950
1,160	Dominion Resources Black Warrior Trust	48,186

		94,136

Paper Products (0.6%):
780	Louisiana-Pacific Corp.	20,491
910	Schweitzer Mauduit International, Inc.	30,985
1,310	Wausau Paper Mills Co.	19,755

		71,231

Pharmaceuticals (1.0%):
610	Alpharma, Inc.	8,003
440	Bradley Pharmaceuticals, Inc.(b)	4,290
410	Medicis Pharmaceutical Corp., Class A	14,161
1,310	MGI Pharma, Inc.(b)	29,999
1,590	NBTY, Inc.(b)	40,211
500	Noven Pharmaceuticals, Inc.(b)	8,260
930	PAREXEL International Corp.(b)	20,851

		125,775

Shares	Security Description	Value
Common Stocks, continued:
Printing & Publishing (1.1%):
800	Consolidated Graphics, Inc.(b)	$41,641
860	Global Imaging Systems, Inc.(b)	30,564
126	Imagistics International, Inc.(b)	4,265
920	John H. Harland Co.	33,764
1,110	Thomas Nelson, Inc.	24,309

		134,543

Raw Materials (0.6%):
810	AMCOL International Corp.	17,942
1,160	Massey Energy Co.	50,552

		68,494

Recreational Products (1.5%):
850	Arctic Cat, Inc.	23,035
930	Handleman Co.	19,167
950	Jakks Pacific, Inc.(b)	18,782
930	K2, Inc.(b)	13,327
1,890	Monaco Coach Corp.	33,850
1,080	SCP Pool Corp.	36,763
1,020	Winnebago Industries, Inc.	36,057

		180,981

REITS (2.4%):
400	Agree Realty Corp.	10,980
600	American Land Lease, Inc.	13,800
2,060	Annaly Mortgage Management, Inc.	39,449
1,100	Anthracite Capital, Inc.	13,134
3,520	Anworth Mortgage Asset Corp.	34,074
500	BRT Realty Trust	11,975
1,100	Capital Lease Funding, Inc.	13,420
1,000	Capstead Mortgage Corp.	9,460
400	Correctional Properties Trust	10,512
800	Luminent Mortgage Capital, Inc.	9,080
4,870	MFA Mortgage Investments, Inc.	41,152
800	MortgageIT Holdings, Inc.	13,800
100	New York Mortgage Trust, Inc.	1,039
310	Novastar Financial, Inc.	11,033
600	One Liberty Properties, Inc.	11,472
100	PMC Commercial Trust	1,502
1,595	RAIT Investment Trust	42,825
400	Universal Health Realty Income Trust	12,024

		300,731

Restaurants (1.8%):
600	CBRL Group, Inc.	25,686
628	CEC Entertainment, Inc.(b)	24,304
980	Jack In the Box, Inc.(b)	35,182
56	Landry’s Seafood Restaurants, Inc.(b)	1,621

Continued

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Restaurants, continued:
830	Lone Star Steakhouse & Saloon, Inc.	$22,078
350	P.F. Chang’s China Bistro, Inc.(b)	19,184
740	Panera Bread Corp.(b)	39,560
580	Papa John’s International, Inc.(b)	19,946
558	RARE Hospitality International, Inc.(b)	16,327
1,620	Ryan’s Restaurant Group, Inc.(b)	21,773

		225,661

Retail (6.2%):
520	Action Performance Companies, Inc.	7,550
1,670	Burlington Coat Factory Warehouse Corp.	46,828
1,050	Casey’s General Stores, Inc.	18,942
1,160	Cato Corp., Class A	34,498
860	Children’s Place Retail Stores, Inc.(b)	34,391
1,300	Christopher & Banks Corp.	21,411
510	Cost Plus, Inc.(b)	14,346
1,020	Electronics Boutique Holdings Corp.(b)	38,587
1,070	Ethan Allen Interiors, Inc.	37,600
940	Finish Line, Inc., Class A	19,232
1,080	Fred’s, Inc.	18,198
1,600	Goody’s Family Clothing	15,024
430	Guitar Center, Inc.(b)	26,049
1,210	Gymboree Corp.(b)	14,508
950	Hancock Fabrics, Inc.	8,170
700	Hibbet Sporting Goods, Inc.(b)	19,502
1,480	Insight Enterprises, Inc.(b)	26,344
560	J. Jill Group, Inc.(b)	8,092
580	Jo-Ann Stores, Inc.(b)	17,435
820	Kirkland’s, Inc.(b)	8,725
111	La-Z-Boy, Inc.	1,659
1,220	Linens ‘n Things, Inc.(b)	32,806
500	Longs Drug Stores, Inc.	13,615
266	Men’s Wearhouse, Inc.(b)	9,355
1,990	Movie Gallery, Inc.	45,452
1,050	Pep Boys-Manny, Moe & Jack, Inc.	18,984
490	Pier 1 Imports, Inc.	8,943
480	Sears, Roebuck & Co.	23,966
1,010	Select Comfort Corp.(b)	20,806
367	Shopko Stores, Inc.(b)	6,426
1,550	Stein Mart, Inc.(b)	32,256
1,250	Too, Inc.(b)	33,200
1,060	Urban Outfitters, Inc.(b)	44,085
1,340	Zale Corp.(b)	39,865

		766,850

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors (3.6%):
870	Actel Corp.(b)	$14,842
2,240	Adaptec, Inc.(b)	12,186
1,960	Aeroflex, Inc.(b)	19,914
1,050	Applied Industrial Technologies, Inc.	29,735
640	ATMI, Inc.(b)	17,421
2,860	Axcelis Technologies, Inc.(b)	24,596
330	Brooks Automation, Inc.(b)	5,976
590	Coherent, Inc.(b)	17,907
890	Cohu, Inc.	16,225
740	Cymer, Inc.(b)	21,390
1,120	DSP Group, Inc.(b)	28,196
1,630	ESS Technology, Inc.(b)	9,193
960	Exar Corp.(b)	13,565
1,060	Helix Technology Corp.	18,253
1,550	Microsemi Corp.(b)	25,203
510	MKS Instruments, Inc.(b)	9,430
670	Mykrolis Corp.(b)	9,058
150	Photon Dynamics, Inc.(b)	3,488
610	Photronics, Inc.(b)	11,334
910	Power Integrations, Inc.(b)	19,328
410	Rudolph Technologies, Inc.(b)	7,519
1,220	Semitool, Inc.(b)	12,737
1,020	Silicon Storage Technology, Inc.(b)	4,712
2,760	Skyworks Solutions, Inc.(b)	20,038
960	Standard Microsystems Corp.(b)	16,829
700	Ultratech Stepper, Inc.(b)	11,109
1,140	Varian Semiconductor Equipment Associates, Inc.(b)	45,417

		445,601

Technology (1.4%):
340	BEI Technologies, Inc.	9,326
610	Dionex Corp.(b)	35,112
930	Inter-Tel, Inc.	25,566
640	Intergraph Corp.(b)	19,053
740	Kronos, Inc.(b)	41,321
1,000	Micros Systems, Inc.(b)	32,430
430	Wilson Greatbatch Technologies, Inc.(b)	7,538

		170,346

Telecommunications (0.8%):
780	Audiovox Corp.(b)	11,630
1,470	C-COR, Inc.(b)	11,143
250	Golden Telecom, Inc.	7,365
1,050	Harmonic, Inc.(b)	11,498
670	J2 Global Communications, Inc.(b)	25,667
1,230	Symmetricom, Inc.(b)	13,037

Continued

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 28, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Telecommunications, continued:
230	UTStarcom, Inc.(b)	$2,956
610	ViaSat, Inc.(b)	12,127

		95,423

Tobacco & Tobacco Products (0.2%):
560	Universal Corp.	28,112

Transportation & Shipping (2.7%):
1,052	Arkansas Best Corp.	45,467
1,020	EGL, Inc.(b)	32,385
331	Forward Air Corp.(b)	14,657
1,985	Heartland Express, Inc.	40,911
115	Kirby Corp.(b)	5,089
1,270	Knight Transportation, Inc.	33,541
1,140	Landstar System, Inc.(b)	39,991
780	Overnite Corp.	26,497
1,070	USF Corp.	51,145
760	Yellow Roadway Corp.(b)	43,890

		333,573

Utilities—Natural Gas (1.8%):
730	Energen Corp.	47,085
1,000	New Jersey Resources Corp.	44,400
980	NICOR, Inc.	36,544
860	Piedmont Natural Gas Co., Inc.	20,090

Shares	Security Description	Value
Common Stocks, continued:
Utilities—Natural Gas, continued:
770	Southwestern Energy Co.(b)	$46,970
910	WGL Holdings, Inc.	27,937

		223,026

Total Common Stocks (Cost $8,997,975)		11,287,787

Indices (3.5%):
3,400	iShares Russell 2000 Index Fund	428,978

Total Indices (Cost $430,202)		428,978

Investments in Affiliates (6.4%):
Investment Companies (6.4%):
785,323	American Performance Institutional Cash Management Fund	785,323

Total Investments in Affiliates (Cost $785,323)		785,323

Total Investments (Cost $10,213,500)(a)—101.7%		12,502,088
Liabilities in excess of other assets—(1.7)%		(211,099)

Net Assets—100.0%		$12,290,989

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,481,867
Unrealized depreciation	(193,279)

Net unrealized appreciation	$2,288,588

(b)	Represents non-income producing securities.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements

February 28, 2005

(Unaudited)

1.	Organization:

The American Performance Funds (the “Trust”) were organized on October 1, 1987, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company established as a Massachusetts business trust. The Trust presently offer shares of the U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, the Institutional Cash Management Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Equity Fund, the Growth Equity Fund and the Small Cap Equity Fund (individually referred to as a “Fund” and collectively, “the Trust”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, and the Institutional Cash Management Fund (“the Money Market Funds”) have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Equity Fund, the Growth Equity Fund, and the Small Cap Equity Fund (“the Variable Net Asset Value Funds”), securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent national pricing service approved by the Board of Trustees. The following is an overview of how securities will be valued in the Variable Net Asset Value Funds:

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded, except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price. If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Foreign equity securities will be priced at the closing price on the foreign exchange on which they are principally traded. If there have been no sales for that day, a security will be valued at the latest available bid price on the exchange where the security is principally traded. Prices of foreign securities denominated in foreign currency shall be converted into U.S. dollar equivalents using the daily rate of exchanges as supplied by a Board Approved National Pricing Service as of London 4:00 GMT.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2005

(Unaudited)

Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing service. Short term fixed income securities are valued at amortized cost, which approximates current value.

Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed ended mutual funds are valued at their fair values based upon the latest available closing price.

Repurchase agreements will be valued at original cost.

Other securities and assets for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Funds’ pricing committee under the supervision of the Board of Trustees.

Security Transactions and Related Income:

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date.

Restricted and Illiquid Securities:

The Variable Net Asset Value Funds will not invest more than 15% of their net assets and the Money Market Funds will not invest more than 10% of their net assets in Section 4(2) paper and illiquid securities unless the investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper or illiquid securities held by a Fund in excess of this level is at all time liquid.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign government laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method.

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2005

(Unaudited)

securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, the Institutional Cash Management Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, and the Bond Fund. Dividends from net investment income are declared and paid quarterly for the Balanced Fund, the Equity Fund, the Growth Equity Fund and the Small Cap Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. The character of income and gains distributed are determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

3.	Related Party Transactions:

BOk Investment Advisers, Inc. (“BOkIA”), a separate, wholly-owned subsidiary of Bank of Oklahoma, NA (“BOk”), serves as investment adviser to the Funds. Under the terms of the Investment Advisory Agreement, BOkIA is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule.

Annual Advisory Fee (as a percentage of net assets)
U.S. Treasury Fund	0.40%
Institutional U.S. Treasury Fund	0.15%
Cash Management Fund	0.40%
Institutional Cash Management Fund	0.15%
Intermediate Tax-Free Bond Fund	0.55%
Short-Term Income Fund	0.55%
Intermediate Bond Fund	0.55%
Bond Fund	0.55%
Balanced Fund	0.74%
Equity Fund	0.69%
Growth Equity Fund	0.69%
Small Cap Equity Fund	0.69%

BOkIA serves the Trust as Administrator for which it is entitled to an annual fee of 0.20% of the average daily net assets of each of the Funds. Under a Sub-Administration Agreement BOkIA pays BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) a fee of up to 0.05% of each Fund’s average daily net assets to perform certain administrative duties for the Trust. The fees paid to BISYS Ohio by BOkIA for such services come out of BOkIA’s fees and are not an additional charge to the Funds.

BOk serves the Trust as custodian for which it is paid a fee up to 0.03% of each Fund’s average daily net assets.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 28, 2005

(Unaudited)

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), and BISYS Ohio are subsidiaries of The BISYS Group, Inc. BISYS Ohio, with whom certain officers of the Trust are affiliated, are paid no fees directly by the Trust for serving as officers of the Trust. BISYS Ohio also serves the Trust as transfer agent and fund accountant. Under its Fund Accounting Agreement with the Trust, BISYS Ohio is entitled to receive an annual fee of 0.03% of each Fund’s average daily net assets (except for the U.S. Treasury Fund and Cash Management Fund) to perform fund accounting duties for the Trust. In regards to the U.S. Treasury Fund and Cash Management Fund, BISYS Ohio is entitled to receive an annual fee of 0.025% of the average daily net assets of each Fund for fund accounting services.

The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Funds, and may be used by BISYS to pay banks, including BOk, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds. For the period ended February 28, 2005, BISYS received $33,697 from commissions earned on sales of shares of the variable net asset value funds, $33,631 of which was reallowed to affiliated broker/dealers of the Funds.

From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2004 are as follows:

	Purchases	Sales
Intermediate Tax-Free Bond Fund	$1,184,541	$5,368,279
Short-Term Income Fund	114,908,841	106,498,272
Intermediate Bond Fund	22,061,619	19,682,904
Bond Fund	22,275,416	23,245,499
Balanced Fund	40,851,715	41,516,966
Equity Fund	18,272,790	38,632,613
Growth Equity Fund	36,571,192	53,312,200
Small Cap Equity Fund	3,028,202	3,963,529

5.	Concentration of Credit Risk:

The Intermediate Tax-Free Bond Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector. The Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of February 28, 2005, (as a percentage of net assets):

Intermediate Tax-Free Bond Fund
School District	24.51%
General Obligation	16.47%
Utilities	13.14%
Water	7.12%
Higher Education	6.69%
Investment Companies	6.11%
Medical	5.47%
General	4.54%
Pollution	3.28%
Transportation	2.92%
Facilities	1.94%

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Concluded

February 28, 2005

(Unaudited)

Intermediate Tax-Free Bond Fund
Development	1.76%
Education	1.61%
Single Family Housing	1.52%
Multi-Family Housing	1.45%
Banking	1.11%
Municipal District	0.25%
Power	0.10%
Housing	0.01%

100.00%

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	U.S. Treasury Fund
	Six Months Ended February 28, 2005		Year Ended August 31,
			2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.006		0.004	0.006	0.013	0.045	0.051

Total from Investment Activities	0.006		0.004	0.006	0.013	0.045	0.051

Distributions
Net investment income	(0.006)		(0.004)	(0.006)	(0.013)	(0.045)	(0.051)

Total Distributions	(0.006)		(0.004)	(0.006)	(0.013)	(0.045)	(0.051)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.61	%(a)	0.35%	0.58%	1.29%	4.63%	5.20%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$690,325		$630,933	$605,625	$611,568	$626,404	$608,410
Ratio of expenses to average net assets	0.71	%(b)	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of net investment income to average net assets	1.24	%(b)	0.35%	0.58%	1.28%	4.51%	5.11%
Ratio of expenses to average net assets*	0.96	%(b)	0.95%	0.95%	0.95%	0.95%	0.96%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Institutional U.S. Treasury Fund
	Six Months Ended February 28, 2005		Year Ended August 31,		Period Ended August 31, 2002(a)
			2004	2003
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.008		0.008	0.010	0.014

Total from Investment Activities	0.008		0.008	0.010	0.014

Distributions
Net investment income	(0.008)		(0.008)	(0.010)	(0.014)

Total Distributions	(0.008)		(0.008)	(0.010)	(0.014)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000

Total Return	0.84	%(b)	0.79%	1.02%	1.37	%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)	$282,993		$182,345	$77,647	$53,005
Ratio of expenses to average net assets	0.27	%(c)	0.26%	0.26%	0.26	%(c)
Ratio of net investment income to average net assets	1.72	%(c)	0.79%	0.99%	1.58	%(c)
Ratio of expenses to average net assets*	0.47	%(c)	0.46%	0.51%	0.53	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period October 19, 2001 (commencement of operations) through August 31, 2002.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Cash Management Fund
	Six Months Ended February 28, 2005		Year Ended August 31,
			2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.007		0.006	0.009	0.017	0.049	0.054

Total from Investment Activities	0.007		0.006	0.009	0.017	0.049	0.054

Distributions
Net investment income	(0.007)		(0.006)	(0.009)	(0.017)	(0.049)	(0.054)

Total Distributions	(0.007)		(0.006)	(0.009)	(0.017)	(0.049)	(0.054)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.71	%(a)	0.60%	0.85%	1.67%	4.99%	5.55%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$833,080		$661,759	$672,857	$892,477	$731,152	$647,086
Ratio of expenses to average net assets	0.56	%(b)	0.55%	0.55%	0.54%	0.54%	0.55%
Ratio of net investment income to average net assets	1.43	%(b)	0.60%	0.87%	1.64%	4.81%	5.42%
Ratio of expenses to average net assets*	0.96	%(b)	0.95%	0.95%	0.94%	0.94%	0.95%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Institutional Cash Management Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004	Period Ended August 31, 2003(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000

Investment Activities
Net investment income	0.008		0.009	0.009

Total from Investment Activities	0.008		0.009	0.009

Distributions
Net investment income	(0.008)		(0.009)	(0.009)

Total Distributions	(0.008)		(0.009)	(0.009)

Net Asset Value, End of Period	$1.000		$1.000	$1.000

Total Return	0.84	%(b)	0.88%	0.87	%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)	$258,793		$250,970	$301,500
Ratio of expenses to average net assets	0.27	%(c)	0.26%	0.12	%(c)
Ratio of net investment income to average net assets	1.69	%(c)	0.87%	1.05	%(c)
Ratio of expenses to average net assets*	0.49	%(c)	0.46%	0.47	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period November 22, 2002 (commencement of operations) through August 31, 2003.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Intermediate Tax-Free Bond Fund
	Six Months Ended February 28, 2005		Year Ended August 31,
			2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$10.99		$10.85	$11.00	$10.97	$10.56	$10.51

Investment Activities
Net investment income	0.18		0.36	0.39	0.46	0.47	0.47
Net realized/unrealized gains (losses) on investment transactions	(0.10)		0.17	(0.12)	0.08	0.42	0.11

Total from Investment Activities	0.08		0.53	0.27	0.54	0.89	0.58

Distributions
Net investment income	(0.19)		(0.39)	(0.39)	(0.46)	(0.47)	(0.47)
Net realized gains on investment transactions	(0.03)		—	(0.03)	(0.05)	(0.01)	(0.06)

Total Distributions	(0.22)		(0.39)	(0.42)	(0.51)	(0.48)	(0.53)

Net Asset Value, End of Period	$10.85		$10.99	$10.85	$11.00	$10.97	$10.56

Total Return (excludes sales charge)	0.71	%(a)	5.00%	2.47%	5.09%	8.57%	5.78%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$33,862		$33,734	$41,653	$34,680	$28,618	$26,902
Ratio of expenses to average net assets	0.79	%(b)	0.72%	0.72%	0.76%	0.75%	0.77%
Ratio of net investment income to average net assets	3.24	%(b)	3.36%	3.52%	4.18%	4.37%	4.58%
Ratio of expenses to average net assets*	1.24	%(b)	1.17%	1.17%	1.21%	1.20%	1.22%
Portfolio turnover	3.78%		11.80%	19.52%	10.22%	9.20%	0.00%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Short-Term Income Fund
	Six Months Ended February 28, 2005		Year Ended August 31,
			2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$10.27		$10.35	$10.34	$10.24	$9.93	$9.89

Investment Activities
Net investment income	0.16		0.29	0.32	0.47	0.60	0.62
Net realized/unrealized gains (losses) on investment transactions	(0.09)		0.06	0.10	0.14	0.31	0.04

Total from Investment Activities	0.07		0.35	0.42	0.61	0.91	0.66

Distributions
Net investment income	(0.18)		(0.38)	(0.38)	(0.47)	(0.60)	(0.62)
Net realized gains on investment transactions	—		(0.05)	(0.03)	(0.04)	—	—

Total Distributions	(0.18)		(0.43)	(0.41)	(0.51)	(0.60)	(0.62)

Net Asset Value, End of Period	$10.16		$10.27	$10.35	$10.34	$10.24	$9.93

Total Return (excludes sales charge)	0.69	%(a)	3.39%	4.12%	6.14%	9.37%	6.92%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$269,486		$213,566	$228,843	$135,409	$75,458	$61,650
Ratio of expenses to average net assets	0.53	%(b)	0.52%	0.52%	0.55%	0.56%	0.57%
Ratio of net investment income to average net assets	3.17	%(b)	2.81%	2.98%	4.79%	5.87%	6.30%
Ratio of expenses to average net assets*	1.16	%(b)	1.15%	1.15%	1.18%	1.19%	1.21%
Portfolio turnover	48.29%		125.55%	174.71%	103.52%	63.55%	50.34%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Intermediate Bond Fund
	Six Months Ended February 28, 2005		Year Ended August 31,
			2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$10.41		$10.65	$10.58	$10.47	$10.08	$10.08

Investment Activities
Net investment income	0.17		0.33	0.38	0.52	0.59	0.60
Net realized/unrealized gains (losses) on investment transactions	(0.08)		0.08	0.15	0.12	0.39	—

Total from Investment Activities	0.09		0.41	0.53	0.64	0.98	0.60

Distributions
Net investment income	(0.20)		(0.40)	(0.43)	(0.53)	(0.59)	(0.60)
Net realized gains	—		(0.25)	(0.03)	—	—	—

Total Distributions	(0.20)		(0.65)	(0.46)	(0.53)	(0.59)	(0.60)

Net Asset Value, End of Period	$10.30		$10.41	$10.65	$10.58	$10.47	$10.08

Total Return (excludes sales charge)	0.85	%(a)	3.92%	4.99%	6.24%	10.01%	6.21%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$90,550		$90,786	$98,598	$103,208	$96,908	$84,218
Ratio of expenses to average net assets	0.96	%(b)	0.94%	0.95%	0.96%	0.95%	0.96%
Ratio of net investment income to average net assets	3.42	%(b)	3.06%	3.53%	4.98%	5.76%	6.04%
Ratio of expenses to average net assets*	1.16	%(b)	1.14%	1.15%	1.16%	1.15%	1.17%
Portfolio turnover	22.75%		142.06%	127.81%	80.93%	62.71%	34.32%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Bond Fund
	Six Months Ended February 28, 2005		Year Ended August 31,
			2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$9.57		$9.82	$9.89	$9.67	$9.17	$9.18

Investment Activities
Net investment income	0.18		0.39	0.45	0.50	0.55	0.57
Net realized/unrealized gains (losses) on investment transactions	(0.05)		0.16	0.03	0.29	0.50	(0.01)

Total from Investment Activities	0.13		0.55	0.48	0.79	1.05	0.56

Distributions
Net investment income	(0.20)		(0.41)	(0.45)	(0.50)	(0.55)	(0.57)
Net realized gains on investment transactions	(0.02)		(0.39)	(0.10)	(0.07)	—	—

Total Distributions	(0.22)		(0.80)	(0.55)	(0.57)	(0.55)	(0.57)

Net Asset Value, End of Period	$9.48		$9.57	$9.82	$9.89	$9.67	$9.17

Total Return (excludes sales charge)	1.34	%(a)	5.80%	5.02%	8.44%	11.79%	6.38%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$48,114		$49,465	$60,864	$72,139	$65,462	$56,141
Ratio of expenses to average net assets	0.97	%(b)	0.96%	0.96%	0.96%	0.96%	0.97%
Ratio of net investment income to average net assets	3.93	%(b)	3.98%	4.50%	5.19%	5.85%	6.31%
Ratio of expenses to average net assets*	1.17	%(b)	1.16%	1.16%	1.16%	1.16%	1.17%
Portfolio turnover	47.83%		97.38%	178.47%	122.65%	76.59%	27.39%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Balanced Fund
	Six Months Ended February 28, 2005		Year Ended August 31,
			2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$12.34		$11.56	$10.77	$11.88	$13.86	$13.62

Investment Activities
Net investment income	0.15		0.20	0.23	0.28	0.29	0.31
Net realized/unrealized gains (losses) on investment transactions	0.90		0.79	0.80	(1.11)	(1.96)	1.37

Total from Investment Activities	1.05		0.99	1.03	(0.83)	(1.67)	1.68

Distributions
Net investment income	(0.14)		(0.21)	(0.24)	(0.28)	(0.31)	(0.31)
Net realized gains on investment transactions	—		—	—	—	—	(1.13)

Total Distributions	(0.14)		(0.21)	(0.24)	(0.28)	(0.31)	(1.44)

Net Asset Value, End of Period	$13.25		$12.34	$11.56	$10.77	$11.88	$13.86

Total Return (excludes sales charge)	8.50	%(a)	8.49%	9.93%	(7.13)%	(12.12)%	13.06%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$88,582		$84,174	$71,552	$54,957	$60,249	$70,636
Ratio of expenses to average net assets	0.77	%(b)	0.76%	0.77%	0.77%	0.75%	0.76%
Ratio of net investment income to average net assets	2.20	%(b)	1.66%	2.16%	2.36%	2.39%	2.38%
Ratio of expenses to average net assets*	1.34	%(b)	1.33%	1.34%	1.34%	1.32%	1.35%
Portfolio turnover	49.09%		104.37%	81.13%	65.87%	84.73%	124.49%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Equity Fund
	Six Months Ended February 28, 2005		Year Ended August 31,
			2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$7.94		$7.12	$6.49	$10.78	$17.48	$18.16

Investment Activities
Net investment income	0.04		0.10	0.06	0.07	0.09	0.07
Net realized/unrealized gains (losses) on investment transactions	1.14		0.80	0.64	(2.39)	(3.13)	2.52

Total from Investment Activities	1.18		0.90	0.70	(2.32)	(3.04)	2.59

Distributions
Net investment income	(0.06)		(0.08)	(0.07)	(0.07)	(0.09)	(0.06)
Net realized gains on investment transactions	—		—	—	(1.90)	(3.57)	(3.21)

Total Distributions	(0.06)		(0.08)	(0.07)	(1.97)	(3.66)	(3.27)

Net Asset Value, End of Period	$9.06		$7.94	$7.12	$6.49	$10.78	$17.48

Total Return (excludes sales charge)	14.93	%(a)	12.62%	10.72%	(24.99)%	(19.60)%	15.70%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$27,917		$43,897	$47,793	$56,753	$109,685	$151,163
Ratio of expenses to average net assets	1.14	%(b)	1.08%	1.10%	1.08%	1.06%	1.07%
Ratio of net investment income to average net assets	0.78	%(b)	1.13%	0.94%	0.79%	0.76%	0.38%
Ratio of expenses to average net assets*	1.33	%(b)	1.27%	1.29%	1.27%	1.25%	1.26%
Portfolio turnover	55.96%		65.12%	36.48%	97.98%	124.00%	114.90%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Growth Equity Fund
	Six Months Ended February 28, 2005		Year Ended August 31,
			2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$8.89		$8.84	$8.47	$9.95	$16.57	$15.46

Investment Activities
Net investment income (loss)	0.11		0.03	0.03	—	(0.04)	(0.04)
Net realized/unrealized gains (losses) on investment transactions	0.69		0.05	0.37	(1.48)	(6.17)	3.10

Total from Investment Activities	0.80		0.08	0.40	(1.48)	(6.21)	3.06

Distributions
Net investment income	(0.10)		(0.03)	(0.03)	—	—	—
Net realized gains on investment transactions	—		—	—	—	(0.41)	(1.95)

Total Distributions	(0.10)		(0.03)	(0.03)	—	(0.41)	(1.95)

Net Asset Value, End of Period	$9.59		$8.89	$8.84	$8.47	$9.95	$16.57

Total Return (excludes sales charge)	8.97	%(a)	0.88%	4.75%	(14.83)%	(38.04)%	20.45%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$20,714		$37,506	$86,236	$76,585	$89,439	$175,449
Ratio of expenses to average net assets	1.17	%(b)	1.09%	1.08%	1.08%	1.07%	1.07%
Ratio of net investment income (loss) to average net assets	2.10	%(b)	0.33%	0.39%	0.03%	(0.27)%	(0.23)%
Ratio of expenses to average net assets*	1.36	%(b)	1.28%	1.27%	1.27%	1.26%	1.28%
Portfolio turnover	130.82%		175.50%	32.67%	42.81%	70.46%	124.30%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Small Cap Equity Fund
	Six Months Ended February 28, 2005		Year Ended August 31,
			2004	2003	2002	2001	2000
	(Unaudited)
Net Asset Value, Beginning of Period	$13.73		$12.43	$10.61	$12.11	$12.54	$10.47

Investment Activities
Net investment income	0.03		—	0.02	0.01	0.02	0.03
Net realized/unrealized gains (losses) on investment transactions	2.78		1.31	1.82	(1.18)	(0.36)	2.21

Total from Investment Activities	2.81		1.31	1.84	(1.17)	(0.34)	2.24

Distributions
Net investment income	(0.03)		(0.01)	(0.02)	(0.01)	(0.03)	(0.04)
Net realized gains on investment transactions	(3.75)		—	—	(0.32)	(0.06)	(0.13)

Total Distributions	(3.78)		(0.01)	(0.02)	(0.33)	(0.09)	(0.17)

Net Asset Value, End of Period	$12.76		$13.73	$12.43	$10.61	$12.11	$12.54

Total Return (excludes sales charge)	21.32	%(a)	10.45%	17.48%	(9.87)%	(2.69)%	21.60%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$12,291		$11,048	$14,062	$10,314	$7,454	$8,042
Ratio of expenses to average net assets	0.90	%(b)	0.86%	0.78%	0.71%	0.66%	0.52%
Ratio of net investment income to average net assets	0.52	%(b)	0.02%	0.22%	0.13%	0.18%	0.28%
Ratio of expenses to average net assets*	1.39	%(b)	1.35%	1.35%	1.45%	1.40%	1.47%
Portfolio turnover	26.65%		121.48%	36.52%	68.42%	118.56%	164.17%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited)

February 28, 2005

U.S. Treasury Fund:
Security Allocation	Percentage of Net Assets
Repurchase Agreements	100.2%

Total	100.2%

Institutional U.S. Treasury Fund:
Security Allocation	Percentage of Net Assets
Repurchase Agreements	100.2%

Total	100.2%

Cash Management Fund:
Security Allocation	Percentage of Net Assets
U.S. Government Agencies	42.0%
Repurchase Agreements	40.9%
Commercial Paper	16.5%
Corporate Bonds	2.4%

Total	101.8%

Institutional Cash Management Fund:
Security Allocation	Percentage of Net Assets
U.S. Government Agencies	54.0%
Repurchase Agreements	27.0%
Commercial Paper	24.8%

Total	105.8%

Intermediate Tax-Free Bond Fund:
Security Allocation	Percentage of Net Assets
Municipal Bonds	94.1%
Investment Companies	6.1%

Total	100.2%

Short-Term Income Fund:
Security Allocation	Percentage of Net Assets
Mortgage Backed Securities	41.7%
U.S. Government Agencies	25.9%
U.S. Treasury Notes	16.3%
Corporate Bonds	7.1%
Asset Backed Securities	5.9%
Investment Companies	2.1%
Taxable Municipal Bonds	0.9%

Total	99.9%

Intermediate Bond Fund:
Security Allocation	Percentage of Net Assets
Mortgage Backed Securities	30.9%
U.S. Government Agencies	26.7%
Corporate Bonds	12.1%
U.S. Treasury Notes	10.2%
Asset Backed Securities	8.3%
Investment Companies	5.3%
U.S. Treasury Bonds	3.6%
Taxable Municipal Bonds	3.1%

Total	100.2%

Bond Fund:
Security Allocation	Percentage of Net Assets
U.S. Government Agencies	25.7%
Corporate Bonds	18.3%
Mortgage Backed Securities	17.4%
Asset Backed Securities	10.4%
U.S. Treasury Notes	9.4%
Taxable Municipal Bonds	8.3%
Investment Companies	5.5%
U.S. Treasury Bonds	4.6%

Total	99.6%

Balanced Fund:
Security Allocation	Percentage of Net Assets
Fixed Income	30.4%
Financials	11.7%
Information Technology	8.7%
Indices	8.4%
Consumer Discretionary	8.1%
Healthcare	7.6%
Industrials	7.2%
Energy	5.2%
Consumer Staples	4.2%
Materials	2.8%
Investment Companies	2.4%
Telecommunications	1.6%
Utilities	1.4%

Total	99.7%

Equity Fund:
Security Allocation	Percentage of Net Assets
Financials	34.8%
Energy	13.3%
Consumer Discretionary	13.1%
Industrials	9.5%
Information Technology	8.6%
Healthcare	6.9%
Materials	4.9%
Telecommunications	3.7%
Utilities	3.2%
Consumer Staples	1.5%
Investment Companies	0.3%

Total	99.8%

Growth Equity Fund:
Security Allocation	Percentage of Net Assets
Information Technology	24.4%
Consumer Staples	15.6%
Healthcare	14.6%
Industrials	14.0%
Consumer Discretionary	10.6%
Energy	9.5%
Materials	5.5%
Investment Companies	1.7%
Financials	0.9%
Utilities	0.4%

Total	97.2%

Small Cap Equity Fund:
Security Allocation	Percentage of Net Assets
Consumer Discretionary	17.5%
Industrials	15.8%
Information Technology	15.5%
Financials	14.3%
Healthcare	11.5%
Investment Companies	6.4%
Materials	6.3%
Energy	5.8%
Consumer Staples	3.6%
Indices	3.5%
Utilities	1.4%
Telecommunications	0.1%

Total	101.7%

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited), Continued

February 28, 2005

As a shareholder of the American Performance Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the American Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 through February 28, 2005.

Actual Expenses and Actual Returns

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 9/1/04	Ending Account Value 2/28/05	Expense Paid During Period* 9/1/04 - 2/28/05	Expense Ratio During Period** 9/1/04 - 2/28/05
U.S. Treasury Fund	$1,000.00	$1,006.10	$3.53	0.71%
Institutional U.S. Treasury Fund	1,000.00	1,008.40	1.34	0.27%
Cash Management Fund	1,000.00	1,007.10	2.79	0.56%
Institutional Cash Management Fund	1,000.00	1,008.40	1.34	0.27%
Intermediate Tax-Free Bond Fund	1,000.00	1,007.10	3.93	0.79%
Short-Term Income Fund	1,000.00	1,006.90	2.64	0.53%
Intermediate Bond Fund	1,000.00	1,008.50	4.78	0.96%
Bond Fund	1,000.00	1,013.40	4.84	0.97%
Balanced Fund	1,000.00	1,085.00	3.98	0.77%
Equity Fund	1,000.00	1,149.30	6.08	1.14%
Growth Equity Fund	1,000.00	1,089.70	6.06	1.17%
Small Cap Equity Fund	1,000.00	1,213.20	4.94	0.90%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the American Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/04	Ending Account Value 2/28/05	Expense Paid During Period* 9/1/04 - 2/28/05	Expense Ratio During Period** 9/1/04 - 2/28/05
U.S. Treasury Fund	$1,000.00	$1,021.27	$3.56	0.71%
Institutional U.S. Treasury Fund	1,000.00	1,023.46	1.35	0.27%
Cash Management Fund	1,000.00	1,022.02	2.81	0.56%
Institutional Cash Management Fund	1,000.00	1,023.46	1.35	0.27%
Intermediate Tax-Free Bond Fund	1,000.00	1,020.88	3.96	0.79%
Short-Term Income Fund	1,000.00	1,022.17	2.66	0.53%
Intermediate Bond Fund	1,000.00	1,020.03	4.81	0.96%
Bond Fund	1,000.00	1,019.98	4.86	0.97%
Balanced Fund	1,000.00	1,020.98	3.86	0.77%
Equity Fund	1,000.00	1,019.14	5.71	1.14%
Growth Equity Fund	1,000.00	1,018.99	5.86	1.17%
Small Cap Equity Fund	1,000.00	1,020.33	4.51	0.90%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

AMERICAN PERFORMANCE FUNDS

Investment Adviser & Administrator

BOk Investment Advisers, Inc.

Bank Oklahoma Tower

Tulsa, Oklahoma 74103

Distributor

BISYS Fund Services

3435 Stelzer Road

Columbus, Ohio 43219

Legal Counsel

Ropes & Gray LLP

One Metro Center

700 12th Street, NW

Suite 900

Washington, DC 20005

Auditors

KPMG LLP

191 West Nationwide Blvd.

Suite 500

Columbus, Ohio 43215

Semiann-04/05

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The Nominations Committee will consider and evaluate nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date May XX, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date May XX, 2005

By (Signature and Title)*	/s/ Walter B. Grimm
Walter B. Grimm, President

Date May XX, 2005

*	Print the name and title of each signing officer under his or her signature.